UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2014

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2014 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 86.6%
COMMON STOCK — 45.8%
Argentina — 0.0%
Iron & Steel — 0.0%
Ternium SA ADR	2,700	$47,628

Total Argentina		47,628

Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a)	1,300	2,782

Total Bahamas		2,782

Belgium — 0.1%
Consumer Products — 0.0%
Anheuser-Busch InBev NV	3,585	403,460

Insurance — 0.1%
Ageas	35,139	1,249,374

Total Belgium		1,652,834

Bermuda — 0.1%
Insurance — 0.0%
Blue Capital Reinsurance Holdings Ltd.	1,300	23,075

Media — 0.0%
Global Sources Ltd. (a)	85	540

Transportation & Logistics — 0.1%
Golar LNG Ltd. (c)	23,117	843,077
Teekay Corp. (d)	13,400	681,926

		1,525,003

Total Bermuda		1,548,618

Brazil — 0.0%
Banking — 0.0%
Banco Santander Brasil SA ADR	7,900	39,658

Insurance — 0.0%
Brasil Insurance Participacoes e Administracao SA	43,000	55,000

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	12,571	97,425

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR (d)	43,500	216,195

Total Brazil		408,278

Canada — 0.2%
Asset Management — 0.0%
Restaurant Brands International (a)	1,203	46,965

Biotechnology & Pharmaceutical — 0.0%
QLT, Inc. (a)	3,800	15,238

Consumer Products — 0.0%
Cott Corp. (d)	17,600	121,088

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a),(d)	3,100	36,394

See Notes to Consolidated Schedule of Investments.

1

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Hardware — 0.0%
Sierra Wireless, Inc. (a)	300	$14,217

Media — 0.0%
Points International Ltd. (a)	200	2,558

Metals & Mining — 0.1%
Alamos Gold, Inc. (a)	3,400	24,242
Dominion Diamond Corp. (a),(d)	13,300	238,868
Fortuna Silver Mines, Inc. (a)	500	2,275
Kinross Gold Corp. (a),(d)	109,800	309,636
MFC Industrial Ltd. (d)	800	5,664
Nevsun Resources Ltd.	12,100	47,069
Silvercorp Metals, Inc.	800	1,040
Taseko Mines Ltd. (a),(d)	2,200	2,266

		631,060

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (a),(d)	8,500	40,715
Bellatrix Exploration Ltd. (a)	100	364
Enerplus Corp.	2,700	25,920
Gran Tierra Energy, Inc. (a),(d)	42,000	161,700
Precision Drilling Corp. (d)	16,400	99,384
TransGlobe Energy Corp. (d)	3,100	12,834

		340,917

Renewable Energy — 0.1%
Canadian Solar, Inc. (a),(d)	48,800	1,180,472

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (d)	9,200	276,736

Total Canada		2,665,645

Chile — 0.0%
Real Estate — 0.0%
Parque Arauco SA	82,892	158,982

Total Chile		158,982

China — 1.1%
Asset Management — 0.0%
Noah Holdings Ltd. ADR (a)	100	2,090

Automotive — 0.0%
China Automotive Systems, Inc. (d)	2,600	18,434

Biotechnology & Pharmaceutical — 0.0%
Sinovac Biotech Ltd. (a)	1,900	9,937

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (a),(d)	28,900	589,849

Design Manufacturing & Distribution — 0.0%
Nam Tai Property, Inc.	10,700	50,825

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a),(d)	8,000	269,360

Insurance — 0.0%
CNinsure, Inc. ADR (a),(d)	3,700	24,531

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (a)	400	9,772

Media — 0.5%
Baidu, Inc. ADR (a),(d)	12,811	2,920,524
Leju Holdings Ltd. ADR (a)	5	54
SouFun Holdings Ltd. ADR	300	2,217

See Notes to Consolidated Schedule of Investments.

2

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Tencent Holdings Ltd.	217,000	$3,139,756
Zhaopin Ltd. ADR (a),(d)	1,340	20,341

		6,082,892

Medical Equipment/Devices — 0.0%
Mindray Medical International Ltd. ADR	5,900	155,760

Metals & Mining — 0.0%
Aluminum Corp. of China Ltd. ADR (a)	400	4,608

Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	800	19,120
Guangshen Railway Co. Ltd. ADR	200	4,826

		23,946

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR (d)	13,500	31,860

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (a),(d)	7,900	64,661
Trina Solar Ltd. ADR (a),(d)	16,000	148,160

		212,821

Retail Discretionary — 0.1%
Alibaba Group Holding Ltd. ADR (a),(e)	7,023	729,971

Software — 0.4%
NetEase, Inc. ADR	400	39,656
Perfect World Co. Ltd. ADR (d)	16,600	261,616
YY, Inc. ADR (a),(c)	86,730	5,406,748

		5,708,020

Total China		13,924,676

Colombia — 0.0%
Oil, Gas & Coal — 0.0%
Pacific Rubiales Energy Corp.	5,526	34,199

Total Colombia		34,199

Czech Republic — 0.0%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (a)	1,600	5,136

Total Czech Republic		5,136

Denmark — 0.1%
Banking — 0.1%
Jyske Bank A/S (a)	20,785	1,050,606

Commercial Services — 0.0%
ISS A/S (a)	8,813	252,958

Total Denmark		1,303,564

France — 0.2%
Banking — 0.2%
BNP Paribas SA	17,830	1,052,578
Credit Agricole SA	108,149	1,396,043
Societe Generale SA	16,319	682,953

Total France		3,131,574

Germany — 1.1%
Automotive — 0.0%
Volkswagen AG	542	117,507

See Notes to Consolidated Schedule of Investments.

3

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceutical — 0.3%
Merck KGaA	31,920	$3,003,938

Health Care Facilities/Services — 0.7%
Fresenius SE & Co. KGaA	173,838	9,038,540

Real Estate — 0.1%
Deutsche Annington Immobilien SE	18,496	627,970
Deutsche Wohnen AG	5,083	119,907
GAGFAH SA (a)	25,034	559,068
LEG Immobilien AG	4,314	321,366

		1,628,311

Total Germany		13,788,296

Greece — 0.3%
Banking — 0.2%
Alpha Bank AE (a)	1,691,872	950,395
Eurobank Ergasias SA (a)	3,490,778	779,808
Piraeus Bank SA (a)	703,660	765,676

		2,495,879

Real Estate — 0.1%
Grivalia Properties REIC	68,589	629,897

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	1,000	14,020
Costamare, Inc. (d)	6,100	107,421
Diana Shipping, Inc. (a),(d)	4,200	28,182
Paragon Shipping, Inc. A Shares (a),(d)	400	1,084
Safe Bulkers, Inc. (d)	11,100	43,401
StealthGas, Inc. (a)	2,100	13,251

		207,359

Total Greece		3,333,135

Hong Kong — 0.1%
Consumer Services — 0.0%
Nord Anglia Education, Inc. (a)	100	1,908

Gaming, Lodging & Restaurants — 0.0%
Sands China Ltd.	133,200	649,287

Insurance — 0.1%
AIA Group Ltd.	135,600	747,897

Total Hong Kong		1,399,092

India — 0.0%
Metals & Mining — 0.0%
Sesa Sterlite Ltd. ADR (d)	20	272

Total India		272

Ireland — 0.4%
Biotechnology & Pharmaceutical — 0.3%
Shire PLC ADR	16,981	3,609,142

Insurance — 0.0%
XL Group PLC	4,600	158,102

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	1,100	19,261

Real Estate — 0.1%
Hibernia REIT PLC (a)	468,036	614,486

See Notes to Consolidated Schedule of Investments.

4

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Software — 0.0%
King Digital Entertainment PLC (d)	19,300	$296,448

Total Ireland		4,697,439

Israel — 0.5%
Banking — 0.1%
Israel Discount Bank Ltd. A Shares (a)	484,166	772,996

Biotechnology & Pharmaceutical — 0.4%
Teva Pharmaceutical Industries Ltd. ADR (e)	96,145	5,529,299

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(d)	7,900	116,920

Hardware — 0.0%
AudioCodes Ltd. (a)	1,000	4,540
Ceragon Networks Ltd. (a)	100	101
Radware Ltd. (a)	3,300	72,666

		77,307

Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a)	900	8,397

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a)	2,800	29,092
Tower Semiconductor Ltd. (a)	7,000	93,310

		122,402

Software — 0.0%
Check Point Software Technologies Ltd. (a)	2,400	188,568
Cimatron Ltd. (a)	200	1,766
CyberArk Software Ltd. (a)	3,100	122,915
Sapiens International Corp. NV (a)	100	737

		313,986

Technology Services — 0.0%
ClickSoftware Technologies Ltd. (a),(d)	800	5,744
Magic Software Enterprises Ltd.	1,200	7,140

		12,884

Telecommunications — 0.0%
Partner Communications Co. Ltd. ADR (a)	1,300	6,578

Total Israel		6,960,769

Italy — 0.4%
Asset Management — 0.1%
Anima Holding SpA (a)	180,622	908,668

Banking — 0.3%
Banca Generali SpA	22,206	617,620
Banca Popolare di Milano Scarl (a),(e)	3,923,181	2,555,689
FinecoBank SpA (a)	162,130	913,505

		4,086,814

Home & Office Products — 0.0%
De’ Longhi SpA	7,347	132,671

Technology Services — 0.0%
Cerved Information Solutions SpA (a)	35,971	189,962

Total Italy		5,318,115

Japan — 2.4%
Automotive — 0.7%
Aisin Seiki Co. Ltd.	1,011	36,324

See Notes to Consolidated Schedule of Investments.

5

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Honda Motor Co. Ltd.	1,015	$29,778
Mazda Motor Corp. (c)	188,000	4,514,927
Toyota Motor Corp.	75,130	4,681,902

		9,262,931

Banking — 0.4%
Mitsubishi UFJ Financial Group, Inc.	835,237	4,588,980
Mizuho Financial Group, Inc.	18,425	30,886
Shinsei Bank Ltd.	408,000	710,090
Sumitomo Mitsui Financial Group, Inc.	854	30,874
Sumitomo Mitsui Financial Group, Inc. ADR	7,400	53,872

		5,414,702

Distributors—Consumer Staples — 0.2%
Mitsubishi Corp.	154,400	2,825,538

Electrical Equipment — 0.4%
Daikin Industries Ltd. (c)	26,800	1,718,524
Hitachi Ltd.	198,000	1,461,391
Mitsubishi Heavy Industries Ltd.	442,842	2,443,861

		5,623,776

Institutional Financial Service — 0.0%
Daiwa Securities Group, Inc.	4,361	34,147

Insurance — 0.1%
Tokio Marine Holdings, Inc.	26,900	873,650

Machinery — 0.2%
Kubota Corp. (c)	185,127	2,687,076

Passenger Transportation — 0.0%
Japan Airlines Co. Ltd.	1,700	50,403

Real Estate — 0.2%
Mitsubishi Estate Co. Ltd.	27,000	568,913
Mitsui Fudosan Co. Ltd.	33,000	884,913
Sumitomo Realty & Development Co. Ltd.	23,000	783,591

		2,237,417

Specialty Finance — 0.0%
Orix Corp. ADR	200	12,506

Telecommunications — 0.2%
Nippon Telegraph & Telephone Corp.	42,000	2,145,469

Total Japan		31,167,615

Jersey — 0.0%
Metals & Mining — 0.0%
Randgold Resources Ltd. ADR	1,800	121,338

Total Jersey		121,338

Luxembourg — 0.0%
Commercial Services — 0.0%
Atento SA (a)	100	1,045

Total Luxembourg		1,045

Mexico — 0.1%
Banking — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	3,226	17,755

Engineering & Construction Services — 0.0%
OHL Mexico SAB de CV (a)	146,579	271,723

See Notes to Consolidated Schedule of Investments.

6

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Gaming, Lodging & Restaurants — 0.0%
Hoteles City Express SAB de CV (a)	54,659	$86,247

Real Estate — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	69,002	136,940
Mexico Real Estate Management SA de CV	19,769	33,860
Prologis Property Mexico SA de CV	57,746	106,813

		277,613

Specialty Finance — 0.0%
Concentradora Hipotecaria SAPI de CV (a)	85,389	142,317

Total Mexico		795,655

Netherlands — 0.6%
Banking — 0.1%
ING Groep NV CVA (a)	124,356	1,606,637

Containers & Packaging — 0.0%
Constellium NV Class A (a)	500	8,215

Institutional Financial Service — 0.1%
KAS Bank NV CVA	49,895	597,912

Insurance — 0.2%
Aegon NV (d)	17,687	132,652
Delta Lloyd NV	89,344	1,964,706

		2,097,358

Media — 0.0%
Yandex NV A Shares (a)	3,000	53,880

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	3,700	247,715

Specialty Finance — 0.2%
AerCap Holdings NV (a)	75,318	2,923,845

Total Netherlands		7,535,562

Norway — 0.1%
Oil, Gas & Coal — 0.1%
North Atlantic Drilling Ltd.	1,000	1,630
Seadrill Ltd.	26,100	311,634
Statoil ASA ADR (d)	29,900	526,539

Total Norway		839,803

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (a)	41,562	911,220

Total Poland		911,220

Portugal — 0.0%
Telecommunications — 0.0%
Portugal Telecom SGPS SA ADR (d)	1,700	1,802

Total Portugal		1,802

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (a)	5,200	30,524
Popular, Inc. (a)	400	13,620

		44,144

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a),(d)	2,500	59,775

See Notes to Consolidated Schedule of Investments.

7

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Total Puerto Rico		$103,919

Republic of Korea — 0.0%
Automotive — 0.0%
Hyundai Motor Co.	581	88,751

Hardware — 0.0%
Samsung Electronics Co. Ltd.	203	244,056

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a),(d)	300	3,897

Telecommunications — 0.0%
KT Corp. ADR	100	1,412

Utilities — 0.0%
Korea Electric Power Corp. ADR (a)	6,000	116,160

Total Republic of Korea		454,276

Singapore — 0.0%
Real Estate — 0.0%
Ascendas Real Estate Investment Trust	19,008	34,096
CapitaCommercial Trust	38,522	50,859
CapitaMall Trust	13,906	21,351
Mapletree Logistics Trust	38,091	34,010
Suntec Real Estate Investment Trust	16,937	25,055

		165,371

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a),(d)	18,400	266,064

Total Singapore		431,435

South Africa — 0.1%
Metals & Mining — 0.1%
Gold Fields Ltd. ADR (d)	70,100	317,553
Harmony Gold Mining Co. Ltd. ADR (a),(d)	53,200	100,548

		418,101

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	2,000	75,940

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(d)	23,300	265,620

Total South Africa		759,661

Spain — 0.0%
Banking — 0.0%
Banco Bilbao Vizcaya Argentaria SA ADR	97	911

Biotechnology & Pharmaceutical — 0.0%
Grifols SA ADR (d)	5,300	180,147

Total Spain		181,058

Sweden — 0.0%
Telecommunications — 0.0%
Com Hem Holding AB (a)	17,723	143,229

Total Sweden		143,229

Switzerland — 1.2%
Asset Management — 0.6%
Julius Baer Group Ltd.	22,520	1,028,218
UBS Group AG	406,637	6,989,968

		8,018,186

See Notes to Consolidated Schedule of Investments.

8

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Biotechnology & Pharmaceuticals — 0.4%
Novartis AG (e)	55,600	$5,156,537
Roche Holding AG	1,485	402,349

		5,558,886

Electrical Equipment — 0.0%
TE Connectivity Ltd.	2,800	177,100

Hardware — 0.0%
Logitech International SA	100	1,343

Insurance — 0.1%
Swiss Life Holding AG	2,587	611,442

Retail Discretionary — 0.0%
Dufry AG (a)	1,683	251,548

Specialty Finance — 0.0%
Cembra Money Bank AG	4,570	251,184

Transportation & Logistics — 0.1%
Flughafen Zuerich AG	720	481,508

Total Switzerland		15,351,197

Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd. (d)	6,400	149,248
Silicon Motion Technology Corp. ADR (d)	2,400	56,760
United Microelectronics Corp. ADR	100	227

Total Taiwan		206,235

Thailand — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a)	1,500	26,610

Total Thailand		26,610

United Kingdom — 2.0%
Biotechnology & Pharmaceutical — 0.0%
GlaxoSmithKline PLC ADR (d)	6,300	269,262

Commercial Services — 0.0%
SSP Group PLC (a)	37,981	174,632

Insurance — 0.1%
Aviva PLC ADR	10,469	155,988
St James’s Place PLC	80,019	1,008,950

		1,164,938

Media — 1.4%
Liberty Global PLC (a)	271,730	13,127,276
Liberty Global PLC A Shares (a),(d)	83,875	4,210,945

		17,338,221

Medical Equipment/Devices — 0.0%
Smith & Nephew PLC ADR	11,800	433,532

Oil, Gas & Coal — 0.1%
BP PLC ADR (d)	26,100	994,932

Real Estate — 0.2%
Kennedy Wilson Europe Real Estate PLC	117,320	1,929,121

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A (a)	800	12,720

See Notes to Consolidated Schedule of Investments.

9

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Semiconductors — 0.1%
ARM Holdings PLC ADR (e)	35,204	$1,629,945

Telecommunications — 0.1%
BT Group PLC ADR	1,300	80,587
Vodafone Group PLC ADR (d)	49,000	1,674,330

		1,754,917

Transportation & Logistics — 0.0%
Navigator Holdings Ltd. (a)	1,000	21,060

Total United Kingdom		25,723,280

United States — 34.6%
Aerospace & Defense — 0.3%
AAR Corp.	200	5,556
Aerovironment, Inc. (a),(d)	3,800	103,550
Alliant Techsystems, Inc. (d)	5,411	629,029
Ducommun, Inc. (a)	100	2,528
Exelis, Inc. (d)	38,600	676,658
General Dynamics Corp.	400	55,048
Huntington Ingalls Industries, Inc.	100	11,246
L-3 Communications Holdings, Inc.	1,500	189,315
Moog, Inc. Class A (a)	300	22,209
Orbital Sciences Corp. (a),(d)	10,000	268,900
Precision Castparts Corp. (d),(e)	4,901	1,180,553
Spirit AeroSystems Holdings, Inc. Class A (a),(d)	6,700	288,368
TransDigm Group, Inc. (d)	2,700	530,145

		3,963,105

Apparel & Textile Products — 0.0%
Columbia Sportswear Co.	100	4,454
Perry Ellis International, Inc. (a),(d)	4,500	116,685
Skechers U.S.A., Inc. Class A (a)	3,500	193,375

		314,514

Asset Management — 1.3%
American Capital Ltd. (a),(d)	109,974	1,606,720
Apollo Investment Corp. (d)	62,100	460,782
Ares Capital Corp. (d)	134,600	2,100,433
BlackRock Kelso Capital Corp.	29,900	245,180
Caesars Acquisition Co. Class A (a)	4,600	47,426
Calamos Asset Management, Inc. Class A (d)	5,900	78,588
Carlyle Group LP	6,261	172,178
Charles Schwab Corp. (c),(d)	245,440	7,409,834
Fidus Investment Corp.	5,900	87,615
Fifth Street Finance Corp.	5,600	44,856
Firsthand Technology Value Fund, Inc.	400	7,460
Garrison Capital, Inc. (d)	3,000	43,320
Gladstone Capital Corp. (d)	7,900	65,333
Gladstone Investment Corp. (d)	8,500	59,500
Horizon Technology Finance Corp. (d)	2,500	34,975
Janus Capital Group, Inc.	44,700	721,011
KCAP Financial, Inc. (d)	17,200	117,304
Legg Mason, Inc. (d)	18,662	995,991
MCG Capital Corp.	300	1,149
Medallion Financial Corp. (d)	11,800	118,118
MVC Capital, Inc.	700	6,881
OHA Investment Corp. (d)	4,900	22,981
PennantPark Investment Corp. (d)	38,100	363,093
Solar Capital Ltd. (d)	16,200	291,762
Solar Senior Capital Ltd. (d)	4,200	62,874
Stellus Capital Investment Corp. (d)	1,300	15,314

See Notes to Consolidated Schedule of Investments.

10

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
THL Credit, Inc.	1,700	$19,992
TICC Capital Corp. (d)	27,400	206,322
Triangle Capital Corp.	1,200	24,348
WhiteHorse Finance, Inc.	2,853	32,952
WisdomTree Investments, Inc.	45,614	714,999

		16,179,291

Automotive — 0.1%
American Axle & Manufacturing Holdings, Inc. (a)	800	18,072
BorgWarner, Inc. (d),(e)	21,349	1,173,128
Johnson Controls, Inc.	2,900	140,186
Lear Corp.	100	9,808
Modine Manufacturing Co. (a)	1,900	25,840
Motorcar Parts of America, Inc. (a)	200	6,218
Tenneco, Inc. (a)	1,000	56,610
Tower International, Inc. (a),(d)	7,300	186,515
Visteon Corp. (a)	200	21,372

		1,637,749

Banking — 2.3%
Ameris Bancorp	100	2,564
Arrow Financial Corp.	302	8,302
Astoria Financial Corp.	1,600	21,376
Bancorp, Inc. (a)	2,400	26,136
Bank Mutual Corp. (d)	5,900	40,474
Bank of Kentucky Financial Corp.	100	4,827
BankUnited, Inc.	41,651	1,206,629
BBCN Bancorp, Inc.	600	8,628
Beneficial Mutual Bancorp, Inc. (a),(d)	51,939	637,292
Blue Hills Bancorp, Inc. (a),(d)	5,400	73,332
Boston Private Financial Holdings, Inc.	4,800	64,656
Cathay General Bancorp	1,000	25,590
Centerstate Banks, Inc. (d)	1,075	12,803
Central Pacific Financial Corp.	4,300	92,450
Charter Financial Corp.	3,100	35,495
Chemical Financial Corp. (d)	2,900	88,856
Citigroup, Inc. (d)	139,439	7,545,044
City Holding Co.	700	32,571
Comerica, Inc. (d)	47,500	2,224,900
Cullen/Frost Bankers, Inc.	100	7,064
Dime Community Bancshares, Inc.	1,400	22,792
East West Bancorp, Inc.	8,400	325,164
EverBank Financial Corp. (d)	46,810	892,199
Farmers Capital Bank Corp. (a)	100	2,329
Fidelity Southern Corp.	2,200	35,442
Fifth Third Bancorp (d)	5,500	112,062
First Busey Corp.	1,500	9,765
First Citizens BancShares, Inc. Class A	5,543	1,401,215
First Connecticut Bancorp Inc./Farmington	100	1,632
First Financial Northwest, Inc.	500	6,020
First Interstate BancSystem, Inc. Class A	5,100	141,882
First Republic Bank (d)	13,958	727,491
First Security Group, Inc. (a)	1,800	4,068
Franklin Financial Corp. (a)	600	12,708
Heritage Commerce Corp.	1,100	9,713
HomeTrust Bancshares, Inc. (a),(d)	1,500	24,990
Hudson City Bancorp, Inc.	3,000	30,360
Hudson Valley Holding Corp.	1,500	40,740
Independent Bank Corp. (d)	2,500	32,625
Independent Bank Group, Inc.	200	7,812
Intervest Bancshares Corp.	300	3,015
Investors Bancorp, Inc.	10	112

See Notes to Consolidated Schedule of Investments.

11

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase & Co.	3,079	$192,684
Legacy Texas Financial Group	800	19,080
Macatawa Bank Corp.	100	544
Meridian Bancorp, Inc. (a),(d)	8,700	97,614
National Bankshares, Inc.	100	3,039
Northrim BanCorp, Inc.	100	2,624
Oritani Financial Corp. (d)	2,400	36,960
Pacific Continental Corp.	100	1,418
Pacific Premier Bancorp, Inc. (a)	300	5,199
Park Sterling Corp.	400	2,940
PNC Financial Services Group, Inc. (d)	32,370	2,953,115
Preferred Bank	600	16,734
Prosperity Bancshares, Inc.	300	16,608
Provident Financial Holdings, Inc.	600	9,078
Renasant Corp.	200	5,786
S&T Bancorp, Inc.	400	11,924
Signature Bank (a)	500	62,980
Southwest Bancorp, Inc.	2,900	50,344
Square 1 Financial, Inc. (a)	600	14,820
State Bank Financial Corp.	2,800	55,944
Sterling Bancorp	11,739	168,807
Susquehanna Bancshares, Inc.	800	10,744
SVB Financial Group (a)	900	104,463
Talmer Bancorp, Inc. Class A (d)	46,500	652,860
TCF Financial Corp.	4,000	63,560
Territorial Bancorp, Inc. (d)	1,000	21,550
Towne Bank	1,700	25,704
Trico Bancshares	1,100	27,170
TriState Capital Holdings, Inc. (a),(d)	4,400	45,056
TrustCo Bank Corp.	700	5,082
Union Bankshares Corp. (d)	238	5,731
United Community Financial Corp.	200	1,074
United Financial Bancorp, Inc. (d)	20	287
Univest Corp. of Pennsylvania	1,000	20,240
Valley National Bancorp	12	117
Wells Fargo & Co. (d)	134,784	7,388,859
WesBanco, Inc.	1,500	52,200
Western Alliance Bancorp (a)	1,500	41,700
Westfield Financial, Inc. (d)	1,500	11,010
Wilshire Bancorp, Inc.	2,800	28,364
Yadkin Financial Corp. (a)	200	3,930
Zions BanCorp. (d)	65,649	1,871,653

		30,112,721

Biotechnology & Pharmaceuticals — 7.8%
AbbVie, Inc. (d)	5,576	364,894
Achillion Pharmaceuticals, Inc. (a),(c)	19,181	234,967
Actavis PLC (a),(c),(e)	30,230	7,781,504
Alexion Pharmaceuticals, Inc. (a),(d),(e)	16,800	3,108,504
Alimera Sciences, Inc. (a)	200	1,108
Allergan, Inc. (d)	54,353	11,554,904
Amicus Therapeutics, Inc. (a),(d)	2,200	18,304
Anacor Pharmaceuticals, Inc. (a)	1,200	38,700
Anika Therapeutics, Inc. (a),(d)	1,400	57,036
ArQule, Inc. (a)	2,600	3,172
BioCryst Pharmaceuticals, Inc. (a),(d)	1,400	17,024
BioSpecifics Technologies Corp. (a)	400	15,448
Cambrex Corp. (a),(d)	3,900	84,318
Celgene Corp. (a),(e)	18,600	2,080,596
Cempra, Inc. (a)	700	16,457
Depomed, Inc. (a),(d)	11,300	182,043
Dyax Corp. (a),(d)	42,700	600,362

See Notes to Consolidated Schedule of Investments.

12

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Emergent Biosolutions, Inc. (a)	400	$10,892
Endo International PLC (a),(c),(e)	88,256	6,365,023
Enzon Pharmaceuticals, Inc. (a)	400	436
Geron Corp. (a)	3,600	11,700
Gilead Sciences, Inc. (a),(d),(e)	83,305	7,852,329
Hospira, Inc. (a)	5,100	312,375
Immunomedics, Inc. (a)	100	480
Incyte Corp. (a),(d),(e)	32,800	2,398,008
Lannett Co., Inc. (a)	1,200	51,456
Ligand Pharmaceuticals, Inc. (a)	600	31,926
Mallinckrodt PLC (a),(c),(d),(e)	142,662	14,127,818
Medivation, Inc. (a),(c),(d),(e)	58,400	5,817,224
Merrimack Pharmaceuticals, Inc. (a)	11,900	134,470
Momenta Pharmaceuticals, Inc. (a)	900	10,836
Mylan, Inc. (a),(c),(d),(e)	36,000	2,029,320
NewLink Genetics Corp. (a)	300	11,925
NPS Pharmaceuticals, Inc. (a)	100	3,577
Omega Protein Corp. (a),(d)	2,500	26,425
Omeros Corp. (a),(d)	2,200	54,516
Pfizer, Inc. (e)	180,662	5,627,621
Phibro Animal Health Corp. Class A	2,400	75,720
Portola Pharmaceuticals, Inc. (a)	100	2,832
Pozen, Inc. (a),(d)	1,900	15,200
Puma Biotechnology, Inc. (a)	200	37,854
Receptos, Inc. (a)	1,100	134,761
Rigel Pharmaceuticals, Inc. (a),(d)	8,400	19,068
Salix Pharmaceuticals Ltd. (a),(c),(d),(e)	110,550	12,706,617
Sciclone Pharmaceuticals, Inc. (a),(d)	5,200	45,552
Sucampo Pharmaceuticals, Inc. Class A (a)	500	7,140
Sunesis Pharmaceuticals, Inc. (a)	2,700	6,885
Targacept, Inc. (a),(d)	7,900	20,777
USANA Health Sciences, Inc. (a)	1,200	123,108
Valeant Pharmaceuticals International, Inc. (a),(d),(e)	99,796	14,281,806
Vical, Inc. (a)	400	420
XenoPort, Inc. (a)	3,000	26,310
XOMA Corp. (a)	100	359
Zoetis, Inc. (d),(e)	52,200	2,246,166

		100,788,273

Chemicals — 0.2%
Air Products & Chemicals, Inc.	259	37,356
Cabot Corp.	300	13,158
Calgon Carbon Corp. (a)	1,700	35,326
Cytec Industries, Inc.	1,000	46,170
FutureFuel Corp.	100	1,302
GrafTech International Ltd. (a)	100	506
Innophos Holdings, Inc.	1,600	93,520
Intrepid Potash, Inc. (a),(d)	5,300	73,564
Kraton Performance Polymers, Inc. (a),(d)	1,800	37,422
Lydall, Inc. (a)	900	29,538
LyondellBasell Industries NV Class A	12,600	1,000,314
Minerals Technologies, Inc.	100	6,945
Mosaic Co.	6,800	310,420
OM Group, Inc. (d)	3,400	101,320
OMNOVA Solutions, Inc. (a),(d)	1,800	14,652
Quaker Chemical Corp.	500	46,020
Rockwood Holdings, Inc. (d)	9,100	717,080
Stepan Co.	1,900	76,152
Westlake Chemical Corp.	300	18,327

		2,659,092

See Notes to Consolidated Schedule of Investments.

13

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Commercial Services — 0.2%
ARC Document Solutions, Inc. (a),(d)	4,900	$50,078
Barrett Business Services, Inc.	100	2,740
Brink’s Co.	4,100	100,081
CBIZ, Inc. (a)	300	2,568
CDI Corp. (d)	700	12,397
CDK Global, Inc.	1,433	58,409
Civeo Corp.	1,000	4,110
Collectors Universe, Inc. (d)	1,200	25,032
Computer Task Group, Inc. (d)	5,100	48,603
CorVel Corp. (a)	100	3,722
Courier Corp.	100	1,492
CRA International, Inc. (a)	4,000	121,280
Ennis, Inc.	700	9,429
Franklin Covey Co. (a)	200	3,872
FTI Consulting, Inc. (a)	3,400	131,342
Hackett Group, Inc. (d)	2,700	23,733
Heidrick & Struggles International, Inc.	500	11,525
Insperity, Inc.	1,800	61,002
Intersections, Inc. (d)	4,300	16,813
KAR Auction Services, Inc.	10,600	367,290
Kforce, Inc.	100	2,413
Korn/Ferry International (a)	700	20,132
Navigant Consulting, Inc. (a),(d)	4,500	69,165
PRGX Global, Inc. (a),(d)	5,400	30,888
Resources Connection, Inc.	300	4,935
ServiceMaster Global Holdings, Inc. (a),(d)	2,900	77,633
Towers Watson & Co. Class A	5,500	622,435
TrueBlue, Inc. (a)	3,300	73,425

		1,956,544

Construction Materials — 0.1%
Continental Building Products, Inc. (a)	4,200	74,466
Eagle Materials, Inc.	1,600	121,648
Headwaters, Inc. (a),(d)	7,400	110,926
MDU Resources Group, Inc.	6,800	159,800
Trex Co., Inc. (a)	100	4,258
Universal Forest Products, Inc.	100	5,320
US Concrete, Inc. (a)	100	2,845
Vulcan Materials Co. (d)	3,600	236,628

		715,891

Consumer Products — 0.3%
Alliance One International, Inc. (a)	600	948
Archer-Daniels-Midland Co.	300	15,600
Central Garden and Pet Co. Class A (a)	1,200	11,460
Chiquita Brands International, Inc. (a)	3,600	52,056
Coca-Cola Enterprises, Inc.	4,247	187,802
Coty, Inc. Class A (a)	22,100	456,586
Female Health Co.	600	2,352
Herbalife Ltd.	400	15,080
Inventure Foods, Inc. (a),(d)	2,000	25,480
John B Sanfilippo & Son, Inc. (a)	500	22,750
Mead Johnson Nutrition Co. (e)	15,726	1,581,092
Molson Coors Brewing Co. Class B	1,666	124,150
Mondelez International, Inc. Class A (d)	13,753	499,578
Philip Morris International, Inc. (d)	4,500	366,525
PICO Holdings, Inc. (a)	400	7,540
Pilgrim’s Pride Corp. (a),(d)	6,900	226,251
Revlon, Inc. Class A (a)	600	20,496

See Notes to Consolidated Schedule of Investments.

14

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Spectrum Brands Holdings, Inc.	300	$28,704
Vector Group Ltd. (d)	4,526	96,449

		3,740,899

Consumer Services — 0.1%
American Public Education, Inc. (a)	4,900	180,663
Apollo Education Group, Inc. (a)	7,400	252,414
Bridgepoint Education, Inc. (a),(d)	2,500	28,300
Capella Education Co.	800	61,568
Career Education Corp. (a)	200	1,392
Carriage Services, Inc. (d)	500	10,475
Corinthian Colleges, Inc. (a)	200	13
Grand Canyon Education, Inc. (a),(d)	5,000	233,300
ITT Educational Services, Inc. (a)	1,000	9,610
K12, Inc. (a)	100	1,187
Universal Technical Institute, Inc.	400	3,936

		782,858

Containers & Packaging — 0.2%
Berry Plastics Group, Inc. (a),(d)	61,900	1,952,945
Crown Holdings, Inc. (a),(d)	3,000	152,700
Owens-Illinois, Inc. (a)	2,300	62,077
Sealed Air Corp.	10,100	428,543

		2,596,265

Design Manufacturing & Distribution — 0.1%
Anixter International, Inc. (a),(d)	1,700	150,382
Benchmark Electronics, Inc. (a),(d)	1,800	45,792
CTS Corp.	300	5,349
Flextronics International Ltd. (a),(d)	67,800	758,004
Jabil Circuit, Inc.	6,500	141,895
Plexus Corp. (a)	2,100	86,541

		1,187,963

Distributors—Consumer Staples — 0.0%
Andersons, Inc. (d)	1,900	100,966
Core-Mark Holding Co., Inc.	200	12,386

		113,352

Distributors—Discretionary — 0.0%
Ingram Micro, Inc. Class A (a)	4,900	135,436
Insight Enterprises, Inc. (a),(d)	3,800	98,382
ScanSource, Inc. (a),(d)	2,500	100,400

		334,218

Electrical Equipment — 0.9%
Acuity Brands, Inc.	2,500	350,175
Allegion PLC (d)	15,840	878,486
American Science & Engineering, Inc.	400	20,760
Argan, Inc. (d)	1,400	47,096
Checkpoint Systems, Inc. (a),(d)	4,800	65,904
China Recycling Energy Corp. (a)	400	301
FARO Technologies, Inc. (a)	2,400	150,432
General Electric Co.	20,066	507,068
Global Power Equipment Group, Inc.	400	5,524
Ingersoll-Rand PLC	75,328	4,775,042
Itron, Inc. (a),(d)	400	16,916
Keysight Technologies, Inc. (a),(d),(e)	151,100	5,102,647

See Notes to Consolidated Schedule of Investments.

15

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
OSI Systems, Inc. (a)	700	$49,539
Rockwell Automation, Inc.	1,700	189,040

		12,158,930

Engineering & Construction Services — 0.3%
AECOM Technology Corp. (a),(d)	21,832	663,038
Chicago Bridge & Iron Co. NV	100	4,198
Comfort Systems USA, Inc. (d)	2,400	41,088
Dycom Industries, Inc. (a)	500	17,545
EMCOR Group, Inc.	100	4,449
Fluor Corp. (d)	12,600	763,938
Great Lakes Dredge & Dock Corp. (a)	2,900	24,824
Jacobs Engineering Group, Inc. (a),(d)	26,500	1,184,285
KBR, Inc. (d)	76,000	1,288,200
Kimball International, Inc. Class B (d)	2,300	20,976
Mistras Group, Inc. (a),(d)	500	9,165
MYR Group, Inc. (a)	500	13,700
Orion Marine Group, Inc. (a)	6,200	68,510
Quanta Services, Inc. (a)	400	11,356
Team, Inc. (a)	500	20,230
Tutor Perini Corp. (a),(d)	1,900	45,733

		4,181,235

Forest & Paper Products — 0.0%
Domtar Corp.	2,400	96,528
Mercer International, Inc. (a),(d)	11,100	136,419
PH Glatfelter Co.	100	2,557
Resolute Forest Products, Inc. (a),(d)	200	3,522

		239,026

Gaming, Lodging & Restaurants — 1.1%
Belmond Ltd. Class A (a)	700	8,659
BJ’s Restaurants, Inc. (a)	800	40,168
Bloomin’ Brands, Inc. (a),(d)	45,100	1,116,676
Bravo Brio Restaurant Group, Inc. (a)	5,400	75,114
Buffalo Wild Wings, Inc. (a),(d)	5,000	901,900
Carnival PLC ADR	200	8,998
Chipotle Mexican Grill, Inc. (a),(d)	1,900	1,300,569
Churchill Downs, Inc.	4,000	381,200
Cracker Barrel Old Country Store, Inc.	900	126,684
Denny’s Corp. (a),(d)	42,800	441,268
DineEquity, Inc. (d)	3,400	352,376
Domino’s Pizza, Inc. (d)	15,200	1,431,384
Dunkin’ Brands Group, Inc.	3,200	136,480
Hilton Worldwide Holdings, Inc. (a)	1,200	31,308
Hyatt Hotels Corp. Class A (a),(d)	6,200	373,302
Isle of Capri Casinos, Inc. (a),(d)	3,500	29,295
Jack in the Box, Inc.	1,600	127,936
Jamba, Inc. (a)	100	1,509
La Quinta Holdings, Inc. (a)	25,600	564,736
Marriott International, Inc. Class A (d)	26,400	2,059,992
MGM Resorts International (a),(d)	56,900	1,216,522
Monarch Casino & Resort, Inc. (a)	1,700	28,203
Morgans Hotel Group Co. (a),(d)	6,900	54,096
Noodles & Co. (a)	200	5,270
Papa John’s International, Inc.	2,600	145,080
Penn National Gaming, Inc. (a),(d)	27,400	376,202
Popeyes Louisiana Kitchen, Inc. (a)	2,100	118,167
Potbelly Corp. (a)	500	6,435
Red Robin Gourmet Burgers, Inc. (a)	1,000	76,975
Royal Caribbean Cruises Ltd.	400	32,972
Ruby Tuesday, Inc. (a)	5,300	36,252

See Notes to Consolidated Schedule of Investments.

16

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Ruth’s Hospitality Group, Inc. (d)	1,400	$21,000
Starwood Hotels & Resorts Worldwide, Inc. (d)	8,500	689,095
Wynn Resorts Ltd. (d)	15,800	2,350,408

		14,666,231

Hardware — 0.6%
Apple, Inc. (d),(e)	9,685	1,069,030
Aviat Networks, Inc. (a)	1,400	2,100
Brocade Communications Systems, Inc. (d)	13,700	162,208
Clearfield, Inc. (a)	600	7,386
CommScope Holding Co., Inc. (a),(d)	7,000	159,810
Comtech Telecommunications Corp. (d)	3,100	97,712
Daktronics, Inc. (d)	1,100	13,761
Datalink Corp. (a)	1,300	16,770
Dolby Laboratories, Inc. Class A (d)	5,900	254,408
DTS, Inc. (a)	100	3,075
Eastman Kodak Co. (a)	100	2,171
Electronics For Imaging, Inc. (a)	100	4,283
F5 Networks, Inc. (a)	300	39,140
Harmonic, Inc. (a),(d)	600	4,206
Harris Corp.	1,364	97,962
Hutchinson Technology, Inc. (a)	4,600	16,100
Imation Corp. (a)	1,800	6,822
Immersion Corp. (a)	1,700	16,099
Juniper Networks, Inc.	4,500	100,440
Knowles Corp. (a)	1,100	25,905
KVH Industries, Inc. (a)	400	5,060
Mercury Systems, Inc. (a),(d)	4,500	62,640
NetApp, Inc.	400	16,580
Novatel Wireless, Inc. (a)	100	322
PC-Tel, Inc.	1,000	8,660
QLogic Corp. (a),(d)	32,100	427,572
Quantum Corp. (a)	200	352
Radisys Corp. (a)	200	468
Sanmina Corp. (a),(d)	3,800	89,414
Seagate Technology PLC (d)	25,500	1,695,750
ShoreTel, Inc. (a),(d)	3,200	23,520
Skullcandy, Inc. (a),(d)	2,200	20,218
Super Micro Computer, Inc. (a)	1,700	59,296
Telenav, Inc. (a),(d)	700	4,669
VeriFone Systems, Inc. (a)	300	11,160
ViaSat, Inc. (a),(d)	3,300	207,999
Vicor Corp. (a)	700	8,470
VOXX International Corp. (a),(d)	1,700	14,892
Westell Technologies, Inc. Class A (a)	200	300
Western Digital Corp. (d)	24,700	2,734,290

		7,491,020

Health Care Facilities/Services — 1.9%
Alliance HealthCare Services, Inc. (a)	1,400	29,386
Amedisys, Inc. (a),(d)	2,400	70,440
AmerisourceBergen Corp. (d)	2,200	198,352
Bio-Reference Laboratories, Inc. (a)	700	22,491
Cardinal Health, Inc. (e)	37,300	3,011,229
Cigna Corp.	200	20,582
Covance, Inc. (a)	600	62,304
Digirad Corp. (d)	2,200	9,592
Five Star Quality Care, Inc. (a),(d)	3,300	13,695
Genomic Health, Inc. (a)	500	15,985
Gentiva Health Services, Inc. (a)	1,000	19,050
HCA Holdings, Inc. (a),(d)	67,170	4,929,607
Health Net, Inc. (a),(d)	2,200	117,766

See Notes to Consolidated Schedule of Investments.

17

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Healthways, Inc. (a)	2,200	$43,736
IPC Healthcare, Inc. (a)	1,200	55,068
Laboratory Corp. of America Holdings (a),(c),(d),(e)	34,100	3,679,390
LHC Group, Inc. (a)	100	3,118
Magellan Health, Inc. (a),(d)	400	24,012
McKesson Corp. (d),(e)	15,900	3,300,522
Omnicare, Inc. (c),(d),(e)	75,525	5,508,038
Premier, Inc. Class A (a)	400	13,412
Quintiles Transnational Holdings, Inc. (a)	400	23,548
RadNet, Inc. (a),(d)	2,700	23,058
Select Medical Holdings Corp. (d)	10,600	152,640
Skilled Healthcare Group, Inc. Class A (a)	3,800	32,566
Team Health Holdings, Inc. (a)	500	28,765
Universal American Corp. (a),(d)	800	7,424
Universal Health Services, Inc. Class B (d),(e)	29,800	3,315,548

		24,731,324

Home & Office Products — 0.3%
ACCO Brands Corp. (a),(d)	8,500	76,585
American Woodmark Corp. (a),(d)	2,500	101,100
Blount International, Inc. (a),(d)	2,100	36,897
Century Communities, Inc. (a)	800	13,824
Griffon Corp.	100	1,330
Herman Miller, Inc.	1,400	41,202
La-Z-Boy, Inc.	100	2,684
Masco Corp. (d)	45,400	1,144,080
PulteGroup, Inc. (d)	13,700	294,002
Select Comfort Corp. (a),(d)	6,900	186,507
Toll Brothers, Inc. (a)	6,900	236,463
Whirlpool Corp. (d),(e)	8,192	1,587,118

		3,721,792

Industrial Services — 0.2%
Furmanite Corp. (a),(d)	3,100	24,242
H&E Equipment Services, Inc. (d)	900	25,281
HD Supply Holdings, Inc. (a),(d)	83,389	2,459,142

		2,508,665

Institutional Financial Service — 0.1%
Greenhill & Co., Inc. (d)	4,300	187,480
INTL. FCStone, Inc. (a)	100	2,057
Investment Technology Group, Inc. (a)	2,100	43,722
Moelis & Co. Class A	3,900	136,227
Northern Trust Corp. (d)	11,184	753,801
Raymond James Financial, Inc. (d)	12,909	739,557

		1,862,844

Insurance — 1.3%
Aflac, Inc. (d)	4,300	262,687
Allstate Corp. (d)	10,571	742,613
Ambac Financial Group, Inc. (a)	200	4,900
American International Group, Inc. (d)	63,633	3,564,084
Ameriprise Financial, Inc.	8,926	1,180,463
AMERISAFE, Inc.	200	8,472
AmTrust Financial Services, Inc.	30	1,687
Assured Guaranty Ltd.	123,792	3,217,354
Crawford & Co. Class B	200	2,056
Employers Holdings, Inc.	4,800	112,848
FBL Financial Group, Inc. Class A (d)	1,200	69,636
Genworth Financial, Inc. Class A (a),(d)	84,000	714,000
Hanover Insurance Group, Inc.	400	28,528

See Notes to Consolidated Schedule of Investments.

18

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Hartford Financial Services Group, Inc.	40,994	$1,709,040
Maiden Holdings Ltd.	3,000	38,370
National General Holdings Corp.	100	1,861
NMI Holdings, Inc. Class A (a)	700	6,391
OneBeacon Insurance Group Ltd. Class A	700	11,340
Primerica, Inc.	15,052	816,722
Principal Financial Group, Inc. (d)	13,821	717,863
Progressive Corp.	700	18,893
Prudential Financial, Inc. (d)	7,417	670,942
RPX Corp. (a),(d)	4,700	64,766
Selective Insurance Group, Inc.	1,700	46,189
State Auto Financial Corp.	1,264	28,086
Symetra Financial Corp.	300	6,915
Third Point Reinsurance Ltd. (a),(d)	4,700	68,103
United Fire Group, Inc.	100	2,973
United Insurance Holdings Corp.	200	4,390
Universal Insurance Holdings, Inc.	4,300	87,935
Voya Financial, Inc. (d)	61,300	2,597,894

		16,808,001

Iron & Steel — 0.0%
Northwest Pipe Co. (a)	100	3,012
Shiloh Industries, Inc. (a)	800	12,584
SunCoke Energy, Inc.	200	3,868

		19,464

Leisure Products — 0.0%
Arctic Cat, Inc.	200	7,100
Black Diamond, Inc. (a)	1,300	11,375
Fox Factory Holding Corp. (a)	600	9,738
JAKKS Pacific, Inc. (a)	500	3,400
Johnson Outdoors, Inc. Class A	100	3,120
Nautilus, Inc. (a)	300	4,554

		39,287

Machinery — 0.1%
AGCO Corp.	500	22,600
Alamo Group, Inc.	200	9,688
Altra Industrial Motion Corp.	700	19,873
China Yuchai International Ltd.	3,000	57,000
CIRCOR International, Inc.	2,000	120,560
Federal Signal Corp.	200	3,088
Flowserve Corp.	2,900	173,507
Graham Corp.	100	2,877
Hyster-Yale Materials Handling, Inc.	100	7,320
Intevac, Inc. (a)	800	6,216
Joy Global, Inc. (d)	8,100	376,812
MTS Systems Corp.	100	7,503
Parker-Hannifin Corp. (d)	1,000	128,950
Rofin-Sinar Technologies, Inc. (a),(d)	4,100	117,957
Titan International, Inc.	300	3,189
Xerium Technologies, Inc. (a)	800	12,624

		1,069,764

Manufactured Goods — 0.0%
Aegion Corp. (a),(d)	1,500	27,915
Ampco-Pittsburgh Corp. (d)	1,500	28,875
Chart Industries, Inc. (a)	4,500	153,900
Dynamic Materials Corp. (d)	900	14,418
Gibraltar Industries, Inc. (a)	300	4,878

See Notes to Consolidated Schedule of Investments.

19

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Insteel Industries, Inc.	300	$7,074
Rogers Corp. (a)	600	48,864

		285,924

Media — 3.3%
Alliance Data Systems Corp. (a)	41	11,728
AOL, Inc. (a)	900	41,553
Bankrate, Inc. (a)	1,700	21,131
Bazaarvoice, Inc. (a)	700	5,628
Boingo Wireless, Inc. (a),(d)	5,100	39,117
Charter Communications, Inc. Class A (a),(c)	17,591	2,931,012
Clear Channel Outdoor Holdings, Inc. Class A (d)	8,000	84,720
Comcast Corp. Class A (d),(e)	204,509	11,863,567
Dice Holdings, Inc. (a),(d)	15,200	152,152
DIRECTV (a),(d)	16,400	1,421,880
DISH Network Corp. Class A (a),(d)	29,600	2,157,544
EchoStar Corp. Class A (a)	1,400	73,500
Entravision Communications Corp. Class A	100	648
Eros International PLC (a)	700	14,812
EW Scripps Co. Class A (a)	700	15,645
Expedia, Inc.	600	51,216
Facebook, Inc. Class A (a),(d),(e)	100,114	7,810,894
Google, Inc. Class A (a)	436	231,368
Google, Inc. Class C (a),(d)	1,075	565,880
GrubHub, Inc. (a),(d)	3,800	138,016
Harte-Hanks, Inc. (d)	4,400	34,056
HealthStream, Inc. (a)	400	11,792
Houghton Mifflin Harcourt Co. (a)	9,700	200,887
IAC/InterActiveCorp	5,800	352,582
Journal Communications, Inc. Class A (a),(d)	6,300	72,009
Liberty Ventures Series A (a)	2,500	94,300
Martha Stewart Living Omnimedia, Inc. Class A (a)	100	431
McClatchy Co. Class A (a)	3,100	10,292
MDC Partners, Inc. Class A	250	5,680
Monster Worldwide, Inc. (a),(d)	16,200	74,844
National CineMedia, Inc. (d)	12,300	176,751
News Corp. Class A (a),(d)	78,700	1,234,803
Nexstar Broadcasting Group, Inc. Class A (d)	11,400	590,406
Orbitz Worldwide, Inc. (a),(d)	28,500	234,555
QuinStreet, Inc. (a)	300	1,821
Starz Class A (a)	201	5,970
TechTarget, Inc. (a),(d)	4,500	51,165
Time Warner Cable, Inc. (d)	21,200	3,223,672
Time, Inc. (a),(d)	3,500	86,135
Trulia, Inc. (a),(d)	3,400	156,502
Twenty-First Century Fox, Inc. Class A (c),(d)	100,563	3,862,122
VeriSign, Inc. (a),(d)	7,500	427,500
Walt Disney Co.	5,122	482,441
XO Group, Inc. (a)	2,000	36,420
Yahoo!, Inc. (a),(d)	59,000	2,980,090

		42,039,237

Medical Equipment/Devices — 3.1%
ABIOMED, Inc. (a)	1,600	60,896
Affymetrix, Inc. (a)	13,000	128,310
Agilent Technologies, Inc. (d),(e)	97,400	3,987,556
Alphatec Holdings, Inc. (a)	100	141
AngioDynamics, Inc. (a),(d)	6,300	119,763
Boston Scientific Corp. (a),(d),(e)	402,100	5,327,825
CONMED Corp. (d)	300	13,488
Covidien PLC (d)	59,211	6,056,101
CR Bard, Inc. (d)	1,200	199,944

See Notes to Consolidated Schedule of Investments.

20

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
CryoLife, Inc.	3,400	$38,522
Cutera, Inc. (a)	600	6,408
Cyberonics, Inc. (a),(d)	10,600	590,208
Danaher Corp. (d),(e)	32,600	2,794,146
Edwards Lifesciences Corp. (a),(d)	7,000	891,660
Exactech, Inc. (a)	1,100	25,927
GenMark Diagnostics, Inc. (a)	1,700	23,137
Globus Medical, Inc. Class A (a)	4,700	111,719
Harvard Bioscience, Inc. (a)	600	3,402
ICU Medical, Inc. (a),(d)	2,400	196,560
Illumina, Inc. (a),(c),(d),(e)	27,500	5,075,950
Inogen, Inc. (a)	2,600	81,562
Intuitive Surgical, Inc. (a),(d),(e)	4,100	2,168,654
Luminex Corp. (a),(d)	1,500	28,140
Masimo Corp. (a),(d)	8,000	210,720
Meridian Bioscience, Inc.	2,100	34,566
Merit Medical Systems, Inc. (a)	700	12,131
Nanosphere, Inc. (a)	800	314
NuVasive, Inc. (a)	500	23,580
NxStage Medical, Inc. (a)	400	7,172
OraSure Technologies, Inc. (a)	4,300	43,602
Orthofix International NV (a),(d)	4,400	132,264
Pacific Biosciences of California, Inc. (a)	1,500	11,760
RTI Surgical, Inc. (a),(d)	1,800	9,360
St Jude Medical, Inc. (d),(e)	3,600	234,108
SurModics, Inc. (a)	400	8,840
Thermo Fisher Scientific, Inc. (d),(e)	42,800	5,362,412
Tornier NV (a),(d)	12,900	328,950
Vascular Solutions, Inc. (a)	800	21,728
Waters Corp. (a),(e)	1,200	135,264
Wright Medical Group, Inc. (a),(d)	45,400	1,219,898
Zeltiq Aesthetics, Inc. (a)	3,600	100,476
Zimmer Holdings, Inc. (d),(e)	39,900	4,525,458

		40,352,622

Metals & Mining — 0.0%
Century Aluminum Co. (a),(d)	3,300	80,520
Encore Wire Corp.	1,600	59,728
Royal Gold, Inc.	1,100	68,970

		209,218

Oil, Gas & Coal — 2.2%
Anadarko Petroleum Corp.	794	65,505
Baker Hughes, Inc. (d)	215,325	12,073,273
California Resources Corp. (a)	5,600	30,856
Cameron International Corp. (a)	4,900	244,755
Cheniere Energy, Inc. (a),(d)	20,500	1,443,200
Cimarex Energy Co.	200	21,200
Clayton Williams Energy, Inc. (a),(d)	2,500	159,500
Cloud Peak Energy, Inc. (a),(d)	9,600	88,128
ConocoPhillips	1,900	131,214
CVR Energy, Inc. (d)	4,100	158,711
Dawson Geophysical Co.	3,700	45,251
Denbury Resources, Inc.	17,200	139,836
Devon Energy Corp.	700	42,847
Diamond Offshore Drilling, Inc.	3,900	143,169
Energen Corp.	200	12,752
Energy Transfer Equity LP	2,011	115,391
Ensco PLC Class A	900	26,955
EOG Resources, Inc.	1,502	138,289
EP Energy Corp. Class A (a)	100	1,044
EQT Corp. (d)	10,600	802,420

See Notes to Consolidated Schedule of Investments.

21

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Evolution Petroleum Corp. (d)	500	$3,715
Frank’s International NV	3,600	59,868
Gulf Island Fabrication, Inc.	300	5,817
Halliburton Co. (d)	76,500	3,008,745
Helmerich & Payne, Inc. (d)	6,300	424,746
Key Energy Services, Inc. (a)	2,200	3,674
Marathon Oil Corp. (d)	24,300	687,447
Marathon Petroleum Corp. (d)	12,800	1,155,328
Matrix Service Co. (a)	1,900	42,408
McDermott International, Inc. (a)	2,600	7,566
Mitcham Industries, Inc. (a)	600	3,558
MRC Global, Inc. (a)	1,800	27,270
Murphy Oil Corp. (d)	6,000	303,120
Nabors Industries Ltd. (d)	58,300	756,734
National Oilwell Varco, Inc. (d)	2,300	150,719
Natural Gas Services Group, Inc. (a)	300	6,912
Newfield Exploration Co. (a),(d)	15,800	428,496
Noble Corp. PLC	14,000	231,980
NOW, Inc. (a)	1,500	38,595
ONEOK, Inc.	5,100	253,929
Patterson-UTI Energy, Inc.	2,200	36,498
Penn Virginia Corp. (a)	500	3,340
Pioneer Natural Resources Co.	159	23,667
SEACOR Holdings, Inc. (a)	100	7,381
Southwestern Energy Co. (a),(d)	69,300	1,891,197
Targa Resources Corp. (d)	2,200	233,310
Tesco Corp. (d)	3,400	43,588
Tesoro Corp.	1,200	89,220
TETRA Technologies, Inc. (a)	100	668
Unit Corp. (a),(d)	1,400	47,740
Valero Energy Corp. (d)	29,300	1,450,350
Vantage Drilling Co. (a)	400	196
Warren Resources, Inc. (a),(d)	16,100	25,921
Westmoreland Coal Co. (a),(d)	2,000	66,420
Whiting Petroleum Corp. (a),(d)	16,849	556,017
WPX Energy, Inc. (a),(d)	21,800	253,534

		28,213,970

Passenger Transportation — 0.3%
American Airlines Group, Inc. (d)	23,200	1,244,216
Hawaiian Holdings, Inc. (a),(d)	17,000	442,850
JetBlue Airways Corp. (a)	14,300	226,798
Republic Airways Holdings, Inc. (a)	400	5,836
Southwest Airlines Co. (d)	17,400	736,368
Spirit Airlines, Inc. (a),(d)	9,738	735,998
United Continental Holdings, Inc. (a)	100	6,689

		3,398,755

Real Estate — 1.6%
Agree Realty Corp.	2,600	80,834
American Assets Trust, Inc.	100	3,981
American Residential Properties, Inc. (a),(d)	200	3,514
Armada Hoffler Properties, Inc. (d)	10,300	97,747
Ashford Hospitality Prime, Inc.	1,300	22,308
Aviv REIT, Inc.	8,100	279,288
Capital Senior Living Corp. (a)	1,300	32,383
Cedar Realty Trust, Inc.	1,300	9,542
Chambers Street Properties	400	3,224
Crown Castle International Corp. (e)	13,087	1,029,947
Equity LifeStyle Properties, Inc.	1,000	51,550
FelCor Lodging Trust, Inc.	6,400	69,248
Forest City Enterprises, Inc. Class A (a),(d)	95,204	2,027,845

See Notes to Consolidated Schedule of Investments.

22

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Franklin Street Properties Corp.	600	$7,362
Gladstone Commercial Corp. (d)	7,200	123,624
iStar Financial, Inc. (a)	13,500	184,275
Kennedy-Wilson Holdings, Inc. (d)	35,597	900,604
Lamar Advertising Co. Class A (c)	199,967	10,726,230
Omega Healthcare Investors, Inc. (d)	7,100	277,397
Parkway Properties Inc./Md	38	699
Realogy Holdings Corp. (a),(c)	85,855	3,819,689
Rouse Properties, Inc.	2,900	53,708
Sabra Health Care REIT, Inc.	1,700	51,629
Select Income REIT (d)	2,600	63,466
Strategic Hotels & Resorts, Inc. (a)	44	582
Taubman Centers, Inc.	1,200	91,704
Terreno Realty Corp.	1,100	22,693
Urstadt Biddle Properties, Inc. Class A	1,100	24,068

		20,059,141

Recreation Facilities & Services — 0.1%
Carmike Cinemas, Inc. (a),(d)	2,200	57,794
ClubCorp Holdings, Inc.	5,500	98,615
Diamond Resorts International, Inc. (a),(d)	3,000	83,700
International Speedway Corp. Class A	100	3,165
Madison Square Garden Co. Class A (a)	2,500	188,150
Marcus Corp.	400	7,404
SeaWorld Entertainment, Inc.	14,800	264,920
Six Flags Entertainment Corp.	4,600	198,490
Speedway Motorsports, Inc.	1,800	39,366
Town Sports International Holdings, Inc. (d)	3,700	22,015

		963,619

Renewable Energy — 0.0%
Broadwind Energy, Inc. (a)	1,000	5,390
First Solar, Inc. (a)	1,800	80,271
Renewable Energy Group, Inc. (a)	900	8,739
REX American Resources Corp. (a),(d)	2,900	179,713

		274,113

Retail—Consumer Staples — 0.4%
CVS Health Corp. (d)	6,981	672,340
Dollar General Corp. (a)	44,893	3,173,935
Pantry, Inc. (a)	2,300	85,238
Rite Aid Corp. (a),(d)	228,400	1,717,568
TravelCenters of America LLC (a),(d)	6,100	76,982

		5,726,063

Retail Discretionary — 0.7%
1-800-Flowers.com, Inc. Class A (a),(d)	5,300	43,672
Asbury Automotive Group, Inc. (a)	800	60,736
Ascena Retail Group, Inc. (a)	7,300	91,688
Avis Budget Group, Inc. (a),(d)	300	19,899
Beacon Roofing Supply, Inc. (a)	300	8,340
Big 5 Sporting Goods Corp. (d)	8,200	119,966
Boise Cascade Co. (a)	2,000	74,300
Brown Shoe Co., Inc.	1,500	48,225
Burlington Stores, Inc. (a),(d)	21,400	1,011,364
Citi Trends, Inc. (a),(d)	4,900	123,725
eBay, Inc. (a)	2,302	129,188
EVINE Live, Inc. (a)	500	3,295
Ezcorp, Inc. Class A (a),(d)	600	7,050
Gap, Inc.	100	4,211
GNC Holdings, Inc. Class A	3,668	172,249

See Notes to Consolidated Schedule of Investments.

23

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Gordmans Stores, Inc. (a),(d)	1,100	$3,003
Hibbett Sports, Inc. (a)	400	19,372
Home Depot, Inc. (d)	10,400	1,091,688
Kirkland’s, Inc. (a)	1,100	26,004
L Brands, Inc. (d)	34,700	3,003,285
Lands’ End, Inc. (a)	100	5,396
Liberty Interactive Corp. Class A (a)	500	14,710
Liquidity Services, Inc. (a)	100	817
Lowe’s Cos., Inc. (d)	4,093	281,598
Lulemon Athletica, Inc. (a),(d)	6,900	384,951
MarineMax, Inc. (a),(d)	3,100	62,155
New York & Co., Inc. (a)	300	792
Overstock.com, Inc. (a)	5,700	138,339
PetMed Express, Inc.	600	8,622
PHH Corp. (a)	3,500	83,860
Shoe Carnival, Inc.	700	17,983
Stage Stores, Inc.	100	2,070
Staples, Inc.	12,100	219,252
Stein Mart, Inc.	1,300	19,006
Tilly’s, Inc. Class A (a)	1,800	17,442
TJX Cos., Inc.	3,900	267,462
Tuesday Morning Corp. (a)	800	17,360
Ulta Salon Cosmetics & Fragrance, Inc. (a),(d)	13,400	1,713,056
United Online, Inc. (d)	3,342	48,626
Williams-Sonoma, Inc. (d)	1,958	148,182

		9,512,939

Semiconductors — 1.1%
Alpha & Omega Semiconductor Ltd. (a)	1,900	16,815
Applied Materials, Inc. (d),(e)	46,999	1,171,215
Axcelis Technologies, Inc. (a),(d)	200	512
Cabot Microelectronics Corp. (a)	1,000	47,320
Cascade Microtech, Inc. (a)	600	8,766
CEVA, Inc. (a)	700	12,698
Coherent, Inc. (a)	100	6,072
Cohu, Inc.	2,400	28,560
Cree, Inc. (a),(d)	18,000	579,960
Cypress Semiconductor Corp.	24,600	351,288
Diodes, Inc. (a)	300	8,271
DSP Group, Inc. (a)	800	8,696
Entegris, Inc. (a)	100	1,321
Entropic Communications, Inc. (a)	900	2,277
FormFactor, Inc. (a),(d)	2,800	24,080
Freescale Semiconductor Ltd. (a)	4,300	108,489
GSI Technology, Inc. (a)	518	2,585
Inphi Corp. (a)	100	1,848
Integrated Device Technology, Inc. (a),(d)	2,600	50,960
Integrated Silicon Solution, Inc.	300	4,971
Kemet Corp. (a),(d)	1,300	5,460
KLA-Tencor Corp. (d)	13,200	928,224
Lattice Semiconductor Corp. (a),(d)	12,600	86,814
M/A-COM Technology Solutions Holdings, Inc. (a)	300	9,384
Marvell Technology Group Ltd.	800	11,600
Maxim Integrated Products, Inc. (e)	28,190	898,415
Micron Technology, Inc. (a),(d)	94,084	3,293,881
MKS Instruments, Inc.	1,200	43,920
Monolithic Power Systems, Inc.	400	19,896
Nanometrics, Inc. (a)	300	5,046
Newport Corp. (a),(d)	2,800	53,508
NVE Corp. (a)	200	14,158
Pericom Semiconductor Corp. (a)	5,700	77,178
Photronics, Inc. (a),(d)	6,300	52,353

See Notes to Consolidated Schedule of Investments.

24

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Qualcomm, Inc.	4,566	$339,391
Rambus, Inc. (a),(d)	600	6,654
RF Micro Devices, Inc. (a),(d)	139,200	2,309,328
Richardson Electronics Ltd. (d)	1,000	10,000
Rudolph Technologies, Inc. (a),(d)	2,700	27,621
Sigma Designs, Inc. (a),(d)	4,600	34,040
Silicon Image, Inc. (a),(d)	4,500	24,840
Silicon Laboratories, Inc. (a),(d)	900	42,858
Spansion, Inc. Class A (a)	15,100	516,722
Tessera Technologies, Inc.	600	21,456
TriQuint Semiconductor, Inc. (a),(d)	115,800	3,190,290
Ultra Clean Holdings, Inc. (a),(d)	3,500	32,480
Ultratech, Inc. (a),(d)	2,800	51,968

		14,544,189

Software — 0.7%
Actuate Corp. (a),(d)	10,600	69,960
Acxiom Corp. (a),(d)	3,900	79,053
Adobe Systems, Inc. (a),(d)	5,200	378,040
Advent Software, Inc. (d)	2,500	76,600
Agilysys, Inc. (a)	700	8,813
American Software, Inc. Class A	300	2,733
Autodesk, Inc. (a),(d)	13,700	822,822
AVG Technologies NV (a),(d)	4,700	92,778
BroadSoft, Inc. (a)	1,100	31,922
Calix, Inc. (a)	900	9,018
Callidus Software, Inc. (a)	2,500	40,825
Carbonite, Inc. (a)	2,300	32,821
CommVault Systems, Inc. (a),(d)	400	20,676
Constant Contact, Inc. (a)	2,600	95,420
Digi International, Inc. (a)	2,600	24,154
Ebix, Inc.	800	13,592
Envestnet, Inc. (a)	18,378	903,095
Epiq Systems, Inc.	200	3,416
Infoblox, Inc. (a)	6,600	133,386
Intralinks Holdings, Inc. (a)	7,500	89,250
Limelight Networks, Inc. (a),(d)	2,400	6,648
Lionbridge Technologies, Inc. (a),(d)	3,300	18,975
Merge Healthcare, Inc. (a)	9,000	32,040
Microsoft Corp. (d)	8,000	371,600
MicroStrategy, Inc. Class A (a)	100	16,240
Model N, Inc. (a)	3,700	39,294
Monotype Imaging Holdings, Inc.	2,300	66,309
Palo Alto Networks, Inc. (a),(d)	7,500	919,275
PDF Solutions, Inc. (a)	1,700	25,262
Progress Software Corp. (a)	3,600	97,272
Quality Systems, Inc. (d)	7,000	109,130
Qualys, Inc. (a)	400	15,100
Rackspace Hosting, Inc. (a)	5,100	238,731
RealNetworks, Inc. (a),(d)	3,300	23,232
salesforce.com, Inc. (a),(d),(e)	20,404	1,210,161
Seachange International, Inc. (a)	3,100	19,778
ServiceNow, Inc. (a),(e)	14,135	959,060
Support.com, Inc. (a)	2,500	5,275
VASCO Data Security International, Inc. (a),(d)	300	8,463
Veeva Systems, Inc. Class A (a)	4,700	124,127
VMware, Inc. Class A (a),(d)	16,400	1,353,328
Zendesk, Inc. (a)	1,100	26,807

		8,614,481

Specialty Finance — 0.5%
AG Mortgage Investment Trust, Inc.	200	3,714

See Notes to Consolidated Schedule of Investments.

25

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
American Capital Agency Corp. (d)	55,435	$1,210,146
American Capital Mortgage Investment Corp. (d)	7,400	139,416
Annaly Capital Management, Inc.	5,400	58,374
Apollo Commercial Real Estate Finance, Inc. (d)	8,600	140,696
Arbor Realty Trust, Inc. (d)	4,000	27,080
Arlington Asset Investment Corp. Class A	4,600	122,406
Cash America International, Inc.	1,000	22,620
Cherry Hill Mortgage Investment Corp. (d)	2,300	42,527
Chimera Investment Corp. (d)	282,000	896,760
CIT Group, Inc.	8,651	413,777
Consumer Portfolio Services, Inc. (a),(d)	2,000	14,720
Dynex Capital, Inc.	10,800	89,100
Ellington Residential Mortgage REIT (d)	5,800	94,366
Essent Group Ltd. (a)	300	7,713
Fiserv, Inc. (a),(d)	5,600	397,432
Five Oaks Investment Corp.	1,300	14,040
FleetCor Technologies, Inc. (a),(d)	2,000	297,420
FNFV Group (a)	34	535
Global Cash Access Holdings, Inc. (a),(d)	16,600	118,690
Ladder Capital Corp. (a)	100	1,961
MasterCard, Inc. Class A (e)	10,193	878,229
MFA Financial, Inc.	300	2,397
New Residential Investment Corp.	48,250	616,153
Newcastle Investment Corp.	283	1,271
On Deck Capital, Inc. (a)	556	12,471
Orchid Island Capital, Inc.	2,600	33,930
PennyMac Mortgage Investment Trust (d)	17,600	371,184
SLM Corp.	900	9,171
Springleaf Holdings, Inc. (a)	200	7,234
Stewart Information Services Corp.	600	22,224
Walker & Dunlop, Inc. (a)	5,700	99,978
ZAIS Financial Corp. (d)	1,400	24,150

		6,191,885

Technology Services — 0.1%
Amdocs Ltd.	500	23,327
CACI International, Inc. Class A (a)	100	8,618
CDW Corp.	200	7,034
Ciber, Inc. (a),(d)	5,000	17,750
Cognizant Technology Solutions Corp. Class A (a)	1,100	57,926
comScore, Inc. (a)	1,400	65,002
Cubic Corp.	3,300	173,712
EPAM Systems, Inc. (a)	2,700	128,925
ExlService Holdings, Inc. (a),(d)	4,600	132,066
Leidos Holdings, Inc.	12,400	539,648
Luxoft Holding, Inc. (a)	7,700	296,527
ManTech International Corp. Class A	600	18,138
MAXIMUS, Inc.	600	32,904
NIC, Inc. (d)	3,000	53,970
Perficient, Inc. (a),(d)	2,900	54,027
Sykes Enterprises, Inc. (a)	3,600	84,492
TeleTech Holdings, Inc. (a)	200	4,736
Unisys Corp. (a)	700	20,636

		1,719,438

Telecommunications — 0.4%
Cincinnati Bell, Inc. (a)	100	319
Cogent Communications Holdings, Inc.	400	14,156
Consolidated Communications Holdings, Inc. (d)	1,800	50,094
Equinix, Inc. (d)	3,448	781,765
FairPoint Communications, Inc. (a),(d)	2,900	41,209
General Communication, Inc. Class A (a),(d)	9,700	133,375

See Notes to Consolidated Schedule of Investments.

26

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Hawaiian Telcom Holdco, Inc. (a)	1,100	$30,327
IDT Corp. Class B	1,100	22,341
Inteliquent, Inc.	16,200	318,006
Internap Corp. (a)	4,100	32,636
Level 3 Communications, Inc. (a),(d)	24,050	1,187,589
Lumos Networks Corp.	700	11,774
ORBCOMM, Inc. (a)	100	654
Premiere Global Services, Inc. (a),(d)	2,300	24,426
Shenandoah Telecommunications Co.	200	6,250
Spok Holdings, Inc. (d)	800	13,888
T-Mobile US, Inc. (a),(d)	101,180	2,725,789
TeleCommunication Systems, Inc. Class A (a)	600	1,872
West Corp. (d)	1,300	42,900
Zix Corp. (a),(d)	4,800	17,280

		5,456,650

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(d)	4,100	35,096
ArcBest Corp.	100	4,637
Atlas Air Worldwide Holdings, Inc. (a)	700	34,510
Con-way, Inc. (d)	2,400	118,032
Quality Distribution, Inc. (a),(d)	7,600	80,864
Saia, Inc. (a)	200	11,072
Scorpio Bulkers, Inc. (a)	13,500	26,595
Stamps.com, Inc. (a)	2,700	129,573
Swift Transportation Co. (a)	14,400	412,272
Union Pacific Corp.	3,144	374,545
UTi Worldwide, Inc. (a),(d)	4,200	50,694

		1,277,890

Transportation Equipment — 0.1%
Allison Transmission Holdings, Inc.	24,200	820,380
Spartan Motors, Inc.	200	1,052

		821,432

Utilities — 0.1%
California Water Service Group	3,000	73,830
Calpine Corp. (a)	1,000	22,130
CenterPoint Energy, Inc. (d)	17,900	419,397
Integrys Energy Group, Inc.	2,200	171,270
Middlesex Water Co.	400	9,224
Pinnacle West Capital Corp. (d)	34	2,322
Unitil Corp.	500	18,335

		716,508

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (a),(d)	4,800	19,392
Ceco Environmental Corp. (d)	42	653
Fuel Tech, Inc. (a)	100	383
Waste Connections, Inc.	500	21,995

		42,423

Total United States		447,000,815

TOTAL COMMON STOCK (COST $578,646,497)		592,136,789

PREFERRED STOCK — 0.0%
Germany — 0.0%
Automotive — 0.0%
Volkswagen AG Preference Shares	1,365	303,379

See Notes to Consolidated Schedule of Investments.

27

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Total Germany		$303,379

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	143	134,501

Total Republic of Korea		134,501

TOTAL PREFERRED STOCK (COST $458,422)		437,880

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 8.9%
Cayman Islands — 6.2%
ABCLO Ltd., Series 2007-1A, Class C, 2.08%, 04/15/21 (b),(e),(f)	$1,000,000	$982,700
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.65%, 07/23/35 (b),(e),(f)	2,439,912	2,073,925
ALESCO Preferred Funding XIII Ltd., Series 13A, Class A2, 0.65%, 09/23/37 (b),(e),(f)	2,067,000	1,271,205
Arbor Realty Mortgage Securities LLC, Series 2006-1A, Class A2, 0.54%, 01/26/42 (b),(e),(f),(k)	4,627,000	4,474,309
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.48%, 01/30/24 (b),(e),(f)	500,000	488,200
Babson CLO Ltd., Series 2013-IA, Class D, 3.73%, 04/20/25 (b),(e),(f)	300,000	288,300
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.73%, 07/21/20 (b),(e),(f)	2,000,000	1,856,400
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.73%, 10/15/21 (b),(e),(f)	850,000	842,690
ColumbusNova CLO Ltd., Series 2007-1A, Class E, 3.83%, 05/16/19 (b),(e),(f)	539,000	519,111
Comstock Funding Ltd., Series 2006-1A, Class C, 1.98%, 05/30/20 (b),(e),(f)	1,500,000	1,445,850
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.23%, 11/21/22 (b),(e),(f)	500,000	500,550
Cutwater Ltd., Series 2014-1A, Class C, 3.93%, 07/15/26 (b),(e),(f)	2,203,000	2,030,064
Duane Street CLO V Ltd., Series 2007-5A, Class B, 7.98%, 10/14/21 (b),(e),(f),(g)	1,533,000	1,535,146
Eaton Vance CDO VIII Ltd., Series 2006-8A, Class D, 3.65%, 08/15/22 (b),(e),(f)	400,000	383,560
Fairway Loan Funding Co., Series 2006-1A, Class B2L, 4.03%, 10/17/18 (b),(e),(f)	5,400,000	5,373,000
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class D, 5.73%, 04/20/23 (b),(e),(f)	1,400,000	1,390,620
Galaxy VIII CLO Ltd., Series 2007-8A, Class E, 3.58%, 04/25/19 (b),(e),(f)	999,000	967,631
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.63%, 11/15/24 (b),(e),(f)	2,600,000	2,602,600
Golub Capital Partners CLO Ltd., Series 2011-10AR, Class DR, 4.08%, 10/20/21 (b),(e),(f)	750,000	735,900
Gramercy Real Estate CDO Ltd., Series 2007-1A, Class A1, 0.51%, 08/15/56 (b),(e),(f)	1,486,501	1,323,878
Harbourview CDO III Ltd., Series 3A, Class A, 1.21%, 09/15/31 (b),(e),(f),(g)	3,077,357	2,789,624
ING IM CLO Ltd., Series 2011-1A, Class D, 4.75%, 06/22/21 (b),(e),(f)	4,610,000	4,497,977
JFIN CLO Ltd., Series 2007-1A, Class D, 3.03%, 07/20/21 (b),(e),(f)	1,500,000	1,470,750
Katonah Ltd., Series 2007-10A, Class E, 4.24%, 04/17/20 (b),(e),(f)	1,805,000	1,734,064
Kingsland IV Ltd., Series 2007-4A, Class E, 3.58%, 04/16/21 (b),(e),(f)	628,000	579,016
KKR CLO 10 Ltd., Series 10, Class D, 3.98%, 12/15/25 (b),(e),(f)	1,200,000	1,113,840
LightPoint CLO V, Series 2006-5A, Class D, 3.88%, 08/05/19 (b),(e),(f)	670,000	647,488
MidOcean Credit CLO III,
Series 2014-3A, Class D, 3.98%, 07/21/26 (b),(e),(f)	3,268,000	3,039,567
Series 2014-3A, Class E, 5.48%, 07/21/26 (b),(e),(f)	2,594,000	2,259,893
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.23%, 01/15/24 (b),(e),(f)	350,000	344,295
Octagon Investment Partners XX Ltd.,
Series 2014-1A, Class D, 3.89%, 08/12/26 (b),(e),(f)	1,156,000	1,100,628
Series 2014-1A, Class E, 5.49%, 08/12/26 (b),(e),(f)	875,000	790,825
OZLM Funding V Ltd., Series 2013-5A, Class C, 3.73%, 01/17/26 (b),(e),(f)	2,050,000	1,916,545
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 07/17/26 (b),(e),(f)	1,300,000	1,223,430
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 0.97%, 07/03/33 (b),(e),(f)	674,430	606,987
Preferred Term Securities XXIV Ltd/Preferred Term Securities XXIV, Inc., 0.54%, 03/22/37 (b),(e),(f)	3,770,538	2,865,609
RAIT CRE CDO I Ltd., Series 2006-1A, Class A2, 0.52%, 11/20/46 (b),(e),(f),(g)	474,000	385,599
Red River CLO Ltd., Series 1A, Class D, 1.88%, 07/27/18 (b),(e),(f)	5,500,000	5,254,150
SRERS-2011 Funding Ltd., Series 2011-RS, Class A1B1, 0.41%, 05/09/46 (b),(e),(f)	7,104,820	6,733,238
Symphony CLO IX LP, Series 2012-9A, Class D, 4.48%, 04/16/22 (b),(e),(f)	3,350,000	3,346,650
Symphony CLO IX LP, Series 2012-9A, Class E, 5.23%, 04/16/22 (b),(e),(f)	500,000	470,950
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.83%, 07/28/21 (b),(e),(f)	1,000,000	999,400
Symphony CLO XII Ltd., Series 2012-9A, Class E, 5.23%, 04/16/22 (b),(e),(f)	1,000,000	971,400
Trapeza CDO XIII Ltd., Series 2007-13A, Class A3, 0.66%, 11/09/42 (b),(e),(f)	863,000	483,280

See Notes to Consolidated Schedule of Investments.

28

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
Venture XI CDO Ltd., Series 2012-11A, Class D, 5.23%, 11/14/22 (b),(e),(f)	$2,500,000		$2,506,250
WhiteHorse VI Ltd., Series 2012-1A, Class B2L, 5.48%, 02/03/25 (b),(e),(f)	396,000		365,231
WhiteHorse VI Ltd., Series 2013-1A, Class B2L, 4.96%, 11/24/25 (b),(e),(f)	417,000		363,749

Total Cayman Islands			79,946,074

United States — 2.7%
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class E, 3.82%, 02/10/20 (b),(e)	2,500,000		2,564,750
Ares IIIR/IVR CLO Ltd., Series 2007-3RA, Class E, 3.73%, 04/16/21 (b),(e),(f)	436,000		416,467
Countrywide Home Equity Loan Trust, Series 2004-P, Class 2A, 0.48%, 03/15/34 (e),(f)	7,221		6,142
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (b),(e)	433,000		429,276
Series 2014-C, Class D, 4.83%, 08/17/20 (b),(e)	881,000		869,988
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21 (b),(e)	1,300,000		1,299,740
Education Funding LLC, Series 2006-1A, Class A2, 0.48%, 10/25/29 (b),(e),(f)	2,744,437		2,533,116
Exeter Automobile Receivables Trust,
Series 2013-2A, Class D, 6.81%, 08/17/20 (b),(e)	2,100,000		2,196,810
Series 2014-3A, Class C, 4.17%, 06/15/20 (b),(e)	2,600,000		2,594,800
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (b),(e),(g)	189,692		194,548
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.75%, 12/20/20 (b),(e),(f)	2,284,000		2,194,924
Harch CLO III Ltd., Series 2007-1A, Class E, 3.98%, 04/17/20 (b),(e),(f)	2,451,000		2,333,842
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A3, 0.46%, 11/25/35 (e),(f)	1,007,552		955,663
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.43%, 01/15/34 (b),(e),(f),(g)	1,186,845		1,133,437
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE3, Class A2C, 0.33%, 04/25/36 (e),(f)	1,003,125		970,524
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.30%, 06/25/37 (e),(f)	4,156,849		3,980,183
OneMain Financial Issuance Trust, Series 2014-2A, Class A SEQ, 2.47%, 09/18/24 (b),(e)	3,150,000		3,147,480
Preferred Term Securities XVII Ltd. / Preferred Term Securities XVII, Inc., 0.74%, 06/23/35 (b),(e),(f)	945,000		590,625
SLM Private Credit Student Loan Trust, Series 2004-A, Class C, 1.19%, 06/15/33 (e),(f)	101,952		92,807
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.30%, 08/25/37 (e),(f)	2,896,967		2,805,712
Venture IX CDO Ltd., Series 2007-9A, Class D, 4.38%, 10/12/21 (b),(e),(f)	1,500,000		1,500,000
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (b),(e)	2,616,672		2,604,635

Total United States			35,415,469

TOTAL ASSET-BACKED SECURITIES (COST $115,785,859)			115,361,543

CONVERTIBLE BONDS — 0.7%
France — 0.2%
Auto Parts Manufacturing — 0.2%
Faurecia REG S, 3.25%, 01/01/18 (e)	5,468,800	EUR	2,168,562

Total France			2,168,562

Germany — 0.2%
Automobiles Manufacturing — 0.2%
Volkswagen International Finance NV Co. REG S, 5.50%, 11/09/15 (e)	1,600,000	EUR	2,141,305

Total Germany			2,141,305

Spain — 0.3%
Wireless Telecommunication Services — 0.3%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (e),(d)	3,600,000	EUR	4,360,537

Total Spain			4,360,537

TOTAL CONVERTIBLE BONDS (COST $9,709,471)			8,670,404

BANK LOANS — 1.5%
Netherlands — 0.2%
Exploration & Production — 0.2%
Endeavour International Holding BV (e),(f),(g)	$2,761,412		2,443,849

Transportation & Logistics — 0.0%
Ceva Intercompany B.V. (e),(f),(g)	95,344		88,670

Total Netherlands			2,532,519

See Notes to Consolidated Schedule of Investments.

29

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
United Kingdom — 0.1%
Transportation & Logistics — 0.1%
CEVA Group PLC,
1.00%, 03/19/21 (e),(f),(g)	$91,096		$84,719
9.00%, 09/01/21 (b),(e)	1,519,000		1,427,860
Ceva Logistics (e),(f),(g)	16,439		15,288
Ceva Logistics U.S. Holdings (e),(f),(g)	131,509		122,303

Total United Kingdom			1,650,170

United States — 1.2%
Financial Services — 1.2%
MF Global Finance USA, Inc., 1.000%, 06/15/15 (e),(f),(g),(h)	25,000,000		15,177,000

Publishing & Broadcasting — 0.0%
Clear Channel Communications (e),(f),(g)	334,527		314,693

Total United States			15,491,693

TOTAL BANK LOANS (COST $20,685,008)			19,674,382

CORPORATE BONDS & NOTES — 6.1%
Brazil — 0.4%
Banks — 0.3%
Banco Bradesco SA REG S, 5.90%, 01/16/21	1,040,000		1,086,800
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22	980,000		956,725
Banco Estado Rio Grande Sul SA REG S, 7.38%, 02/02/22	100,000		101,664
Banco Votorantim SA REG S, 7.38%, 01/21/20	770,000		814,275
Itau Unibanco Holding SA REG S,
6.20%, 12/21/21	300,000		314,814
5.75%, 01/22/21	380,000		394,250
6.20%, 04/15/20	470,000		497,025

			4,165,553

Food & Beverage — 0.1%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	410,000		364,900
Cosan Overseas Ltd. REG S, 8.25%, 11/29/49	100,000		100,500

			465,400

Total Brazil			4,630,953

British Virgin Islands — 0.0%
Oil & Gas Services — 0.0%
Sea Trucks Group Ltd. REG S (b),(g)	750,000		532,500

Total British Virgin Islands			532,500

Canada — 0.1%
Oil & Gas Services — 0.0%
Sanjel Corp. REG S, 7.50%, 06/19/19 (b)	200,000		150,000

Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (d),(e)	875,000		916,562

Total Canada			1,066,562

France — 0.2%
Property & Casualty — 0.2%
Groupama SA REG S, 6.38%, 05/29/49 (e),(f),(i)	2,300,000	EUR	2,802,597

Total France			2,802,597

Germany — 0.4%
Auto Parts Manufacturing — 0.0%
Schaeffler Holding Finance BV, PIK, 6.75%, 11/15/22 (b),(c),(e)	$274,000		286,330

Banks — 0.4%
HSH Nordbank AG, MTN,

See Notes to Consolidated Schedule of Investments.

30

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
0.88%, 02/14/17 (e),(f)	2,416,000	EUR	2,404,563
0.92%, 02/14/17 (e),(f)	2,031,000	EUR	2,021,386

			4,425,949

Total Germany			4,712,279

Ireland — 0.1%
Bank — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (e)	1,350,000	EUR	1,659,705

Total Ireland			1,659,705

Luxembourg — 0.1%
Wireless Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (c),(e)	$660,000		$655,974
Intelsat Luxembourg SA, 7.75%, 06/01/21 (e)	1,080,000		1,082,700

Total Luxembourg			1,738,674

Mexico — 0.0%
Oil & Gas Services — 0.0%
Oro Negro Drilling Pte Ltd. REG S (b)	200,000		168,000

Total Mexico			168,000

Poland — 0.1%
Food & Beverage — 0.1%
CEDC Finance Corp. International, Inc. (e),(f),(j)	1,365,436		1,174,275

Total Poland			1,174,275

Sweden — 0.1%
Chemicals — 0.1%
Perstorp Holding AB (b),(e)	598,000		587,535

Total Sweden			587,535

United Kingdom — 0.1%
Financial Services — 0.1%
Depfa Funding III LP REG S, 1.72%, 06/29/49 (e),(f),(i)	1,728,000	EUR	1,156,305

Total United Kingdom			1,156,305

United States — 4.0%
Advertising & Marketing — 0.1%
Visant Corp., 10.00%, 10/01/17 (d),(e)	$927,000		811,125

Aerospace & Defense — 0.0%
KLX, Inc., 5.88%, 12/01/22 (b),(e)	260,000		262,600
Moog, Inc., 5.25%, 12/01/22 (b),(e)	135,000		136,688

			399,288

Auto Parts Manufacturing — 0.1%
Dana Holding Corp., 5.50%, 12/15/24 (e)	260,000		262,600
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (b),(d),(e)	500,000		500,000

			762,600

Cable & Satellite — 0.2%
CCOH Safari LLC, 5.75%, 12/01/24 (d),(e)	1,210,000		1,223,612
DISH DBS Corp.,
5.13%, 05/01/20 (d),(e)	132,000		132,990
5.88%, 11/15/24 (b),(e)	1,593,000		1,600,965

			2,957,567

See Notes to Consolidated Schedule of Investments.

31

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
Casinos & Gaming — 0.1%
MGM Resorts International, 6.00%, 03/15/23 (c),(e)	$390,000	$391,950
Scientific Games International, Inc., 7.00%, 01/01/22 (b),(d),(e)	250,000	253,125

		645,075

Communications Equipment — 0.1%
Avaya, Inc., 9.00%, 04/01/19 (b),(d),(e)	1,160,000	1,186,100

Construction Materials Manufacturing — 0.0%
Building Materials Corp. of America, 5.38%, 11/15/24 (b),(e)	470,000	468,825

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (b),(e)	1,471,000	1,246,672
Springleaf Finance Corp., 5.25%, 12/15/19 (e)	260,000	254,800

		1,501,472

Consumer Services — 0.1%
ADT Corp. (The), 5.25%, 03/15/20 (c),(e)	260,000	263,250
RR Donnelley & Sons Co., 6.00%, 04/01/24 (c),(d),(e)	660,000	650,100

		913,350

Containers & Packaging — 0.1%
Owens-Brockway Glass Container Inc.,
5.00%, 01/15/22 (b),(c),(e)	135,000	137,700
5.38%, 01/15/25 (b),(e)	135,000	136,350
Sealed Air Corp., 5.13%, 12/01/24 (b),(c),(e)	330,000	333,300

		607,350

Department Store — 0.0%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b),(c),(e)	520,000	549,900

Financial Services — 0.8%
E*TRADE Financial Corp., 5.38%, 11/15/22 (c),(e)	495,000	506,137
MF Global Holdings Ltd.,
1.88%, 02/01/16 (a),(e),(g),(h)	18,472,000	5,541,600
3.38%, 08/01/18 (a),(e),(g),(h)	6,000,000	1,800,000
6.25%, 08/08/16 (a),(e),(g),(h)	4,000,000	1,240,000
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (b),(d),(e)	920,000	970,600

		10,058,337

Food & Beverage — 0.1%
Cott Beverages, Inc.,
5.38%, 07/01/22 (b),(e)	606,000	556,005
6.75%, 01/01/20 (b),(c),(e)	390,000	390,000

		946,005

Hardware — 0.0%
CDW LLC / CDW Finance Corp., 5.50%, 12/01/24 (e)	390,000	390,488

Health Care Facilities/Services — 0.2%
Envision Healthcare Corp., 5.13%, 07/01/22 (b),(d),(e)	535,000	530,987
Kindred Escrow Corp. II,
8.00%, 01/15/20 (b),(e)	760,000	807,500
8.75%, 01/15/23 (b),(c),(e)	1,000,000	1,076,250
Tenet Healthcare Corp., 4.38%, 10/01/21 (c),(e)	660,000	655,050

		3,069,787

Home Improvement — 0.1%
Griffon Corp., 5.25%, 03/01/22 (d),(e)	705,000	665,344

See Notes to Consolidated Schedule of Investments.

32

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
Industrial Other — 0.1%
HD Supply, Inc., 5.25%, 12/15/21 (b),(e)	$260,000	$264,550
SGH Escrow Corp., 10.00%, 01/15/19 (b),(e)	625,000	596,875

		861,425

Metals & Mining — 0.0%
AK Steel Corp., 7.63%, 10/01/21 (e)	115,000	105,513

Oil, Gas & Coal — 0.0%
SM Energy Co., 6.13%, 11/15/22 (b),(c),(e)	495,000	465,300

Pharmaceuticals — 0.1%
Endo Finance LLC / Endo Finco, Co., 5.38%, 01/15/23 (b),(e)	660,000	646,800

Pipeline — 0.0%
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (b),(d),(e)	235,000	234,413

Power Generation — 0.1%
Dynegy Finance I/II, Inc., 7.63%, 11/01/24 (b),(e)	173,000	176,460
Dynegy Finance II/II, Inc., 7.38%, 11/01/22 (b),(e)	1,272,000	1,294,260

		1,470,720

Publishing & Broadcasting — 0.5%
American Media, Inc., 11.50%, 12/15/17 (d),(e)	2,890,000	2,861,100
Knight Ridder, Inc., 5.75%, 09/01/17 (e)	586,000	621,160
LBI Media, Inc.,
10.00%, 04/15/19 (b),(e)	1,985,000	2,064,400
13.50%, 04/15/20 (b),(e)	594,000	591,030
Lee Enterprises, Inc., 9.50%, 03/15/22 (b),(e)	115,000	118,019
McClatchy Co. (The), 9.00%, 12/15/22 (e)	480,000	522,600

		6,778,309

Real Estate — 0.0%
Kennedy-Wilson, Inc., 5.88%, 04/01/24 (e)	495,000	496,237

Retail – Consumer Discretionary — 0.6%
Claire’s Stores, Inc., 9.00%, 03/15/19 (b),(e)	1,746,000	1,719,810
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (b),(e)	5,809,000	5,220,839
Group 1 Automotive, Inc., 5.00%, 06/01/22 (b),(e)	500,000	488,750
Michaels Stores, Inc., 5.88%, 12/15/20 (b),(d),(e)	705,000	712,050

		8,141,449

Software & Services — 0.1%
IHS, Inc., 5.00%, 11/01/22 (b),(d),(e)	470,000	465,300
MSCI, Inc., 5.25%, 11/15/24 (b),(d),(e)	680,000	703,800

		1,169,100

Supermarkets — 0.0%
SUPERVALU, Inc., 7.75%, 11/15/22 (e)	495,000	485,100

Travel & Lodging — 0.1%
NCL Corp. Ltd., 5.25%, 11/15/19 (b),(d),(e)	690,000	695,175

Utilities — 0.1%
CESP Companhia Energetica de Tranche TR 00007 REG S, 9.75%, 01/15/15 (g)	1,086,000	657,030

Wireless Telecommunication Services — 0.2%
Equinix, Inc., 5.38%, 01/01/22 (c),(e)	660,000	666,204
Frontier Communications Corp.,
6.88%, 01/15/25 (c),(d),(e)	660,000	660,000
7.13%, 01/15/23 (e)	480,000	488,400

See Notes to Consolidated Schedule of Investments.

33

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
Sprint Corp., 7.88%, 09/15/23 (e)	$720,000		$710,784
Windstream Corp., 7.50%, 06/01/22 (e)	608,000		606,480

			3,131,868

Total United States			51,271,052

Venezuela — 0.5%
Integrated Oil — 0.5%
Petroleos de Venezuela SA REG S, 6.00%, 05/16/24 – 11/15/26	19,055,000		7,002,055

Total Venezuela			7,002,055

TOTAL CORPORATE BONDS & NOTES (COST $85,125,411)			78,502,492

FOREIGN GOVERNMENT — 3.9%
Argentina Boden Bonds, 7.00%, 10/03/15	7,988,000	USD	7,884,156
Argentina Bonar Bonds, 7.00%, 04/17/17	4,959,000	USD	4,760,640
Argentine Republic Government International Bond, 8.28%, 12/31/33 (a),(h),(k)	6,895,223	USD	6,153,986
Argentine Republic Government International Bond, 8.28%, 12/31/33 (a),(h)	4,253,783	USD	3,700,791
European Investment Bank, 9.00%, 03/31/21	16,000,000	ZAR	1,449,907
European Investment Bank REG S, 8.50%, 09/17/24	8,000,000	ZAR	689,521
Hungary Government International Bond, 5.38%, 03/25/24	6,476,000	USD	7,010,270
Malaysia Government Bond, 3.49%, 03/31/20	6,310,000	MYR	1,766,042
Mexican Bonos, 6.50%, 06/10/21	24,000,000	MXN	1,708,382
Pakistan Government International Bond REG S, 6.75%, 12/03/19	2,924,000	USD	2,847,391
Peruvian Government International Bond REG S, 5.70%, 08/12/24	846,000	PEN	283,922
Poland Government Bond, 3.75%, 04/25/18	6,950,000	PLN	2,071,328
Russian Federal Bond – OFZ, 6.80%, 12/11/19	59,500,000	RUB	710,082
Slovenia Government International Bond REG S, 5.25%, 02/18/24	6,261,000	USD	6,879,274
Thailand Government Bond, 3.63%, 06/16/23	32,000,000	THB	1,042,697
Turkey Government Bond,
9.00%, 03/08/17	980,000	TRY	429,856
10.50%, 01/15/20	3,175,000	TRY	1,508,246

TOTAL FOREIGN GOVERNMENT (COST $52,468,560)			50,896,491

MORTGAGE-BACKED SECURITIES — 16.7%
Cayman Islands — 0.6%
Collateralized Debt Obligation (Commercial) — 0.2%
NorthStar, Series 2013-1A, Class B, 5.17%, 08/25/29 (b),(e),(f)	$1,000,000		1,002,700
Resource Capital Corp. Ltd., Series 2014-CRE2, Class B, 2.66%, 04/15/32 (b),(e),(f)	1,329,000		1,314,647

			2,317,347

Commercial Mortgage-Backed Security — 0.4%
PFP III Ltd., Series 2014-1, Class D, 4.26%, 06/14/31 (b),(e),(f)	5,300,000		5,259,720

Total Cayman Islands			7,577,067

United States — 16.1%
Collateralized Mortgage Obligation (Residential) — 10.1%
Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, 2.79%, 05/25/35 (e),(f)	2,143,569		2,116,560
Banc of America Alternative Loan Trust, Series 2005-6, Class 2CB2, 6.00%, 07/25/35 (e)	770,748		733,752
Banc of America Funding Trust,
Series 2006-A, Class 3A2, 2.75%, 02/20/36 (e),(f)	1,213,322		995,652
Series 2006-H, Class 2A3, 2.74%, 09/20/46 (e),(f)	6,131,647		5,215,579
Series 2006-I, Class 6A1, 0.36%, 10/20/46 (e),(f)	773,812		609,068
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust, Series 2005-7, Class 1A4, 5.50%, 10/25/35 (e)	641,443		644,329
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (e)	3,523,715		3,600,179
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (e)	881,955		896,948
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 2.77%, 05/25/24 (e),(f),(k)	7,651,567		6,692,826

See Notes to Consolidated Schedule of Investments.

34

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C03, Class 1M2, 3.17%, 07/25/24 (e),(f),(k)	$10,739,817	$9,679,797
Series 2014-C03, Class 2M2, 3.07%, 07/25/24 (e),(f),(k)	23,987,452	21,509,548
Series 2014-C04, Class 2M2, 5.16%, 11/25/24 (e),(f),(k)	1,365,420	1,384,809
Countrywide Alternative Loan Trust, Series 2005-J2, Class 1A5, 0.67%, 04/25/35 (e),(f)	1,106,521	977,833
Countrywide Asset-Backed Certificates, Series 2006-BC4, Class 2A2, 0.33%, 11/25/36 (e),(f)	2,355,026	2,179,576
Countrywide Home Loans Mortgage Pass-Through Trust, Series 2005-19, Class 1A1, 5.50%, 08/25/35 (e)	296,400	297,022
CV Mortgage Loan Trust, Series 2013-1, Class NOTE, 4.31%, 12/25/43 (b),(e),(f),(j)	600,545	601,146
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA7, Class 2A1, 2.24%, 09/25/35 (e),(f)	6,196,435	5,543,950
GSR Mortgage Loan Trust, Series 2005-AR6, Class 3A2, 2.64%, 09/25/35 (e),(f)	474,335	458,824
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.69%, 01/25/36 (e),(f)	131,376	120,209
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (e),(f),(j)	632,353	592,199
Series 2006-S4, Class A6, 5.71%, 12/25/36 (e),(f),(j)	447,148	432,482
JP Morgan Mortgage Acquisition Trust, Series 2007-CH1, Class AF3 SEQ, 5.08%, 11/25/36 (e),(f),(j)	638,049	656,553
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A6, 2.58%, 07/25/35 (e),(f)	302,843	291,790
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.45%, 01/25/36 (e),(f)	1,150,497	862,873
PHH Mortgage Trust, Series 2008-CIM1, Class 21A2, 6.00%, 05/25/38 (e)	448,807	461,329
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.41%, 11/25/23 (e),(f),(k)	17,722,350	17,958,057
Series 2014-DN3, Class M2, 2.57%, 08/25/24 (e),(f),(k)	2,500,000	2,484,750
Series 2014-DN4, Class M3, 4.72%, 10/25/24 (e),(f)	3,299,885	3,254,347
Series 2014-HQ1, Class M2, 2.67%, 08/25/24 (e),(f),(k)	7,500,000	7,461,000
Series 2014-HQ2, Class M3, 3.92%, 09/25/24 (e),(f),(k)	3,909,266	3,567,987
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (e),(f),(j)	436,247	449,727
Structured Asset Securities Corp. Trust, Series 2005-6, Class 2A1, 5.50%, 05/25/35 (e)	540,727	555,705
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR11, Class 3A1A, 1.03%, 09/25/46 (e),(f)	7,253,961	6,070,115
Series 2006-AR19, Class 1A, 0.85%, 01/25/47 (e),(f)	3,728,781	3,064,685
Series 2006-AR7, Class 2A, 1.09%, 07/25/46 (e),(f)	5,194,865	4,413,038
Series 2006-AR9, Class 1A, 1.11%, 08/25/46 (e),(f)	8,292,644	7,355,575
Series 2007-OA1, Class A1A, 0.81%, 02/25/47 (e),(f)	5,347,259	4,394,377
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (e)	151,109	154,101
Series 2005-AR9, Class 3A2, 2.61%, 06/25/34 (e),(f)	457,678	454,108
Series 2006-13, Class A5, 6.00%, 10/25/36 (e)	486,991	499,896
Series 2007-12, Class A6, 5.50%, 09/25/37 (e)	335,191	347,325
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (e)	602,050	605,180
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (e)	393,286	408,663

		131,053,469

Commercial Mortgage-Backed Securities — 6.0%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.66%, 09/15/26 (b),(e),(f)	900,000	900,630
Series 2014-ICTS, Class E, 3.11%, 06/15/28 (b),(e),(f)	900,000	891,450
Series 2014-INLD, Class D, 3.66%, 12/15/29 (b),(e),(f)	2,400,000	2,400,000
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.43%, 12/11/40 (e),(f)	1,353,000	1,316,198
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class E, 3.91%, 08/15/26 (b),(e),(f)	1,000,000	1,000,200
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (e),(f),(k)	3,463,000	2,870,134
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.16%, 02/15/31 (b),(e),(f)	405,000	400,788
Commercial Mortgage Trust,
Series 2000-C1, Class G, 6.85%, 08/15/33 (b),(e),(f)	429,422	438,010
Series 2014-CR18, Class XA, 1.30%, 07/15/47 (e),(f),(k)	43,989,386	3,457,566
Series 2014-LC17, Class XA, 1.04%, 10/10/47 (e),(f)	5,275,000	319,665
Series 2014-PAT, Class E, 3.31%, 08/13/27 (b),(e),(f)	4,800,000	4,803,360
Series 2014-UBS4, Class D, 4.84%, 08/10/47 (b),(e),(f)	2,940,000	2,696,568
Series 2014-UBS4, Class XA, 1.29%, 08/10/47 (e),(f),(k)	71,585,000	5,955,872
Series 2014-UBS5, Class XA, 1.11%, 09/10/47 (e),(f)	10,969,268	752,492

See Notes to Consolidated Schedule of Investments.

35

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class H, 5.16%, 05/15/38 (b),(e),(f)	$76,334	$75,952
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (e),(f)	3,200,000	3,212,800
Series 2007-C1, Class AMFL, 0.35%, 02/15/40 (e),(f)	39,000	34,371
Commercial Mortgage Trust,
Series 2005-GG5, Class AJ, 5.24%, 04/10/37 (e),(f),(k)	1,945,000	1,956,865
Series 2007-GG11, Class AJ, 6.05%, 12/10/49 (e),(f)	5,170,000	5,439,874
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class G, 5.16%, 07/10/45 (b),(e),(f)	1,500,000	1,505,550
GS Mortgage Securities Corp. III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (e),(f)	72,000	68,926
HILT Mortgage Trust, Series 2014-ORL, Class E, 2.16%, 07/15/29 (b),(e),(f)	810,000	810,648
Hilton USA Trust, Series 2013-HLF, Class EFL, 3.91%, 11/05/30 (b),(e),(f)	3,380,145	3,380,145
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.31%, 01/12/43 (e),(f)	571,000	561,407
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (e),(f)	3,200,000	3,276,800
Series 2006-LDP8, Class C, 5.55%, 05/15/45 (e),(f)	1,300,000	1,290,250
Series 2013-JWRZ, Class E, 3.90%, 04/15/30 (b),(e),(f)	600,000	600,780
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XA, 1.13%, 08/15/47 (e),(f)	8,426,363	661,470
Series 2014-C22, Class XA, 0.99%, 09/15/47 (e),(f)	8,228,000	559,504
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AJ, 5.48%, 02/15/40 (e)	1,100,000	1,145,540
Series 2007-C7, Class AJ, 6.25%, 09/15/45 (e),(f)	4,900,000	5,204,780
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.29%, 11/12/37 (e),(f)	1,234,000	1,240,047
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class D, 4.90%, 04/15/47 (b),(e),(f),(k)	1,680,000	1,585,584
Series 2014-C17, Class XA, 1.29%, 08/15/47 (e),(f)	15,935,075	1,250,903
Series 2014-C18, Class D, 3.39%, 10/15/47 (b),(e)	2,545,000	2,076,466
Series 2014-C18, Class XA, 1.00%, 10/15/47 (e),(f)	6,265,000	348,334
Series 2014-C19, Class D, 3.25%, 12/15/47 (b),(e),(k)	4,225,000	3,361,832
Series 2014-C19, Class XA, 1.17%, 12/15/47 (e),(f),(k)	21,530,000	1,603,985
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.57%, 11/12/49 (e),(f)	6,000,000	6,135,600
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, 5.66%, 04/15/47 (e),(f)	1,600,000	1,655,840
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.97%, 09/15/57 (e),(f)	5,425,000	358,050

		77,605,236

Total United States		208,658,705

TOTAL MORTGAGE-BACKED SECURITIES (COST $219,479,940)		216,235,772

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.3%
United States — 2.3%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.6%
Federal Home Loan Mortgage Corp.,
Series 4029, Class MI, 4.00%, 04/15/41 (e)	15,241,976	2,722,217
Series 4123, Class IP SEQ, 4.50%, 07/15/42 (e)	5,002,114	1,118,473
Series 4141, Class HI, 3.50%, 10/15/42 (e)	12,463,545	2,088,890
Series 4172, Class PI, 3.00%, 07/15/40 (e)	21,393,398	2,199,241
Series 4194, Class GI, 4.00%, 04/15/43 (e)	13,212,558	2,532,847
Series 4257, Class IK, 4.00%, 12/15/42 (e)	13,798,931	2,883,977
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (e)	12,926,877	2,288,057
Series 2012-148, Class CI, 3.00%, 11/25/42 (e)	18,208,469	2,052,095
Series 2013-54, Class IN, 3.50%, 03/25/43 (e)	14,800,816	2,189,041
Series 2013-83, Class PI, 3.00%, 10/25/41 (e)	9,519,637	990,042

		21,064,880

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.7%
Federal Home Loan Mortgage Corp.,
Series 4094, Class SK, 5.89%, 08/15/42 (e),(f)	1,498,460	342,398
Series 4132, Class ES, 5.99%, 11/15/42 (e),(f)	5,268,026	1,259,058
Federal National Mortgage Association,

See Notes to Consolidated Schedule of Investments.

36

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
Series 2012-111, Class ES, 5.98%, 12/25/41 (e),(f)	$10,040,940		$1,828,455
Series 2013-84, Class PS, 5.98%, 11/25/42 (e),(f)	13,543,095		2,380,876
Series 2014-73, Class AS, 5.88%, 11/25/44 (e),(f)	4,614,610		1,169,804
Government National Mortgage Association,
Series 2009-101, Class SB, 6.28%, 08/20/39 (e),(f)	3,491,567		534,559
Series 2010-61, Class SJ, 5.89%, 05/16/40 (e),(f)	3,512,659		585,209
Series 2011-56, Class SI, 6.48%, 04/20/41 (e),(f)	3,034,781		576,609

			8,676,968

Total United States			29,741,848

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $29,670,464)			29,741,848

Security Description	Shares		Value
EXCHANGE-TRADED FUNDS — 0.2%
Financial Select Sector SPDR Fund	9,685		239,510
iShares China Large-Cap ETF	5,026		209,182
iShares MSCI Japan ETF	49,245		553,514
iShares Russell 2000 ETF	12,829		1,535,246

TOTAL EXCHANGE-TRADED FUND (COST $2,459,404)			2,537,452

Security Description	Contracts		Value
PURCHASED OPTIONS — 0.5%
Exchange-Traded Call Options — 0.3%
Alstom SA Strike Price 27.00 EUR Expires 01/16/15	300		14,339
DAX Index Strike Price 10,200.00 EUR Expires 01/16/15	499		90,874
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	404		884,760
Facebook, Inc. Strike Price 90.00 USD Expires 03/20/15	723		79,530
Facebook, Inc. Strike Price 80.00 USD Expires 01/15/16	139		135,664
Hertz Global Holdings, Inc. Strike Price 29.00 USD Expires 03/20/15	2,265		158,550
Lamar Advertising Co. Strike Price 52.50 USD Expires 01/17/15	56		9,240
Yahoo, Inc. Strike Price 35.00 USD Expires 01/15/16	963		1,690,065

			3,063,022

Exchange-Traded Put Options — 0.1%
Euro Stoxx 50 Index Strike Price 3,150.00 EUR Expires 01/16/15	29		22,529
Euro Stoxx 50 Index Strike Price 3,125.00 EUR Expires 01/16/15	18		11,391
Euro Stoxx 50 Index Strike Price 3,100.00 EUR Expires 02/20/15	10		11,278
FTSE 100 Index Strike Price 6,550.00 GBP Expires 02/20/15	6		14,027
Industrial Select Sector SPDR Strike Price 56.00 USD Expires 01/17/15	196		10,780
iShares Russell 2000 ETF Strike Price 109.00 USD Expires 04/17/15	519		125,079
S&P 500 Index Strike Price 1,825.00 USD Expires 03/20/15	96		155,520
S&P 500 Index Strike Price 1,960.00 USD Expires 01/02/15	410		12,300
S&P 500 Index Strike Price 2,000.00 USD Expires 01/30/15	46		87,400
S&P 500 Index Strike Price 2,070.00 USD Expires 01/02/15	57		87,153
S&P 500 Index Strike Price 1,975.00 USD Expires 03/20/15	116		406,000
Telefonica SA Strike Price 13.00 EUR Expires 01/16/15	527		71,741

			1,015,198

Security Description	Notional Amount		Value
FX OTC Call Options — 0.1%
USD/BRL Currency Strike Price 2.80 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	835,400	USD	67,386
USD/BRL Currency Strike Price 2.60 BRL Expires 12/31/15 Counterparty JPMorgan Chase Bank, N.A.	1,895,400	USD	238,286
USD/CNH Currency Strike Price 6.40 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	7,660,200	USD	83,618

See Notes to Consolidated Schedule of Investments.

37

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Notional Amount		Value
USD/CNH Currency Strike Price 6.40 CNH Expires 11/06/17 Counterparty Morgan Stanley Capital Services LLC	6,010,000	USD	$224,266
USD/CNH Currency Strike Price 6.80 CNH Expires 11/05/15 Counterparty Morgan Stanley Capital Services LLC	12,140,000	USD	60,856
USD/CNH Currency Strike Price 6.90 CNH Expires 11/06/17 Counterparty Morgan Stanley Capital Services LLC	670,000	USD	13,004
USD/CNH Currency Strike Price 6.30 CNH Expires 11/05/15 Counterparty JPMorgan Chase Bank, N.A.	9,340,000	USD	153,571

			840,987

FX OTC Put Options — 0.0%
EUR/CHF Currency Strike Price 1.18 CHF Expires 09/21/15 Counterparty JPMorgan Chase Bank, N.A.	6,859,016	EUR	77,673
EUR/USD Currency Strike Price 1.25 USD Expires 01/05/15 Counterparty JPMorgan Chase Bank, N.A.	2,988,006	EUR	115,330
USD/BRL Currency Strike Price 2.40 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	1,895,400	USD	3,714

			196,717

OTC Call Options — 0.0%
Lamar Advertising Co. Strike Price 52.50 USD Expires 01/16/15 Counterparty Morgan Stanley & Co. International PLC	465	USD	69,311
Mallinckrodt PLC Strike Price 100.00 USD Expires 01/16/15 Counterparty Morgan Stanley & Co. International PLC	1,165	USD	246,493

			315,804

OTC Put Options — 0.0%
Financial Select Sector SPDR Fund Strike Price 21.84 USD Expires 03/18/15 Counterparty Morgan Stanley & Co. LLC	4,134	USD	70,316

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $5,644,845)			5,502,044

TOTAL INVESTMENTS IN SECURITIES— 86.6% (COST $1,120,133,881) (l)			$1,119,697,097

TOTAL SECURITIES SOLD SHORT— (22.2)% (PROCEEDS $297,398,151)			(287,153,352)

Other Assets (m) — 35.6%			460,723,349

Net Assets — 100.0%			$1,293,267,094

* As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost			$1,120,133,881

Gross unrealized appreciation			$36,743,399
Gross unrealized depreciation			(37,180,183)

Net unrealized depreciation			$(436,784)

Security Description	Shares		Value
SECURITIES SOLD SHORT — (22.2)%
COMMON STOCK — (18.4)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	8,500		(45,985)

Total Argentina			(45,985)

See Notes to Consolidated Schedule of Investments.

38

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Belgium — (0.1)%
Consumer Products — (0.1)%
Anheuser-Busch InBev NV ADR	9,400	$(1,055,808)

Software — (0.0)%
Materialise NV ADR	1,400	(13,328)

Total Belgium		(1,069,136)

Bermuda — (0.0)%
Insurance — (0.0)%
Montpelier Re Holdings Ltd.	12,200	(437,004)

Transportation & Logistics — (0.0)%
Golar LNG Ltd.	11,600	(423,052)

Total Bermuda		(860,056)

Brazil — (0.2)%
Banking — (0.0)%
Banco Bradesco SA ADR	3,300	(44,121)
Itau Unibanco Holding SA ADR	5,400	(70,254)

		(114,375)

Chemicals — (0.0)%
Braskem SA ADR	2,300	(29,693)

Consumer Products — (0.0)%
AMBEV SA ADR	46,800	(291,096)
BRF SA ADR	400	(9,340)

		(300,436)

Iron & Steel — (0.0)%
Cia Siderurgica Nacional SA ADR	77,300	(160,784)
Vale SA ADR	17,800	(145,604)

		(306,388)

Oil, Gas & Coal — (0.2)%
Cosan Ltd. A Shares	2,800	(21,700)
Petroleo Brasileiro SA ADR	237,500	(1,733,750)
Ultrapar Participacoes SA ADR	200	(3,814)

		(1,759,264)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	12,500	(71,875)

Telecommunications — (0.0)%
Oi SA ADR	18,170	(57,962)
Telefonica Brasil SA ADR	1,300	(22,984)

		(80,946)

Utilities — (0.0)%
Cia Paranaense de Energia ADR	2,000	(26,340)

Total Brazil		(2,689,317)

Canada — (0.4)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	1,100	(62,205)

Automotive — (0.0)%
Westport Innovations, Inc.	7,800	(29,172)

Banking — (0.2)%
Bank of Montreal	11,800	(834,614)
Bank of Nova Scotia	3,100	(176,948)
Canadian Imperial Bank of Commerce	4,800	(412,560)

See Notes to Consolidated Schedule of Investments.

39

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Royal Bank of Canada	200	$(13,814)
Toronto-Dominion Bank	12,800	(611,584)

		(2,049,520)

Biotechnology & Pharmaceuticals — (0.0)%
Oncolytics Biotech, Inc.	300	(159)
Tekmira Pharmaceuticals Corp.	500	(7,575)

		(7,734)

Hardware — (0.0)%
Blackberry Ltd.	34,100	(374,418)
DragonWave, Inc.	100	(96)

		(374,514)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	1,200	(32,268)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	176,400	(546,840)

Media — (0.0)%
Shaw Communications, Inc. Class B	2,900	(78,271)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd.	300	(7,467)
AuRico Gold, Inc.	23,800	(78,064)
Barrick Gold Corp.	8,600	(92,450)
Endeavour Silver Corp.	11,600	(25,056)
First Majestic Silver Corp.	900	(4,518)
New Gold, Inc.	400	(1,720)
North American Palladium Ltd.	26,900	(3,612)
NOVAGOLD Resources, Inc.	21,700	(64,015)
Pan American Silver Corp.	5,300	(48,760)
Primero Mining Corp.	2,883	(11,071)
Rubicon Minerals Corp.	100	(97)
Sandstorm Gold Ltd.	400	(1,360)
Seabridge Gold, Inc.	27,200	(205,360)
Silver Standard Resources, Inc.	1,200	(6,006)
Silver Wheaton Corp.	2,200	(44,726)
Tanzanian Royalty Exploration Corp.	1,700	(1,103)

		(595,385)

Oil, Gas & Coal — (0.0)%
Baytex Energy Corp.	100	(1,661)
Enbridge, Inc.	2,300	(118,243)
Pengrowth Energy Corp.	3,800	(11,818)
Penn West Petroleum Ltd.	14,800	(30,784)
Talisman Energy, Inc.	600	(4,698)

		(167,204)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	5,100	(255,663)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	11,000	(21,780)

Software — (0.0)%
Open Text Corp.	1,800	(104,868)

Technology Services — (0.0)%
CGI Group, Inc. Class A	700	(26,712)

Telecommunications — (0.1)%
BCE, Inc.	16,200	(742,932)

See Notes to Consolidated Schedule of Investments.

40

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Rogers Communications, Inc. Class B	2,900	$(112,694)
TELUS Corp.	200	(7,208)

		(862,834)

Transportation & Logistics — (0.0)%
Canadian National Railway Co.	2,400	(165,384)

Total Canada		(5,380,354)

Chile — (0.0)%
Banking — (0.0)%
Banco Santander Chile ADR	200	(3,944)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	41,562	(497,913)

Retail – Consumer Staples — (0.0)%
Cencosud SA ADR	500	(3,845)

Total Chile		(505,702)

China — (0.4)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	5,500	(77,055)

Consumer Services — (0.0)%
Tarena International, Inc. ADR	500	(5,550)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	1,900	(32,965)
China Lodging Group Ltd. ADR	200	(5,256)

		(38,221)

Media — (0.3)%
58.com, Inc. ADR	1,200	(49,860)
iDreamsky Technology Ltd. ADR	100	(1,708)
Leju Holdings Ltd. ADR	1,300	(13,988)
Qihoo 360 Technology Co. Ltd. ADR	1,200	(68,712)
Qunar Cayman Islands Ltd. ADR	2,600	(73,918)
Renren, Inc. ADR	100	(251)
SINA Corp.	11,100	(415,251)
Weibo Corp. ADR	4,100	(58,384)
Xunlei Ltd. ADR	700	(5,110)
Youku Tudou, Inc. ADR	148,500	(2,644,785)

		(3,331,967)

Oil, Gas & Coal — (0.1)%
China Petroleum & Chemical Corp. ADR	300	(24,303)
CNOOC Ltd. ADR	1,600	(216,704)
PetroChina Co. Ltd. ADR	3,700	(410,552)
Yanzhou Coal Mining Co. Ltd. ADR	2,000	(16,860)

		(668,419)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	7,400	(145,854)
ReneSola Ltd. ADR	20,800	(29,328)
Yingli Green Energy Holding Co. Ltd. ADR	25,900	(60,865)

		(236,047)

Retail Discretionary — (0.0)%
Alibaba Group Holding Ltd. ADR	200	(20,788)
E-Commerce China Dangdang, Inc. A Shares ADR	10,000	(92,900)

See Notes to Consolidated Schedule of Investments.

41

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
JD.com, Inc. ADR	14,800	$(342,472)
LightInTheBox Holding Co. Ltd. ADR	800	(5,024)

		(461,184)

Software — (0.0)%
NQ Mobile, Inc. ADR	10,000	(39,100)

Telecommunications — (0.0)%
China Mobile Ltd. ADR	600	(35,292)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	500	(27,085)

Total China		(4,919,920)

Colombia — (0.1)%
Banking — (0.1)%
Bancolombia SA ADR	11,800	(564,984)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	5,200	(60,996)

Total Colombia		(625,980)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	8,200	(76,096)

Total Cyprus		(76,096)

Denmark — (0.2)%
Biotechnology & Pharmaceutical — (0.2)%
Novo Nordisk A/S B Shares	45,900	(1,941,559)

Total Denmark		(1,941,559)

Germany — (0.1)%
Banking — (0.1)%
Deutsche Bank AG	23,600	(708,472)

Software — (0.0)%
SAP SE ADR	8,600	(598,990)

Total Germany		(1,307,462)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	3,400	(6,086)

Oil, Gas & Coal — (0.0)%
DryShips, Inc.	3,300	(3,498)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	1,100	(2,068)
Star Bulk Carriers Corp.	200	(1,312)

		(3,380)

Total Greece		(12,964)

India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR	2,400	(121,800)

Technology Services — (0.0)%
Wipro Ltd. ADR	1,900	(21,508)

Total India		(143,308)

See Notes to Consolidated Schedule of Investments.

42

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Ireland — (0.0)%
Banking — (0.0)%
Bank of Ireland ADR	900	$(13,698)

Biotechnology & Pharmaceutical — (0.0)%
Amarin Corp. PLC ADR	138,100	(135,297)

Specialty Finance — (0.0)%
Fly Leasing Ltd. ADR	500	(6,575)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	1,000	(11,970)

Total Ireland		(167,540)

Israel — (0.0)%
Consumer Products — (0.0)%
SodaStream International Ltd.	900	(18,108)

Electrical Equipment — (0.0)%
Camtek Ltd.	100	(301)

Media — (0.0)%
Wix.com Ltd.	800	(16,800)

Semiconductors — (0.0)%
On Track Innovations Ltd.	100	(165)

Total Israel		(35,374)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	1,900	(238,412)

Hardware — (0.0)%
Canon, Inc. ADR	300	(9,498)

Total Japan		(247,910)

Monaco — (0.1)%
Transportation & Logistics — (0.1)%
GasLog Ltd.	13,100	(266,585)
Scorpio Tankers, Inc.	37,000	(321,530)

Total Monaco		(588,115)

Netherlands — (0.0)%
Banking — (0.0)%
ING Groep NV ADR	10,100	(130,997)

Biotechnology & Pharmaceutical — (0.0)%
Prosensa Holding NV	200	(3,750)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	49,100	(204,993)

Total Netherlands		(339,740)

Norway — (0.0)%
Transportation & Logistics — (0.0)%
Frontline Ltd.	3,700	(9,287)

Total Norway		(9,287)

Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	1,300	(39,130)

Total Panama		(39,130)

See Notes to Consolidated Schedule of Investments.

43

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Peru — (0.1)%
Banking — (0.1)%
Credicorp Ltd.	3,700	$(592,666)

Total Peru		(592,666)

Philippines — (0.0)%
Telecommunications — (0.0)%
Philippine Long Distance Telephone Co. ADR	300	(18,987)

Total Philippines		(18,987)

Puerto Rico — (0.0)%
Banking — (0.0)%
Doral Financial Corp.	100	(395)

Total Puerto Rico		(395)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	100	(3,262)

Total Republic of Korea		(3,262)

Spain — (0.0)%
Banking — (0.0)%
Banco Santander SA ADR	1	(8)

Total Spain		(8)

Sweden — (0.0)%
Automotive — (0.0)%
Autoliv, Inc.	4,100	(435,092)

Hardware — (0.0)%
Telefonaktiebolaget LM Ericsson ADR	3,400	(41,140)

Total Sweden		(476,232)

Switzerland — (0.1)%
Chemicals — (0.0)%
Syngenta AG ADR	400	(25,696)

Institutional Financial Service — (0.1)%
Credit Suisse Group AG ADR	21,100	(529,188)

Semiconductors — (0.0)%
STMicroelectronics NV	200	(1,494)

Total Switzerland		(556,378)

Taiwan — (0.0)%
Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	200	(5,886)

Total Taiwan		(5,886)

Turkey — (0.0)%
Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS ADR	900	(13,608)

Total Turkey		(13,608)

United Kingdom — (0.1)%
Banking — (0.0)%
Barclays PLC ADR	9,228	(138,512)
Lloyds Banking Group plc ADR	1,000	(4,640)
Royal Bank of Scotland Group PLC ADR	1,700	(20,587)

		(163,739)

See Notes to Consolidated Schedule of Investments.

44

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Consumer Products — (0.1)%
Diageo PLC ADR	8,600	$(981,174)
Unilever NV	3,223	(125,826)

		(1,107,000)

Insurance — (0.0)%
Prudential PLC ADR	252	(11,635)

Machinery — (0.0)%
CNH Industrial NV	35	(282)

Media — (0.0)%
WPP PLC ADR	200	(20,820)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	900	(41,670)

Total United Kingdom		(1,345,146)

United States — (16.5)%
Aerospace & Defense — (0.3)%
B/E Aerospace, Inc.	100	(5,802)
GenCorp, Inc.	6,500	(118,950)
Smith & Wesson Holding Corp.	1,200	(11,364)
Sturm Ruger & Co., Inc.	1,700	(58,871)
Taser International, Inc.	7,800	(206,544)
United Technologies Corp.	26,800	(3,082,000)

		(3,483,531)

Apparel & Textile Products — (0.1)%
Hanesbrands, Inc.	8,000	(892,960)
Iconix Brand Group, Inc.	25,000	(844,750)
Quiksilver, Inc.	4,200	(9,282)
Steven Madden Ltd.	100	(3,183)
Wolverine World Wide, Inc.	1,500	(44,205)

		(1,794,380)

Asset Management — (0.6)%
Acacia Research Corp.	2,900	(49,126)
Artisan Partners Asset Management, Inc. Class A	17,000	(859,010)
Cohen & Steers, Inc.	800	(33,664)
Eaton Vance Corp.	100	(4,093)
Home Loan Servicing Solutions Ltd.	38,500	(751,520)
Janus Capital Group, Inc.	186,300	(3,005,019)
Leucadia National Corp.	112,500	(2,522,250)
Medley Capital Corp.	13,700	(126,588)
T Rowe Price Group, Inc.	400	(34,344)

		(7,385,614)

Automotive — (0.1)%
Dorman Products, Inc.	200	(9,654)
Federal-Mogul Holdings Corp.	1,300	(20,917)
Ford Motor Co.	85,300	(1,322,150)
Gentherm, Inc.	400	(14,648)
Quantum Fuel Systems Technologies Worldwide, Inc.	12,600	(26,334)

		(1,393,703)

Banking — (0.5)%
Banc of California, Inc.	3,500	(40,145)
Bank of America Corp.	165,700	(2,964,373)
Citigroup, Inc.	39,600	(2,142,756)
ConnectOne Bancorp, Inc.	23	(437)
Heritage Financial Corp.	9	(158)
MB Financial, Inc.	22	(723)

See Notes to Consolidated Schedule of Investments.

45

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
PacWest Bancorp	10,157	$(461,737)
PNC Financial Services Group, Inc.	2,300	(209,829)
Synovus Financial Corp.	5,100	(138,159)
Umpqua Holdings Corp.	11,765	(200,122)
United Bankshares, Inc.	1,546	(57,898)

		(6,216,337)

Biotechnology & Pharmaceuticals — (2.5)%
ACADIA Pharmaceuticals, Inc.	35,300	(1,120,775)
AcelRx Pharmaceuticals, Inc.	1,700	(11,441)
Achillion Pharmaceuticals, Inc.	9,900	(121,275)
Actavis PLC	3,000	(772,230)
Aegerion Pharmaceuticals, Inc.	19,500	(408,330)
Aerie Pharmaceuticals, Inc.	600	(17,514)
Agenus, Inc.	500	(1,985)
Akorn, Inc.	4,300	(155,660)
Albany Molecular Research, Inc.	800	(13,024)
Alder Biopharmaceuticals, Inc.	200	(5,818)
Amgen, Inc.	6,300	(1,003,527)
Ampio Pharmaceuticals, Inc.	25,400	(87,122)
Antares Pharma, Inc.	2,200	(5,654)
Apricus Biosciences, Inc.	100	(100)
Aratana Therapeutics, Inc.	200	(3,564)
Arena Pharmaceuticals, Inc.	37,800	(131,166)
ARIAD Pharmaceuticals, Inc.	1,900	(13,053)
Arrowhead Research Corp.	6,400	(47,232)
Assembly Biosciences, Inc.	200	(1,572)
Avanir Pharmaceuticals, Inc.	200	(3,390)
BioMarin Pharmaceutical, Inc.	19,800	(1,789,920)
BioTime, Inc.	100	(373)
Bristol-Myers Squibb Co.	19,900	(1,174,697)
Catalyst Pharmaceutical Partners, Inc.	1,700	(5,049)
Cel-Sci Corp.	100	(58)
Celgene Corp.	11,200	(1,252,832)
Celldex Therapeutics, Inc.	10,600	(193,450)
Celsion Corp.	3,700	(8,621)
Clovis Oncology, Inc.	3,900	(218,400)
CombiMatrix Corp.	300	(387)
Coronado Biosciences, Inc.	5,500	(13,420)
CTI BioPharma Corp.	15,500	(36,580)
Cubist Pharmaceuticals, Inc.	7,600	(764,940)
CytRx Corp.	46,200	(126,588)
DARA BioSciences, Inc.	300	(264)
Discovery Laboratories, Inc.	900	(1,044)
Dynavax Technologies Corp.	110	(1,854)
Eli Lilly & Co.	43,700	(3,014,863)
Enanta Pharmaceuticals, Inc.	1,700	(86,445)
Endo International PLC	21,900	(1,579,428)
Endocyte, Inc.	13,800	(86,802)
Exelixis, Inc.	19,200	(27,648)
Galectin Therapeutics, Inc.	900	(3,123)
Galena Biopharma, Inc.	41,800	(63,118)
Halozyme Therapeutics, Inc.	19,400	(187,210)
Horizon Pharma plc	200	(2,578)
Idera Pharmaceuticals, Inc.	8,900	(39,249)
IGI Laboratories, Inc.	900	(7,920)
ImmunoGen, Inc.	2,000	(12,200)
Incyte Corp.	45,500	(3,326,505)
Inovio Pharmaceuticals, Inc.	20,000	(183,600)
Insmed, Inc.	1,000	(15,470)
Intercept Pharmaceuticals, Inc.	4,400	(686,400)
Intrexon Corp.	3,100	(85,343)

See Notes to Consolidated Schedule of Investments.

46

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Ironwood Pharmaceuticals, Inc.	17,900	$(274,228)
Isis Pharmaceuticals, Inc.	16,300	(1,006,362)
Johnson & Johnson	23,900	(2,499,223)
Karyopharm Therapeutics, Inc.	1,200	(44,916)
Keryx Biopharmaceuticals, Inc.	71,000	(1,004,650)
Kite Pharma, Inc.	600	(34,602)
La Jolla Pharmaceutical Co.	200	(3,690)
MannKind Corp.	18,200	(94,913)
Mast Therapeutics, Inc.	2,700	(1,512)
Merck & Co., Inc.	35,800	(2,033,082)
NanoViricides, Inc.	400	(1,088)
Neuralstem, Inc.	5,300	(14,416)
Northwest Biotherapeutics, Inc.	600	(3,210)
Opexa Therapeutics, Inc.	400	(288)
Orexigen Therapeutics, Inc.	42,900	(259,974)
Organovo Holdings, Inc.	16,100	(116,725)
OXiGENE, Inc.	9,200	(14,812)
Pacira Pharmaceuticals, Inc.	100	(8,866)
Peregrine Pharmaceuticals, Inc.	10,400	(14,456)
Pernix Therapeutics Holdings, Inc.	100	(939)
Perrigo Co. PLC	23,556	(3,937,621)
Prestige Brands Holdings, Inc.	2,300	(79,856)
Raptor Pharmaceutical Corp.	4,200	(44,184)
Repros Therapeutics, Inc.	8,100	(80,757)
Rexahn Pharmaceuticals, Inc.	17,700	(12,390)
Rock Creek Pharmaceuticals, Inc.	1,000	(182)
Salix Pharmaceuticals Ltd.	2,600	(298,844)
Sarepta Therapeutics, Inc.	25,500	(368,985)
Spectrum Pharmaceuticals, Inc.	600	(4,158)
StemCells, Inc.	3,400	(3,193)
Synergy Pharmaceuticals, Inc.	47,800	(145,790)
Synta Pharmaceuticals Corp.	16,700	(44,255)
Synthetic Biologics, Inc.	400	(584)
Tenax Therapeutics, Inc.	2,400	(9,216)
TG Therapeutics, Inc.	200	(3,168)
TherapeuticsMD, Inc.	13,700	(60,965)
Theravance, Inc.	12,500	(176,875)
Threshold Pharmaceuticals, Inc.	700	(2,226)
Vanda Pharmaceuticals, Inc.	14,300	(204,776)
Venaxis, Inc.	100	(177)
VIVUS, Inc.	24,300	(69,984)
Zogenix, Inc.	1,000	(1,370)
ZS Pharma, Inc.	100	(4,157)

		(31,906,476)

Chemicals — (0.2)%
American Vanguard Corp.	100	(1,162)
EI du Pont de Nemours & Co.	39,300	(2,905,842)
LSB Industries, Inc.	200	(6,288)
Olin Corp.	1,400	(31,878)
Rentech, Inc.	5,800	(7,308)
Trinseo SA	1,800	(31,410)
Tronox Ltd. Class A	3,800	(90,744)
Valhi, Inc.	800	(5,128)

		(3,079,760)

Commercial Services — (0.1)%
Brady Corp. Class A	100	(2,734)
Care.com, Inc.	1,400	(11,592)
Healthcare Services Group, Inc.	1,800	(55,674)
HMS Holdings Corp.	60,000	(1,268,400)
InterCloud Systems, Inc.	11,900	(34,748)

See Notes to Consolidated Schedule of Investments.

47

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Odyssey Marine Exploration, Inc.	600	$(558)
On Assignment, Inc.	400	(13,276)

		(1,386,982)

Construction Materials — (0.1)%
Louisiana-Pacific Corp.	9,900	(163,944)
Martin Marietta Materials, Inc.	6,130	(676,262)
USG Corp.	6,300	(176,337)

		(1,016,543)

Consumer Products — (0.4)%
22nd Century Group, Inc.	2,000	(3,300)
B&G Foods, Inc.	100	(2,990)
Church & Dwight Co., Inc.	200	(15,762)
Clearwater Paper Corp.	2,300	(157,665)
Darling Ingredients, Inc.	2,000	(36,320)
Diamond Foods, Inc.	1,200	(33,876)
Flowers Foods, Inc.	2,500	(47,975)
Harbinger Group, Inc.	100	(1,416)
Hormel Foods Corp.	3,400	(177,140)
Ingredion, Inc.	3,100	(263,004)
JM Smucker Co.	2,000	(201,960)
Kellogg Co.	22,500	(1,472,400)
Keurig Green Mountain, Inc.	12,800	(1,694,656)
Kraft Foods Group, Inc.	8,800	(551,408)
McCormick & Co., Inc.	500	(37,150)
Molson Coors Brewing Co. Class B	1,100	(81,972)
Post Holdings, Inc.	10,200	(427,278)
Senomyx, Inc.	1,600	(9,616)
Snyder’s-Lance, Inc.	1,600	(48,880)
TreeHouse Foods, Inc.	1,100	(94,083)
WhiteWave Foods Co.	2,600	(90,974)

		(5,449,825)

Consumer Services — (0.0)%
Lincoln Educational Services Corp.	700	(1,974)
Weight Watchers International, Inc.	7,000	(173,880)

		(175,854)

Containers & Packaging — (0.0)%
ZAGG, Inc.	200	(1,358)

Distributors—Consumer Staples — (0.0)%
Sysco Corp.	100	(3,969)

Distributors—Discretionary — (0.2)%
Fastenal Co.	44,300	(2,106,908)
Genuine Parts Co.	1,400	(149,198)
LKQ Corp.	2,600	(73,112)
Tech Data Corp.	100	(6,323)

		(2,335,541)

Electrical Equipment — (0.0)%
Capstone Turbine Corp.	49,800	(36,817)
Cognex Corp.	2,700	(111,591)
Generac Holdings, Inc.	2,200	(102,872)
General Cable Corp.	1,500	(22,350)
Revolution Lighting Technologies, Inc.	3,600	(4,860)

		(278,490)

See Notes to Consolidated Schedule of Investments.

48

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Engineering & Construction Services — (0.0)%
Kratos Defense & Security Solutions, Inc.	3,800	$(19,076)

Gaming, Lodging & Restaurants — (0.4)%
Boyd Gaming Corp.	45,700	(584,046)
Caesars Entertainment Corp.	13,000	(203,970)
McDonald’s Corp.	32,200	(3,017,140)
Pinnacle Entertainment, Inc.	22,400	(498,400)
Scientific Games Corp. Class A	18,900	(240,597)
Sonic Corp.	30,300	(825,069)
Zoe’s Kitchen, Inc.	100	(2,991)

		(5,372,213)

Hardware — (0.4)%
3D Systems Corp.	19,500	(640,965)
Aerohive Networks, Inc.	3,300	(15,840)
Alliance Fiber Optic Products, Inc.	2,000	(29,020)
Ciena Corp.	27,800	(539,598)
Diebold, Inc.	19,700	(682,408)
Digital Ally, Inc.	100	(1,532)
Emulex Corp.	600	(3,402)
ExOne Co.	8,600	(144,480)
Extreme Networks, Inc.	2,800	(9,884)
Garmin Ltd.	6,400	(338,112)
Gigamon, Inc.	7,600	(134,748)
InterDigital, Inc.	1,900	(100,510)
Ixia	500	(5,625)
MicroVision, Inc.	7,000	(12,180)
Mitel Networks Corp.	400	(4,276)
Neonode, Inc.	6,700	(22,646)
Nimble Storage, Inc.	1,200	(33,000)
Procera Networks, Inc.	2,800	(20,132)
Riverbed Technology, Inc.	41,465	(846,301)
Ruckus Wireless, Inc.	5,400	(64,908)
Silicon Graphics International Corp.	300	(3,414)
Stratasys Ltd.	16,400	(1,363,004)
Synaptics, Inc.	300	(20,652)
Turtle Beach Corp.	2,000	(6,380)
Ubiquiti Networks, Inc.	11,400	(337,896)
Uni-Pixel, Inc.	3,900	(22,191)
Violin Memory, Inc.	6,900	(33,051)
Vocera Communications, Inc.	500	(5,210)
Zhone Technologies, Inc.	3,800	(6,726)

		(5,448,091)

Health Care Facilities/Services — (0.8)%
Acadia Healthcare Co., Inc.	3,200	(195,872)
Adeptus Health, Inc. Class A	400	(14,960)
AmerisourceBergen Corp.	28,300	(2,551,528)
BioScrip, Inc.	30,400	(212,496)
Catamaran Corp.	2,000	(103,500)
Community Health Systems, Inc.	7,100	(382,832)
Kindred Healthcare, Inc.	7,600	(138,168)
NeoStem, Inc.	14,600	(55,042)
PAREXEL International Corp.	1,400	(77,784)
Quest Diagnostics, Inc.	46,500	(3,118,290)
Tenet Healthcare Corp.	4,900	(248,283)
UnitedHealth Group, Inc.	30,700	(3,103,463)

		(10,202,218)

Home & Office Products — (0.2)%
Beazer Homes USA, Inc.	600	(11,616)

See Notes to Consolidated Schedule of Investments.

49

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Green Brick Partners, Inc.	3,300	$(27,060)
Hovnanian Enterprises, Inc. Class A	85,300	(352,289)
KB Home	21,800	(360,790)
Leggett & Platt, Inc.	3,300	(140,613)
Masonite International Corp.	9,500	(583,870)
MDC Holdings, Inc.	14,400	(381,168)
Meritage Homes Corp.	1,100	(39,589)
Ryland Group, Inc.	2,100	(80,976)
Standard Pacific Corp.	100	(729)
Taylor Morrison Home Corp. Class A	2,500	(47,225)
TRI Pointe Homes, Inc.	64,400	(982,100)
William Lyon Homes Class A	2,900	(58,783)

		(3,066,808)

Industrial Services — (0.0)%
Applied Industrial Technologies, Inc.	100	(4,559)
MSC Industrial Direct Co., Inc. Class A	1,300	(105,625)
TAL International Group, Inc.	1,100	(47,927)
Titan Machinery, Inc.	1,500	(20,910)
WW Grainger, Inc.	400	(101,956)

		(280,977)

Institutional Financial Service — (0.3)%
CBOE Holdings, Inc.	1,700	(107,814)
FXCM, Inc. Class A	12,500	(207,125)
Goldman Sachs Group, Inc.	16,200	(3,140,046)
Intercontinental Exchange, Inc.	31	(6,798)
Morgan Stanley	5,500	(213,400)
Raymond James Financial, Inc.	700	(40,103)
RCS Capital Corp. Class A	3,800	(46,512)

		(3,761,798)

Insurance — (0.3)%
ACE Ltd.	200	(22,976)
American International Group, Inc.	300	(16,803)
Berkshire Hathaway, Inc. Class B	20,000	(3,003,000)
CNO Financial Group, Inc.	200	(3,444)
HCC Insurance Holdings, Inc.	500	(26,760)
HCI Group, Inc.	900	(38,916)
Markel Corp.	300	(204,852)
MBIA, Inc.	4,800	(45,792)
Radian Group, Inc.	800	(13,376)
Torchmark Corp.	49	(2,654)
Travelers Cos., Inc.	5,000	(529,250)

		(3,907,823)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	75,500	(448,470)
AM Castle & Co.	500	(3,990)
Cliffs Natural Resources, Inc.	35,400	(252,756)

		(705,216)

Leisure Products — (0.1)%
Callaway Golf Co.	300	(2,310)
Hasbro, Inc.	14,200	(780,858)
Winnebago Industries, Inc.	500	(10,880)

		(794,048)

Machinery — (0.1)%
Adept Technology, Inc.	2,000	(17,360)
Arotech Corp.	800	(1,856)

See Notes to Consolidated Schedule of Investments.

50

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Briggs & Stratton Corp.	6,300	$(128,646)
Colfax Corp.	3,500	(180,495)
Deere & Co.	12,700	(1,123,569)
Graco, Inc.	300	(24,054)
Nordson Corp.	800	(62,368)
Power Solutions International, Inc.	400	(20,644)

		(1,558,992)

Manufactured Goods — (0.0)%
EnPro Industries, Inc.	1,900	(119,244)
Global Brass & Copper Holdings, Inc.	1,200	(15,792)
Proto Labs, Inc.	1,900	(127,604)

		(262,640)

Media — (1.0)%
Angie’s List, Inc.	12,700	(79,121)
Borderfree, Inc.	200	(1,792)
Brightcove, Inc.	2,000	(15,560)
CBS Corp. Class B	100	(5,534)
Coupons.com, Inc.	1,700	(30,175)
Covisint Corp.	1,522	(4,033)
Cumulus Media, Inc. Class A	76,900	(325,287)
Demand Media, Inc.	660	(4,039)
Dex Media, Inc.	2,100	(18,837)
DreamWorks Animation SKG, Inc. Class A	5,800	(129,514)
Everyday Health, Inc.	500	(7,375)
Groupon, Inc.	58,000	(479,080)
Liberty Media Corp.	33	(1,164)
Lions Gate Entertainment Corp.	5,200	(166,504)
LiveDeal, Inc.	1,000	(3,140)
Marin Software, Inc.	2,400	(20,304)
MeetMe, Inc.	4,700	(7,191)
Millennial Media, Inc.	50,500	(80,800)
Pandora Media, Inc.	114,000	(2,032,620)
RealD, Inc.	400	(4,720)
Rocket Fuel, Inc.	4,400	(70,928)
Rubicon Project, Inc.	100	(1,614)
Shutterfly, Inc.	2,700	(112,576)
Sirius XM Holdings, Inc.	200	(700)
Tremor Video, Inc.	100	(287)
Twenty-First Century Fox, Inc. Class A	17,300	(664,407)
Twitter, Inc.	51,700	(1,854,479)
WebMD Health Corp.	200	(7,910)
World Wrestling Entertainment, Inc. Class A	9,500	(117,230)
Yahoo!, Inc.	77,049	(3,891,745)
Yelp, Inc.	43,200	(2,364,336)
YOU On Demand Holdings, Inc.	200	(412)

		(12,503,414)

Medical Equipment/Devices — (2.2)%
Abaxis, Inc.	11,800	(670,594)
Abbott Laboratories	36,400	(1,638,728)
Alere, Inc.	200	(7,600)
Baxter International, Inc.	13,900	(1,018,731)
Becton Dickinson and Co.	14,700	(2,045,652)
Biolase, Inc.	3,646	(9,589)
BioTelemetry, Inc.	3,600	(36,108)
Cardiovascular Systems, Inc.	100	(3,008)
Cerus Corp.	12,700	(79,248)
Cooper Cos., Inc.	13,400	(2,172,006)
Cytori Therapeutics, Inc.	400	(196)
DENTSPLY International, Inc.	53,000	(2,823,310)

See Notes to Consolidated Schedule of Investments.

51

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Edwards Lifesciences Corp.	9,800	$(1,248,324)
Endologix, Inc.	2,500	(38,225)
EnteroMedics, Inc.	1,800	(2,556)
Exact Sciences Corp.	100	(2,744)
Fluidigm Corp.	200	(6,746)
Foundation Medicine, Inc.	100	(2,222)
ImmunoCellular Therapeutics Ltd.	7,700	(5,621)
Insulet Corp.	12,400	(571,144)
IsoRay, Inc.	12,400	(18,104)
K2M Group Holdings, Inc.	700	(14,609)
Medtronic, Inc.	73,181	(5,283,668)
Navidea Biopharmaceuticals, Inc.	11,500	(21,735)
OPKO Health, Inc.	43,700	(436,563)
QIAGEN NV	26,903	(631,144)
Rockwell Medical, Inc.	14,200	(145,976)
Sequenom, Inc.	4,700	(17,390)
Sirona Dental Systems, Inc.	19,800	(1,729,926)
Spectranetics Corp.	4,200	(145,236)
St Jude Medical, Inc.	23,000	(1,495,690)
Stereotaxis, Inc.	1,400	(2,072)
Sunshine Heart, Inc.	200	(848)
TearLab Corp.	6,800	(18,020)
Thoratec Corp.	900	(29,214)
Unilife Corp.	8,000	(26,800)
Varian Medical Systems, Inc.	47,300	(4,091,923)
Volcano Corp.	2,200	(39,336)
Waters Corp.	19,300	(2,175,496)

		(28,706,102)

Metals & Mining — (0.1)%
Allied Nevada Gold Corp.	103,400	(89,958)
Gold Resource Corp.	3,200	(10,816)
Golden Star Resources Ltd.	13,500	(2,835)
Hecla Mining Co.	50,800	(141,732)
McEwen Mining, Inc.	7,800	(8,658)
Midway Gold Corp.	3,700	(2,738)
Molycorp, Inc.	89,900	(79,166)
Noranda Aluminum Holding Corp.	2,100	(7,392)
Paramount Gold and Silver Corp.	6,700	(6,834)
Southern Copper Corp.	6,800	(191,760)
Thompson Creek Metals Co., Inc.	26,200	(43,754)
Uranerz Energy Corp.	2,200	(2,464)
Uranium Energy Corp.	19,500	(34,125)
Uranium Resources, Inc.	100	(186)
US Silica Holdings, Inc.	7,100	(182,399)

		(804,817)

Oil, Gas & Coal — (1.3)%
Abraxas Petroleum Corp.	800	(2,352)
Alon USA Energy, Inc.	30,900	(391,503)
Alpha Natural Resources, Inc.	133,100	(222,277)
Arch Coal, Inc.	200,100	(356,178)
Basic Energy Services, Inc.	2,200	(15,422)
Bill Barrett Corp.	400	(4,556)
Bonanza Creek Energy, Inc.	5,900	(141,600)
Callon Petroleum Co.	100	(545)
Clean Energy Fuels Corp.	9,000	(44,955)
Cobalt International Energy, Inc.	141,400	(1,257,046)
Comstock Resources, Inc.	32,600	(222,006)
Diamondback Energy, Inc.	700	(41,846)
Eclipse Resources Corp.	10,300	(72,409)
Emerald Oil, Inc.	65,300	(78,360)

See Notes to Consolidated Schedule of Investments.

52

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Enbridge Energy Management LLC	1	$(39)
Energy XXI Ltd.	115,089	(375,190)
EXCO Resources, Inc.	177,100	(384,307)
Exterran Holdings, Inc.	2,700	(87,966)
Flotek Industries, Inc.	4,300	(80,539)
FMSA Holdings, Inc.	200	(1,384)
FX Energy, Inc.	5,300	(8,215)
Gastar Exploration, Inc.	800	(1,928)
Goodrich Petroleum Corp.	7,900	(35,076)
Gulfport Energy Corp.	100	(4,174)
Halcon Resources Corp.	25,000	(44,500)
Halliburton Co.	181,132	(7,123,922)
Harvest Natural Resources, Inc.	300	(543)
Hercules Offshore, Inc.	33,900	(33,900)
ION Geophysical Corp.	13,000	(35,750)
Jones Energy, Inc.	200	(2,282)
Kinder Morgan, Inc.	44,684	(1,890,580)
Kosmos Energy Ltd.	5,700	(47,823)
Laredo Petroleum, Inc.	200	(2,070)
LinnCo LLC	6,601	(68,452)
Magnum Hunter Resources Corp.	86,566	(271,817)
Matador Resources Co.	300	(6,069)
Midstates Petroleum Co., Inc.	26,200	(39,562)
Miller Energy Resources, Inc.	2,600	(3,250)
Nuverra Environmental Solutions, Inc.	9,570	(53,114)
Oasis Petroleum, Inc.	200	(3,308)
Pacific Drilling SA	5,800	(26,912)
Parsley Energy, Inc. Class A	200	(3,192)
PBF Energy, Inc. Class A	28,500	(759,240)
Peabody Energy Corp.	111,000	(859,140)
PetroQuest Energy, Inc.	1,000	(3,740)
Pioneer Energy Services Corp.	300	(1,662)
Quicksilver Resources, Inc.	86,600	(17,164)
Resolute Energy Corp.	4,800	(6,336)
Rex Energy Corp.	2,300	(11,730)
Rice Energy, Inc.	3,600	(75,492)
Rosetta Resources, Inc.	7,400	(165,094)
Sanchez Energy Corp.	22,500	(209,025)
SandRidge Energy, Inc.	45,100	(82,082)
SemGroup Corp. Class A	800	(54,712)
Swift Energy Co.	300	(1,215)
Synergy Resources Corp.	11,000	(137,940)
Transocean Ltd.	100	(1,833)
Triangle Petroleum Corp.	9,900	(47,322)
Ultra Petroleum Corp.	20,300	(267,148)
VAALCO Energy, Inc.	100	(456)
W&T Offshore, Inc.	13,600	(99,824)
Walter Energy, Inc.	91,200	(125,856)
Western Refining, Inc.	700	(26,446)
ZaZa Energy Corp.	20	(50)

		(16,440,426)

Real Estate — (0.8)%
American Campus Communities, Inc.	2,900	(119,944)
American Realty Capital Properties, Inc.	213,760	(1,934,528)
AvalonBay Communities, Inc.	100	(16,339)
BioMed Realty Trust, Inc.	1,700	(36,618)
Brookdale Senior Living, Inc.	19,706	(722,619)
Camden Property Trust	36,300	(2,680,392)
Campus Crest Communities, Inc.	57,700	(421,787)
CatchMark Timber Trust, Inc. Class A	700	(7,924)
Corrections Corp. of America	100	(3,634)

See Notes to Consolidated Schedule of Investments.

53

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
CubeSmart	500	$(11,035)
Education Realty Trust, Inc.	18,500	(676,915)
Essex Property Trust, Inc.	400	(82,640)
Forestar Group, Inc.	100	(1,540)
Gaming and Leisure Properties, Inc.	632	(18,543)
Government Properties Income Trust	3,800	(87,438)
Gramercy Property Trust, Inc.	12,100	(83,490)
Highwoods Properties, Inc.	5,800	(256,824)
Home Properties, Inc.	100	(6,560)
Independence Realty Trust, Inc.	800	(7,448)
Kite Realty Group Trust	850	(24,429)
Lexington Realty Trust	4,000	(43,920)
Liberty Property Trust	3,800	(142,994)
Macerich Co.	100	(8,341)
Mid-America Apartment Communities, Inc.	76	(5,676)
Monmouth Real Estate Investment Corp.	500	(5,535)
National Retail Properties, Inc.	8,900	(350,393)
New York REIT, Inc.	7,200	(76,248)
Physicians Realty Trust	12,800	(212,480)
Plum Creek Timber Co., Inc.	5,900	(252,461)
Realty Income Corp.	21,500	(1,025,765)
Regency Centers Corp.	1,100	(70,158)
Retail Opportunity Investments Corp.	200	(3,358)
Rexford Industrial Realty, Inc.	2,000	(31,420)
Ryman Hospitality Properties, Inc.	4,100	(216,234)
Senior Housing Properties Trust	7,600	(168,036)
STAG Industrial, Inc.	200	(4,900)
Sunstone Hotel Investors, Inc.	9,800	(161,798)
Tanger Factory Outlet Centers, Inc.	2,200	(81,312)
Ventas, Inc.	5,600	(401,520)
Vornado Realty Trust	1,500	(176,565)
Washington Real Estate Investment Trust	300	(8,298)

		(10,648,059)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc. Class A	600	(15,708)
SFX Entertainment, Inc.	600	(2,718)

		(18,426)

Renewable Energy — (0.3)%
American Superconductor Corp.	200	(148)
Ascent Solar Technologies, Inc.	200	(214)
EnerSys	100	(6,172)
Enphase Energy, Inc.	8,400	(120,036)
FuelCell Energy, Inc.	68,700	(105,798)
Gevo, Inc.	2,400	(768)
Ocean Power Technologies, Inc.	300	(191)
Pacific Ethanol, Inc.	32,800	(338,824)
Plug Power, Inc.	46,700	(140,100)
Silver Spring Networks, Inc.	2,300	(19,389)
SolarCity Corp.	35,600	(1,903,888)
Solazyme, Inc.	20,500	(52,890)
SunEdison, Inc.	16,200	(316,062)
SunPower Corp.	20,800	(537,264)
TerraForm Power, Inc. Class A	600	(18,528)
Vivint Solar, Inc.	500	(4,610)

		(3,564,882)

Retail—Consumer Staples — (0.0)%
Big Lots, Inc.	300	(12,006)
Fairway Group Holdings Corp.	1,800	(5,670)
Five Below, Inc.	2,000	(81,660)

See Notes to Consolidated Schedule of Investments.

54

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Roundy’s, Inc.	20,800	$(100,672)
SpartanNash Co.	100	(2,614)
Wal-Mart Stores, Inc.	700	(60,116)
Whole Foods Market, Inc.	600	(30,252)

		(292,990)

Retail Discretionary — (1.0)%
Aeropostale, Inc.	41,000	(95,120)
American Apparel, Inc.	20,000	(20,600)
Barnes & Noble, Inc.	2,700	(62,694)
bebe stores, Inc.	8,200	(17,958)
Blyth, Inc.	900	(8,235)
Bon-Ton Stores, Inc.	12,400	(91,884)
Buckle, Inc.	3,500	(183,820)
Cabela’s, Inc.	42,100	(2,219,091)
CarMax, Inc.	7,000	(466,060)
Chegg, Inc.	3,100	(21,421)
Children’s Place, Inc.	5,100	(290,700)
Container Store Group, Inc.	7,000	(133,910)
Dillard’s, Inc. Class A	300	(37,554)
Francesca’s Holdings Corp.	10,700	(178,690)
Genesco, Inc.	500	(38,310)
Group 1 Automotive, Inc.	200	(17,924)
Guess?, Inc.	100	(2,108)
Hertz Global Holdings, Inc.	22,300	(556,162)
HSN, Inc.	200	(15,200)
JC Penney Co., Inc.	4,400	(28,512)
Kohl’s Corp.	50,200	(3,064,208)
Lumber Liquidators Holdings, Inc.	6,800	(450,908)
Macy’s, Inc.	19,800	(1,301,850)
Men’s Wearhouse, Inc.	5,000	(220,750)
Nordstrom, Inc.	3,900	(309,621)
Office Depot, Inc.	3	(26)
RadioShack Corp.	9,800	(3,626)
Sears Holdings Corp.	6,400	(211,072)
Sportsman’s Warehouse Holdings, Inc.	1,900	(13,908)
Tile Shop Holdings, Inc.	5,000	(44,400)
Tractor Supply Co.	41,500	(3,271,030)
Vitamin Shoppe, Inc.	100	(4,858)
zulily, Inc. Class A	600	(14,040)

		(13,396,250)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.	80,900	(216,003)
Amkor Technology, Inc.	300	(2,130)
ANADIGICS, Inc.	200	(150)
Applied Micro Circuits Corp.	17,000	(110,840)
Atmel Corp.	1,300	(10,913)
International Rectifier Corp.	10,300	(410,970)
InvenSense, Inc.	33,600	(546,336)
Lam Research Corp.	1,000	(79,340)
Mattson Technology, Inc.	300	(1,020)
Maxim Integrated Products, Inc.	4,000	(127,480)
OmniVision Technologies, Inc.	900	(23,400)
ParkerVision, Inc.	2,500	(2,275)
Pixelworks, Inc.	20,600	(93,936)
QuickLogic Corp.	8,000	(25,120)
Rubicon Technology, Inc.	5,600	(25,592)
Semtech Corp.	400	(11,028)

See Notes to Consolidated Schedule of Investments.

55

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Teradyne, Inc.	4,400	$(87,076)
Universal Display Corp.	15,700	(435,675)

		(2,209,284)

Software — (0.5)%
2U, Inc.	100	(1,966)
8x8, Inc.	500	(4,580)
A10 Networks, Inc.	4,700	(20,492)
Amber Road, Inc.	400	(4,088)
ANSYS, Inc.	100	(8,200)
Benefitfocus, Inc.	1,400	(45,976)
Castlight Health, Inc. Class B	100	(1,170)
ChannelAdvisor Corp.	6,400	(138,112)
Cornerstone OnDemand, Inc.	3,700	(130,240)
Datawatch Corp.	1,200	(10,788)
Dealertrack Technologies, Inc.	15,100	(669,081)
Digital River, Inc.	2,300	(56,879)
E2open, Inc.	500	(4,805)
FireEye, Inc.	28,500	(900,030)
Five9, Inc.	1,000	(4,480)
Glu Mobile, Inc.	141,600	(552,240)
Imperva, Inc.	5,100	(252,093)
Jive Software, Inc.	7,700	(46,431)
KEYW Holding Corp.	2,500	(25,950)
LogMeIn, Inc.	20,400	(1,006,536)
Digital Turbine Inc.	592	(1,971)
Manhattan Associates, Inc.	300	(12,216)
Mavenir Systems, Inc.	100	(1,356)
Mentor Graphics Corp.	1,100	(24,112)
Mitek Systems, Inc.	4,000	(13,240)
MobileIron, Inc.	300	(2,988)
Rally Software Development Corp.	7,200	(81,864)
Rosetta Stone, Inc.	100	(976)
salesforce.com, Inc.	2,400	(142,344)
Solera Holdings, Inc.	36,500	(1,868,070)
Tangoe, Inc.	4,700	(61,241)
Textura Corp.	2,000	(56,940)
Verint Systems, Inc.	200	(11,656)
VirnetX Holding Corp.	4,800	(26,352)
Vringo, Inc.	59,900	(32,951)
Zynga, Inc. Class A	134,800	(358,568)

		(6,580,982)

Specialty Finance — (0.5)%
Air Lease Corp.	400	(13,724)
Ally Financial, Inc.	2,300	(54,326)
Apollo Residential Mortgage, Inc.	17,200	(271,244)
Ares Commercial Real Estate Corp.	10,000	(114,800)
ARMOUR Residential REIT, Inc.	209,635	(771,457)
Blackstone Mortgage Trust, Inc. Class A	2,100	(61,194)
CAI International, Inc.	4,500	(104,400)
Credit Acceptance Corp.	200	(27,282)
CYS Investments, Inc.	115,600	(1,008,032)
Ellie Mae, Inc.	3,200	(129,024)
Encore Capital Group, Inc.	4,100	(182,040)
First American Financial Corp.	500	(16,950)
GATX Corp.	2,000	(115,080)
Heartland Payment Systems, Inc.	100	(5,395)
Higher One Holdings, Inc.	800	(3,368)
Invesco Mortgage Capital, Inc.	6,196	(95,790)
JAVELIN Mortgage Investment Corp.	6,810	(70,620)
JG Wentworth Co. Class A	400	(4,264)

See Notes to Consolidated Schedule of Investments.

56

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
MoneyGram International, Inc.	5,000	$(45,450)
Nationstar Mortgage Holdings, Inc.	11,300	(318,547)
New York Mortgage Trust, Inc.	6,000	(46,260)
Ocwen Financial Corp.	26,800	(404,680)
PRA Group, Inc.	3,045	(176,397)
RAIT Financial Trust	16,900	(129,623)
Redwood Trust, Inc.	26,500	(522,050)
Regional Management Corp.	2,200	(34,782)
Resource Capital Corp.	800	(4,032)
Stonegate Mortgage Corp.	700	(8,372)
Walter Investment Management Corp.	34,900	(576,199)
Western Asset Mortgage Capital Corp.	60,835	(894,274)
Xoom Corp.	11,200	(196,112)

		(6,405,768)

Technology Services — (0.1)%
Bottomline Technologies de, Inc.	4,300	(108,704)
Cyan, Inc.	400	(1,000)
iGATE Corp.	1,000	(39,480)
MarketAxess Holdings, Inc.	100	(7,171)
Sapient Corp.	39,000	(970,320)
ServiceSource International, Inc.	100	(468)
Spherix, Inc.	200	(216)
Thomson Reuters Corp.	8,500	(342,890)

		(1,470,249)

Telecommunications — (0.1)%
Alaska Communications Systems Group, Inc.	700	(1,253)
DigitalGlobe, Inc.	34,900	(1,080,853)
EarthLink Holdings Corp.	2,900	(12,731)
Global Eagle Entertainment, Inc.	2,100	(28,581)
Globalstar, Inc.	1,400	(3,850)
Gogo, Inc.	48,000	(793,440)
Intelsat SA	400	(6,944)
NTELOS Holdings Corp.	600	(2,514)
Sprint Corp.	1,100	(4,565)
WidePoint Corp.	100	(138)

		(1,934,869)

Transportation & Logistics — (0.2)%
Baltic Trading Ltd.	31,600	(79,316)
Genesee & Wyoming, Inc. Class A	2,600	(233,792)
Heartland Express, Inc.	600	(16,206)
Macquarie Infrastructure Co. LLC	6,100	(433,649)
Nordic American Tankers Ltd.	68,700	(691,809)
United Parcel Service, Inc. Class B	3,200	(355,744)
XPO Logistics, Inc.	16,200	(662,256)

		(2,472,772)

Transportation Equipment — (0.2)%
American Railcar Industries, Inc.	800	(41,200)
Clean Diesel Technologies, Inc.	300	(543)
Navistar International Corp.	13,100	(438,588)
Trinity Industries, Inc.	60,200	(1,686,202)
Wabash National Corp.	2,400	(29,664)

		(2,196,197)

Utilities — (0.2)%
Aqua America, Inc.	100	(2,670)
Atlantic Power Corp.	61,700	(167,207)
Consolidated Edison, Inc.	100	(6,601)

See Notes to Consolidated Schedule of Investments.

57

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Exelon Corp.	2,000	$(74,160)
Great Plains Energy, Inc.	900	(25,569)
Hawaiian Electric Industries, Inc.	26,100	(873,828)
Laclede Group, Inc.	9,600	(510,720)
Northeast Utilities	800	(42,816)
NRG Energy, Inc.	20,900	(563,255)
NRG Yield, Inc. Class A	1,100	(51,854)
ONE Gas, Inc.	100	(4,122)
Portland General Electric Co.	900	(34,047)
Questar Corp.	100	(2,528)
SCANA Corp.	1,400	(84,560)
TECO Energy, Inc.	200	(4,098)
Westar Energy, Inc.	5,500	(226,820)
WGL Holdings, Inc.	100	(5,462)

		(2,680,317)

Waste & Environmental Service Equipment & Facility — (0.0)%
US Ecology, Inc.	1,300	(52,156)
Vertex Energy, Inc.	600	(2,514)

		(54,670)

Total United States		(213,668,737)

TOTAL COMMON STOCK (PROCEEDS $248,749,649)		(237,686,240)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.2)%
United States — (0.2)%
Apparel & Textile Products — (0.1)%
William Carter Co. (The), 5.25%, 08/15/21 (e)	$850,000	(884,000)

Casinos & Gaming — (0.0)%
Scientific Games International, 10.00%, 12/01/22 (b),(e)	760,000	(703,950)

Consumer Products — (0.0)%
American Achievement Corp., 10.88%, 04/15/16 (b),(e)	790,000	(760,375)

Exploration & Production — (0.1)%
California Resources Corp., 6.00%, 11/15/24 (b),(e)	1,020,000	(872,100)

Total United States		(3,220,425)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $3,208,321)		(3,220,425)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (3.6)%
Alerian MLP ETF	14,529	(254,548)
Consumer Staples Select Sector SPDR Fund	5,230	(253,603)
Energy Select Sector SPDR Fund	1,616	(127,922)
Financial Select Sector SPDR Fund	274,716	(6,793,727)
Health Care Select Sector SPDR Fund	44,200	(3,022,396)
iShares iBoxx $ Investment Grade Corporate Bond ETF	22,468	(2,682,904)
iShares Nasdaq Biotechnology ETF	16,012	(4,857,240)
iShares Russell 2000 ETF	39,516	(4,728,880)
Powershares QQQ Trust Series 1	200	(20,650)
SPDR S&P 500 ETF Trust	21,300	(4,377,150)
SPDR S&P Biotech ETF	5,500	(1,026,520)

See Notes to Consolidated Schedule of Investments.

58

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
SPDR S&P Regional Banking ETF	197,634	$(8,043,704)
Vanguard FTSE Developed Markets ETF	265,508	(10,057,443)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $45,440,180)		(46,246,687)

TOTAL SECURITIES SOLD SHORT— (22.2)% (PROCEEDS $297,398,150)		(287,153,352)

Footnote Legend:

(a)	Non-income producing.
(b)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(c)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(d)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(e)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(f)	Variable/floating interest rate security. Rate presented is as of December 31, 2014.
(g)	Security considered illiquid.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2014. Maturity date presented is the ultimate maturity.
(k)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(l)	Approximates cost for federal tax purposes.
(m)	Assets, other than investments in securities, less liabilities, other than securities sold short. A significant portion of this balance represents cash collateral.

Options Written Contracts Outstanding at December 31, 2014

	Strike Index	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Alstom SA	28.00 EUR	02/20/15	300	$(15,744)	$(18,332)	$(2,588)
Dollar General Corp.	75.00 USD	02/20/15	871	(195,465)	(162,877)	32,588
Qualcomm, Inc.	75.00 USD	02/20/15	8	(1,199)	(1,944)	(745)
WisdomTree Investments, Inc.	17.50 USD	01/17/15	228	(10,260)	(2,280)	7,980

				$(222,668)	$(185,433)	$37,235

Exchange-Traded Put Options Written
Alstom SA	26.00 EUR	02/20/15	300	$(27,792)	$(24,504)	$3,288
Dollar General Corp.	65.00 USD	02/20/15	871	(207,235)	(117,585)	89,650
S&P 500 Index	1,625.00 USD	03/20/15	96	(68,160)	(58,080)	10,080

				$(303,187)	$(200,169)	$103,018

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	1,895,400 USD	$(169,228)	$(237,698)	$(68,470)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.90 CNH	11/06/17	6,010,000 USD	(98,556)	(116,641)	(18,085)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.30 CNH	11/05/15	9,340,000 USD	(132,994)	(153,273)	(20,279)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.40 CNH	11/05/15	7,660,200 USD	(64,958)	(83,513)	(18,555)

See Notes to Consolidated Schedule of Investments.

59

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.40 CNH	11/06/17	670,000 USD	$(23,628)	$(25,005)	$(1,377)
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.80 CNH	11/05/15	2,800,000USD	(15,290)	(14,052)	1,238
USD/CNH Currency	JPMorgan Chase Bank, N.A.	6.80 CNH	11/05/15	9,340,000USD	(57,348)	(46,873)	10,475

					$(562,002)	$(677,055)	$(115,053)

FX OTC Put Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	835,400 USD	$(18,512)	$(8,770)	$9,742
USD/BRL Currency	JPMorgan Chase Bank, N.A.	2.40 BRL	12/31/15	1,895,400 USD	(55,558)	(3,698)	51,860

					$(74,070)	$(12,468)	$61,602

Total Options Written Outstanding					$(1,161,927)	$(1,075,125)	$86,802

Reverse Repurchase Agreements Outstanding at December 31, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.76%	12/08/14	01/08/15	$2,693,000	$2,695,854
Bank of America Merrill Lynch	1.75%	12/01/14	01/05/15	1,919,000	1,921,892
Bank of America Merrill Lynch	1.76%	12/03/14	01/05/15	1,472,000	1,474,087
Bank of America Merrill Lynch	1.66%	12/04/14	01/06/15	3,901,000	3,906,037
Bank of America Merrill Lynch	1.66%	12/19/14	01/20/15	2,680,000	2,681,607
Bank of America Merrill Lynch	1.84%	12/05/14	03/05/15	967,000	968,334
Bank of America Merrill Lynch	1.83%	11/06/14	02/06/15	4,335,000	4,347,340
Bank of America Merrill Lynch	1.66%	12/15/14	01/15/15	2,691,000	2,693,109
Bank of America Merrill Lynch	1.83%	11/06/14	02/06/15	4,907,000	4,920,969
Bank of America Merrill Lynch	1.84%	12/17/14	03/17/15	769,000	769,590
Bank of America Merrill Lynch	1.83%	11/05/14	02/05/15	1,856,000	1,861,378
Bank of America Merrill Lynch	1.66%	12/15/14	01/15/15	4,154,000	4,157,256
Bank of America Merrill Lynch	1.83%	10/31/14	01/30/15	4,105,000	4,117,938
Bank of America Merrill Lynch	1.64%	12/19/14	03/19/15	889,000	889,526
Bank of America Merrill Lynch	1.84%	12/19/14	03/19/15	2,022,000	2,023,344
Bank of America Merrill Lynch	1.51%	12/17/14	01/16/15	1,130,000	1,130,711
Bank of America Merrill Lynch	1.83%	11/06/14	02/06/15	7,692,000	7,713,897
Bank of America Merrill Lynch	1.56%	12/15/14	01/15/15	1,970,000	1,971,451
Bank of America Merrill Lynch	1.56%	12/15/14	01/15/15	5,975,000	5,979,402
Bank of America Merrill Lynch	1.78%	10/29/14	01/29/15	5,076,000	5,092,063
Credit Suisse Securities (USA) LLC	1.48%	11/04/14	02/04/15	3,267,000	3,274,801
Credit Suisse Securities (USA) LLC	1.48%	11/04/14	02/04/15	4,862,000	4,873,610
Credit Suisse Securities (Europe) Limited	3.50%	12/05/14	12/07/15	5,054,198	5,040,931

Total Reverse Repurchase Agreements Outstanding				$74,386,198	$74,505,127

Futures Contracts Outstanding at December 31, 2014

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
90 Day Eurodollar	600	CME	150,000,000 USD	06/13/16	$(137,167)
90 Day Sterling	656	ICE	82,000,000 GBP	06/15/16	40,954
Australia 10-Year Bond	281	SFE	28,100,000 AUD	03/16/15	461,693
Bankers’ Acceptance	735	CDE	183,750,000 CAD	06/13/16	(24,067)

See Notes to Consolidated Schedule of Investments.

60

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Brent Crude	2	ICE	2,000 USD	01/15/15	$(23,895)
Cocoa	142	ICE	1,420 USD	03/16/15	28,584
Coffee	28	ICE	1,050,000 USD	03/19/15	(197,389)
Cotton No. 2	138	ICE	6,900,000 USD	03/09/15	(98,555)
Euro-BTP	369	Eurex	36,900,000 EUR	03/06/15	557,160
Euro-Oat	115	Eurex	11,500,000 EUR	03/06/15	294,891
Gold 100 OZ	66	COMEX	6,600 USD	02/25/15	(92,186)
Hang Seng Index	35	HKFE	1,750 HKD	01/29/15	119,396
IBEX 35 Index	85	MEFF	850 EUR	01/16/15	116,276
Live Cattle	96	CME	3,840,000 USD	04/30/15	(240,966)
Long Gilt	274	ICE	27,400,000 GBP	03/27/15	1,081,265
Mex Bolsa Index	470	MexDer	4,700 MXN	03/20/15	726,654
NASDAQ 100 E-Mini	86	CME	1,720 USD	03/20/15	(378)
Natural Gas	61	NYMEX	610,000 USD	03/27/15	(339,300)
NY Harbor ULSD	52	NYMEX	2,184,000 USD	01/30/15	(335,915)
OMXS30 Index	81	Nasdaq OMX	8,100 SEK	01/16/15	20,466
RBOB Gasoline	89	NYMEX	3,738,000 USD	01/30/15	(573,878)
S&P 500 E-Mini	68	CME	3,400 USD	03/20/15	96,209
S&P/TSX 60 Index	59	CDE	11,800 CAD	03/19/15	430,485
SGX CNX Nifty	144	SGX	288 USD	01/29/15	8,320
Soybean	65	CBOT	325,000 USD	03/13/15	(104,882)
Soybean Meal	132	CBOT	13,200 USD	03/13/15	(183,651)
SPI 200	192	SFE	4,800 AUD	03/19/15	893,816
Sugar 11	10	ICE	1,120,000 USD	02/27/15	(12,544)
Topix Index	4	OSE	40,000 JPY	03/12/15	(10,816)
U.S. Treasury 10-Year Note	101	CBOT	10,100,000 USD	03/20/15	28,465

Total Buys					$2,529,045

Short Futures
3 Month Euribor	1,434	LIF	358,500,000 EUR	03/14/16	$(219,140)
3 Month Euro Swiss	2,215	LIF	553,750,000 CHF	06/15/15	(864,877)
90 Day Bank Bill	312	SFE	312,000,000 AUD	06/11/15	(102,043)
90 Day Eurodollar	3	CME	750,000 USD	03/18/19	(4,933)
90 Day Eurodollar	4	CME	1,000,000 USD	06/18/18	(3,910)
90 Day Eurodollar	3	CME	750,000 USD	09/17/18	(4,358)
90 Day Eurodollar	2	CME	500,000 USD	12/17/18	(2,968)
90 Day Eurodollar	2	CME	500,000 USD	06/17/19	(3,280)
90 Day Eurodollar	7	CME	1,750,000 USD	03/16/20	(9,855)
90 Day Eurodollar	4	CME	1,000,000 USD	06/15/20	(6,123)
90 Day Eurodollar	7	CME	1,750,000 USD	03/14/16	(1,443)
90 Day Eurodollar	6	CME	1,500,000 USD	06/13/16	(1,650)
90 Day Eurodollar	6	CME	1,500,000 USD	03/13/17	(3,440)
90 Day Eurodollar	23	CME	5,750,000 USD	03/16/15	(2,821)
90 Day Eurodollar	12	CME	3,000,000 USD	06/15/15	(3,618)
90 Day Eurodollar	9	CME	2,250,000 USD	12/14/15	(3,054)
90 Day Eurodollar	12	CME	3,000,000 USD	09/14/15	(3,356)
90 Day Eurodollar	7	CME	1,750,000 USD	12/18/17	(8,693)
90 Day Eurodollar	8	CME	2,000,000 USD	09/18/17	(7,970)
90 Day Eurodollar	5	CME	1,250,000 USD	03/19/18	(4,688)
90 Day Eurodollar	5	CME	1,250,000 USD	12/16/19	(9,413)
90 Day Eurodollar	9	CME	2,250,000 USD	09/16/19	(14,798)
90 Day Eurodollar	7	CME	1,750,000 USD	09/19/16	(3,555)
90 Day Eurodollar	6	CME	1,500,000 USD	12/19/16	(3,903)
90 Day Eurodollar	5	CME	1,250,000 USD	06/19/17	(3,263)
Brent Crude	53	ICE	53,000 USD	02/12/15	620,499
Canada 10-Year Bond	744	CDE	74,400,000 CAD	03/20/15	(1,267,644)
CBOE Volatility Index	413	CFE	413,000 USD	02/18/15	328,897
Corn	186	CBOT	930,000 USD	09/14/15	(61,638)
DAX Index	81	Eurex	2,025 EUR	03/20/15	(381,273)
Euro Stoxx 50	2,351	Eurex	23,510 EUR	03/20/15	(2,559,432)
Euro-Bund	296	Eurex	29,600,000 EUR	03/06/15	(984,051)

See Notes to Consolidated Schedule of Investments.

61

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
FTSE 100 Index	65	ICE	650 GBP	03/20/15	$(196,312)
FTSE JSE Top 40	123	Safex	1,230 ZAR	03/19/15	(201,298)
FTSE/MIB Index	26	IDEM	130 EUR	03/20/15	1,467
Gasoil	61	ICE	6,100 USD	02/12/15	350,957
Gasoil	72	ICE	7,200 USD	09/10/15	343,838
Japan 10-Year Bond	172	OSE	17,200,000,000 JPY	03/11/15	(1,271,216)
Lean Hogs	109	CME	4,360,000 USD	02/13/15	307,748
Live Cattle	4	CME	160,000 USD	02/27/15	8,720
NASDAQ 100 E-Mini	133	CME	2,660 USD	03/20/15	(288,531)
Natural Gas	54	NYMEX	540,000 USD	01/28/15	425,096
Nikkei 225	36	OSE	36,000 JPY	03/12/15	139,801
S&P 500 E-Mini	1,177	CME	58,850 USD	03/20/15	(1,489,333)
Silver	46	COMEX	230,000 USD	03/27/15	238,393
Soybean	70	CBOT	350,000 USD	05/14/15	109,310
Soybean Oil	364	CBOT	21,840,000 USD	03/13/15	10,753
Swiss Market Index	128	Eurex	1,280 CHF	03/20/15	4,927
Topix Index	201	OSE	2,010,000 JPY	03/12/15	210,330
Wheat	110	CBOT	550,000 USD	03/13/15	(257,111)

Total Sells					$(7,154,255)

Total Futures Contracts Outstanding					$(4,625,210)

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	17,966,000	USD	6,842,887	State Street Bank and Trust Company	03/02/15	$(185,753)
BRL	525,200	USD	200,000	State Street Bank and Trust Company	02/02/15	(3,909)
BRL	4,955,120	USD	1,840,000	JPMorgan Chase Bank, N.A.	03/25/15	(16,492)
BRL	536,100	USD	200,000	State Street Bank and Trust Company	02/03/15	107
CAD	19,783,000	USD	16,985,490	State Street Bank and Trust Company	03/18/15	14,040
CHF	379,140	USD	390,241	Morgan Stanley & Co. LLC	03/31/15	(8,272)
CHF	9,711,090	USD	9,858,261	Morgan Stanley & Co. LLC	03/31/15	(74,705)
CHF	296,740	USD	301,627	Morgan Stanley & Co. LLC	03/18/15	(2,758)
CNY	9,150,675	USD	1,482,563	JPMorgan Chase Bank, N.A.	02/27/15	(664)
COP	3,138,525,000	USD	1,300,000	JPMorgan Chase Bank, N.A.	03/25/15	14,927
DKK	6,288,240	USD	1,049,442	Morgan Stanley & Co. LLC	03/31/15	(26,910)
DKK	6,306,630	USD	1,041,901	Morgan Stanley & Co. LLC	03/31/15	(16,379)
EUR	135,124	USD	167,654	Morgan Stanley & Co. LLC	03/31/15	(4,022)
EUR	825,265	USD	1,022,900	Morgan Stanley & Co. LLC	03/18/15	(23,627)
EUR	725,321	USD	903,757	Morgan Stanley & Co. LLC	03/18/15	(25,502)
EUR	23,650	USD	29,653	Morgan Stanley & Co. LLC	03/18/15	(1,016)
EUR	93,351	USD	115,280	Morgan Stanley & Co. LLC	03/31/15	(2,234)
EUR	1,517,375	USD	1,885,338	Morgan Stanley & Co. LLC	03/18/15	(48,025)
EUR	80,422	USD	97,418	Morgan Stanley & Co. LLC	03/31/15	(28)
GBP	251,651	USD	395,408	Morgan Stanley & Co. LLC	03/31/15	(3,454)
GBP	121,987	USD	191,598	Morgan Stanley & Co. LLC	03/31/15	(1,599)
GBP	722,611	USD	1,134,745	Morgan Stanley & Co. LLC	03/18/15	(9,133)
GBP	19,815,000	USD	30,921,605	State Street Bank and Trust Company	03/18/15	(55,747)
HKD	5,755,815	USD	742,255	Morgan Stanley & Co. LLC	03/18/15	(38)
HKD	2,565,269	USD	330,572	Morgan Stanley & Co. LLC	03/18/15	222
HUF	235,009,390	USD	948,000	JPMorgan Chase Bank, N.A.	03/25/15	(51,559)
INR	26,293,454	USD	418,000	JPMorgan Chase Bank, N.A.	03/27/15	(8,090)
INR	112,419,300	USD	1,785,000	JPMorgan Chase Bank, N.A.	03/27/15	(32,402)
JPY	55,603,000	USD	485,135	JPMorgan Chase Bank, N.A.	02/10/15	(20,789)
JPY	75,800,000	USD	641,115	JPMorgan Chase Bank, N.A.	01/16/15	(8,234)
JPY	87,812,000	USD	742,502	State Street Bank and Trust Company	03/18/15	(8,922)
JPY	77,213,219	USD	663,823	Morgan Stanley & Co. LLC	03/18/15	(18,785)
JPY	96,544,981	USD	800,492	Morgan Stanley & Co. LLC	03/18/15	6,043
JPY	2,344,100,000	USD	21,310,000	JPMorgan Chase Bank, N.A.	01/06/15	(1,739,955)
JPY	1,057,350,000	USD	11,130,000	Morgan Stanley Capital Services LLC	01/06/15	(2,302,566)
JPY	2,237,550,000	USD	21,310,000	JPMorgan Chase Bank, N.A.	01/06/15	(2,629,502)

See Notes to Consolidated Schedule of Investments.

62

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	435,100,000	USD	4,580,000	Morgan Stanley Capital Services LLC	01/06/15	$(947,507)
JPY	1,113,000,000	USD	11,130,000	Morgan Stanley Capital Services LLC	01/06/15	(1,837,965)
JPY	532,000,000	USD	5,600,000	JPMorgan Chase Bank, N.A.	01/06/15	(1,158,524)
KRW	43,708,000	USD	40,000	Morgan Stanley Capital Services LLC	03/18/15	(175)
MXN	394,663,000	USD	26,499,277	State Street Bank and Trust Company	03/18/15	130,029
NGN	63,690,000	USD	330,000	JPMorgan Chase Bank, N.A.	01/13/15	12,004
PHP	5,845,710	USD	130,000	JPMorgan Chase Bank, N.A.	06/26/15	(88)
PLN	3,766,053	USD	1,171,218	JPMorgan Chase Bank, N.A.	01/30/15	(108,754)
SEK	5,444,000	USD	713,856	State Street Bank and Trust Company	03/18/15	(15,324)
SGD	1,090,033	USD	831,483	Morgan Stanley Capital Services LLC	03/18/15	(9,631)
TRY	47,069,000	USD	19,594,938	State Street Bank and Trust Company	03/18/15	232,058
ZAR	448,432,000	USD	37,679,403	State Street Bank and Trust Company	03/18/15	630,729
USD	30,509,140	AUD	37,418,000	State Street Bank and Trust Company	03/18/15	120,170
USD	400,000	BRL	1,018,200	State Street Bank and Trust Company	02/03/15	19,941
USD	1,400,000	BRL	3,563,700	State Street Bank and Trust Company	02/03/15	69,795
USD	7,332,484	BRL	18,997,000	State Street Bank and Trust Company	03/02/15	293,323
USD	9,584,529	CHF	9,280,530	Morgan Stanley & Co. LLC	03/31/15	234,747
USD	5,982,416	CHF	5,751,076	Morgan Stanley & Co. LLC	03/18/15	190,084
USD	1,334,469	CHF	1,289,164	Morgan Stanley & Co. LLC	03/18/15	36,057
USD	9,248,369	CHF	8,933,000	State Street Bank and Trust Company	03/18/15	251,288
USD	826,638	CHF	809,700	Morgan Stanley & Co. LLC	03/31/15	10,896
USD	5,212,475	CHF	5,134,660	Morgan Stanley & Co. LLC	03/31/15	39,500
USD	218,381	CHF	215,221	Morgan Stanley & Co. LLC	03/18/15	1,616
USD	135,989	CLP	84,877,535	Morgan Stanley Capital Services LLC	03/18/15	(2,897)
USD	275,000	CNY	1,703,030	JPMorgan Chase Bank, N.A.	02/27/15	(796)
USD	610,000	CNY	3,814,025	JPMorgan Chase Bank, N.A.	02/27/15	(7,659)
USD	34,840,687	CZK	772,479,000	State Street Bank and Trust Company	03/18/15	1,064,630
USD	60,133	DKK	362,520	Morgan Stanley & Co. LLC	03/31/15	1,183
USD	42,837	DKK	261,630	Morgan Stanley & Co. LLC	03/31/15	294
USD	3,731	DKK	22,950	Morgan Stanley & Co. LLC	03/31/15	(1)
USD	6,396,267	EUR	5,100,000	State Street Bank and Trust Company	02/04/15	223,037
USD	6,207,350	EUR	5,000,000	State Street Bank and Trust Company	01/21/15	156,067
USD	5,280,689	EUR	4,250,000	JPMorgan Chase Bank, N.A.	01/16/15	137,372
USD	8,157,737	EUR	6,540,736	Morgan Stanley & Co. LLC	03/18/15	237,885
USD	464,356	EUR	373,466	Morgan Stanley & Co. LLC	03/18/15	12,145
USD	9,558,593	EUR	7,690,000	State Street Bank and Trust Company	03/18/15	247,155
USD	38,964	EUR	31,552	Morgan Stanley & Co. LLC	03/31/15	755
USD	131,444	EUR	107,155	Morgan Stanley & Co. LLC	03/18/15	1,695
USD	77,687	EUR	63,764	Morgan Stanley & Co. LLC	03/31/15	470
USD	1,888,536	EUR	1,550,586	Morgan Stanley & Co. LLC	03/18/15	11,009
USD	656,763	EUR	540,000	Morgan Stanley Capital Services LLC	03/18/15	2,904
USD	1,707,727	EUR	1,403,457	Morgan Stanley & Co. LLC	03/18/15	8,350
USD	1,094,800	GBP	700,000	State Street Bank and Trust Company	01/21/15	3,917
USD	393,025	GBP	250,000	State Street Bank and Trust Company	01/21/15	3,424
USD	313,520	GBP	200,000	State Street Bank and Trust Company	01/21/15	1,839
USD	18,963	GBP	12,194	Morgan Stanley & Co. LLC	03/31/15	(29)
USD	113,928	GBP	73,505	Morgan Stanley & Co. LLC	03/31/15	(558)
USD	185,823	GBP	119,391	Morgan Stanley & Co. LLC	03/31/15	(132)
USD	3,572,141	HKD	27,697,521	Morgan Stanley & Co. LLC	03/18/15	525
USD	401,118	HKD	3,110,067	Morgan Stanley & Co. LLC	03/18/15	72
USD	668,787	HKD	5,186,525	Morgan Stanley & Co. LLC	03/18/15	(19)
USD	237,000	HUF	58,801,169	JPMorgan Chase Bank, N.A.	03/25/15	12,704
USD	355,500	HUF	88,538,164	JPMorgan Chase Bank, N.A.	03/25/15	17,772
USD	350,000	IDR	4,422,250,000	JPMorgan Chase Bank, N.A.	03/25/15	(903)
USD	20,176,625	ILS	79,507,000	State Street Bank and Trust Company	03/18/15	(212,399)
USD	375,000	INR	23,726,250	JPMorgan Chase Bank, N.A.	05/27/15	8,780
USD	930,000	INR	58,590,000	JPMorgan Chase Bank, N.A.	03/27/15	16,592
USD	1,691,390	JPY	191,736,000	JPMorgan Chase Bank, N.A.	02/10/15	90,182
USD	359,534	JPY	42,567,744	Morgan Stanley Capital Services LLC	03/18/15	3,924
USD	1,154,938	JPY	137,171,967	Morgan Stanley & Co. LLC	03/18/15	9,005
USD	17,134,638	JPY	2,029,940,519	Morgan Stanley & Co. LLC	03/18/15	176,543
USD	2,525,973	JPY	297,915,746	Morgan Stanley & Co. LLC	03/18/15	37,189

See Notes to Consolidated Schedule of Investments.

63

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	715,541	JPY	83,961,577	Morgan Stanley & Co. LLC	03/18/15	$14,127
USD	489,363	JPY	58,286,991	Morgan Stanley & Co. LLC	03/18/15	2,434
USD	1,136,696	JPY	137,171,967	Morgan Stanley & Co. LLC	03/18/15	(9,236)
USD	3,417,198	JPY	411,095,780	Morgan Stanley & Co. LLC	03/18/15	(17,090)
USD	21,310,000	JPY	2,024,450,000	JPMorgan Chase Bank, N.A.	01/06/15	4,408,597
USD	5,600,000	JPY	588,000,000	JPMorgan Chase Bank, N.A.	01/06/15	691,000
USD	11,130,000	JPY	1,224,300,000	Morgan Stanley Capital Services LLC	01/06/15	908,761
USD	4,580,000	JPY	503,800,000	Morgan Stanley Capital Services LLC	01/06/15	373,956
USD	11,130,000	JPY	1,168,650,000	Morgan Stanley Capital Services LLC	01/06/15	1,373,363
USD	4,580,000	JPY	480,900,000	Morgan Stanley Capital Services LLC	01/06/15	565,139
USD	5,600,000	JPY	616,000,000	JPMorgan Chase Bank, N.A.	01/06/15	457,238
USD	11,130,000	JPY	1,113,000,000	Morgan Stanley Capital Services LLC	01/06/15	1,837,965
USD	104,831	KRW	113,034,000	Morgan Stanley Capital Services LLC	03/18/15	1,840
USD	12,796,140	NOK	95,202,000	State Street Bank and Trust Company	03/18/15	48,655
USD	568,973	NZD	742,000	State Street Bank and Trust Company	03/18/15	(5,810)
USD	1,540,764	PLN	5,135,368	JPMorgan Chase Bank, N.A.	01/30/15	91,994
USD	24,001,421	PLN	81,048,000	State Street Bank and Trust Company	03/18/15	1,183,361
USD	2,056,403	RUB	136,648,000	State Street Bank and Trust Company	03/18/15	(110,233)
USD	913,000	ZAR	10,674,347	JPMorgan Chase Bank, N.A.	03/25/15	2,164
USD	90,000	ZAR	1,052,154	JPMorgan Chase Bank, N.A.	03/25/15	220

Total Forward Foreign Currency Exchange Contracts Outstanding						$4,979,008

OTC Credit Default Swaps on Index (Buy Protection)—Outstanding at December 31, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.21	(5.00%)	06/20/19	JPMorgan Chase Bank, N.A.	1,128,000 USD	$(54,633)	$(88,548)	$33,915
iTraxx CEEMA Series 21 Version 1	(1.00%)	06/20/19	JPMorgan Chase Bank, N.A.	160,000 USD	17,193	15,763	1,430

Total OTC Credit Default Swaps on Index (Buy Protection)					$(37,440)	$(72,785)	$35,345

OTC Credit Default Swaps on Single-Name Issues (Buy Protection)—Outstanding at December 31, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ArcelorMittal SA	(1.00%)	12/20/18	Credit Suisse International	7,000,000 EUR	$361,920	$453,503	$(91,583)

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$361,920	$453,503	$(91,583)

OTC Credit Default Swaps on Single-Name Issues (Sell Protection)—Outstanding at December 31, 2014

Reference Obligation	Rating(1)	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(2)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Fiat SpA	B2	5.00%	03/20/18	JPMorgan Chase Bank, N.A.	4,000,000 EUR	$535,971	$172,030	$363,941

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$535,971	$172,030	$363,941

(1)	Using the higher of S&P’s or Moody’s ratings.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Consolidated Schedule of Investments.

64

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

OTC Total Return Swaps Outstanding at December 31, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	$ 3,494,835	$—
Alstom	12/28/15	Credit Suisse Securities (Europe) Limited	5,455,582	—
Amadeus IT Holding SA	12/29/15	Credit Suisse Securities (Europe) Limited	3,200,119	—
ArcelorMittal NV	12/28/15	Credit Suisse Securities (Europe) Limited	5,209,513	—
Assicurazioni Generali	12/28/15	Credit Suisse Securities (Europe) Limited	2,998,727	—
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	537,837	—
AXA SA	12/28/15	Credit Suisse Securities (Europe) Limited	3,371,377	—
Barclays PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,235,684	—
Bayer AG	12/24/15	Credit Suisse Securities (Europe) Limited	4,666,819	—
Bayer AG REG	12/24/15	Morgan Stanley Capital Services LLC	5,539,025	(246,082)
Bovespa Index	02/18/15	Morgan Stanley Capital Services LLC	72	65,819
BP PLC	12/19/15	Credit Suisse Securities (Europe) Limited	1,737,042	—
BT Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,397,985	129,356
Carrefour SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,733,579	—
Delta Lloyd NV	12/28/15	Credit Suisse Securities (Europe) Limited	790,653	—
Deutche Bank AG	12/24/15	Credit Suisse Securities (Europe) Limited	3,267,925	—
Electricite De France EDF	12/28/15	Credit Suisse Securities (Europe) Limited	3,666,530	—
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	1,150,754	—
ENI SpA Italia	12/28/15	Credit Suisse Securities (Europe) Limited	1,529,450	—
Fresenius Medical Care AG & Co. KGaA	12/24/15	Credit Suisse Securities (Europe) Limited	3,136,165	—
Indonesia Government Bond	01/20/15	Credit Suisse International	1,751,567	(712)
Jazztel PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,878,342	—
KBC Groep NV	06/13/16	Credit Suisse Securities (Europe) Limited	2,281,564	—
Koninklijke KPN NV	12/28/15	Credit Suisse Securities (Europe) Limited	5,592,130	—
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,528,932	—
LVMH Moet Hennessy Louis Vuitton	12/28/15	Credit Suisse Securities (Europe) Limited	1,579,488	—
MAN AG	12/24/15	Credit Suisse Securities (Europe) Limited	246,476	—
Mead Johnson Nutrition Co.	07/27/15	Credit Suisse Securities (Europe) Limited	2,318,050	—
Nutreco NV	12/28/15	Credit Suisse Securities (Europe) Limited	165,255	—
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	1,178,727	—
Peugeot SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,003,346	—
Prudential PLC	12/29/15	Credit Suisse Securities (Europe) Limited	3,053,875	—
Publicis Groupe	12/28/15	Credit Suisse Securities (Europe) Limited	3,429,034	—
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	1,410,429	—
Rexel SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,856,043	—
Royal Bank of Scotland Group	09/30/19	Credit Suisse Securities (Europe) Limited	7,144,661	477,796
Royal Dutch Petroleum	12/28/15	Credit Suisse Securities (Europe) Limited	3,999,898	—
RWE AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,834,528	—
SabMiller PLC	12/29/15	Credit Suisse Securities (Europe) Limited	3,242,763	—
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	3,169,528	—
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	4,593,121	52,752
Samsung Electronics Co. Ltd.	12/07/16	Credit Suisse Securities (Europe) Limited	1,149,019	25,680
Sanofi Aventis	12/28/15	Credit Suisse Securities (Europe) Limited	2,627,828	—
Shire PLC	09/25/19	Morgan Stanley Capital Services LLC	8,061,521	(437,334)
Shire PLC	09/25/19	Credit Suisse Securities (Europe) Limited	8,606,692	1,412,591
Smith & Nephew PLC	12/29/15	Morgan Stanley Capital Services LLC	2,020,135	174,447
Smith & Nephew PLC	12/29/15	Credit Suisse Securities (Europe) Limited	774,328	—
Societe Generale SA	12/28/15	Credit Suisse Securities (Europe) Limited	3,540,611	—
STM IM	12/28/15	Credit Suisse Securities (Europe) Limited	2,052,802	—
Tes Bond	01/16/15	Citibank, N.A.	1,900,000,000	1,561
TIM Participacoes SA ADR	07/27/15	Credit Suisse Securities (Europe) Limited	1,853,180	—
UBM PLC	12/29/15	Credit Suisse Securities (Europe) Limited	4,340,597	—
UniCredito	12/28/15	Credit Suisse Securities (Europe) Limited	3,075,149	—
Vinci SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,109,378	—
Vodafone Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	4,530,525	—

Total Buys				$1,655,874

See Notes to Consolidated Schedule of Investments.

65

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Sells
ABB Ltd. REG	12/29/15	Credit Suisse Securities (Europe) Limited	$ 997,255	$—
Allianz SE REG	12/24/15	Credit Suisse Securities (Europe) Limited	1,365,978	—
America Movil ADR	08/03/15	Credit Suisse Securities (Europe) Limited	145,789	—
Banco Santander SA	12/29/15	Credit Suisse Securities (Europe) Limited	1,297,848	—
BASF SE	12/24/15	Credit Suisse Securities (Europe) Limited	2,027,918	—
BT Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	195,312	—
Cap Gemini	12/28/15	Credit Suisse Securities (Europe) Limited	18,785	—
Deutsche Telekom AG	12/24/15	Credit Suisse Securities (Europe) Limited	245,041	—
Distribuidora Internacional	12/29/15	Credit Suisse Securities (Europe) Limited	822,351	—
Faurecia	12/28/15	Credit Suisse Securities (Europe) Limited	1,769,506	—
Fiat Investments NV	02/09/15	Credit Suisse Securities (Europe) Limited	408,459	—
Heineken NV	12/28/15	Credit Suisse Securities (Europe) Limited	296,101	—
iBoxx Liquid High Yield Index	03/20/15	Morgan Stanley Capital Services LLC	1,550,000	(9,380)
iBoxx Liquid High Yield Index	03/20/15	JPMorgan Chase Bank, N.A.	1,500,000	(2,182)
iBoxx Liquid High Yield Index	03/20/15	JPMorgan Chase Bank, N.A.	1,550,000	(2,622)
iShares MSCI Brazil Capped ETF	07/27/15	Credit Suisse Securities (Europe) Limited	174,914	—
KOSPI2 Index	03/12/15	Morgan Stanley Capital Services LLC	145	569,750
Merck KgaA	08/11/15	Morgan Stanley Capital Services LLC	2,215,594	(12,362)
Muenchener Rueckver AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	1,014,120	—
Nestle SA REG	12/29/15	Credit Suisse Securities (Europe) Limited	1,890,070	—
Pernod Ricard SA	12/28/15	Credit Suisse Securities (Europe) Limited	484,403	—
Reed Elsevier NV	12/28/15	Credit Suisse Securities (Europe) Limited	1,017,962	—
Reed Elsevier PLC	12/29/15	Credit Suisse Securities (Europe) Limited	42,381	—
Sainsbury PLC	12/29/15	Credit Suisse Securities (Europe) Limited	711,522	—
SAP AG	12/24/15	Credit Suisse Securities (Europe) Limited	68,203	—
SPDR S&P 500 ETF Trust	12/22/15	Morgan Stanley Capital Services LLC	857,068	(129,331)
Technip SA	12/28/15	Credit Suisse Securities (Europe) Limited	880,117	—
Telecom Italia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	109,091	—
Telefonica Brasil	07/27/15	Credit Suisse Securities (Europe) Limited	359,894	—
Telefonica SA	12/29/15	Credit Suisse Securities (Europe) Limited	3,171,606	—
Teliasonera AB	12/28/15	Credit Suisse Securities (Europe) Limited	141,060	—
Texas Instruments, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	1,135,383	—
Unilever DR	12/28/15	Credit Suisse Securities (Europe) Limited	965,836	—
Unilever PLC	12/29/15	Credit Suisse Securities (Europe) Limited	417,710	—
Veolia Environment	12/28/15	Credit Suisse Securities (Europe) Limited	3,108,379	—
Volkswagen AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,490,044	—

Total Sells				$413,873

Total OTC Total Return Swaps Outstanding				$2,069,747

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2014

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.250%	03/20/17	Credit Suisse (USA) Securities LLC	59,889,000 USD	$(221,695)	$(247,557)	$25,862
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	6,923,000 USD	(60,555)	—	(60,555)

See Notes to Consolidated Schedule of Investments.

66

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.250%	03/18/20	Credit Suisse (USA) Securities LLC	30,343,000 USD	$(542,938)	$(688,270)	$145,332
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(301)	—	(301)
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	8,180,000 USD	(196,620)	—	(196,620)
Pays	Three-Month Libor	3.000%	03/18/25	Credit Suisse (USA) Securities LLC	6,069,000 USD	359,613	333,841	25,772
Pays	Three-Month Libor	3.500%	03/20/45	Credit Suisse (USA) Securities LLC	5,293,000 USD	874,950	855,070	19,880

Total Centrally Cleared Interest Rate Swaps Outstanding						$212,454	$253,084	$(40,630)

OTC Interest Rate Swap Outstanding at December 31, 2014

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI Rate	11.045%	01/02/17	JPMorgan Chase Bank, N.A.	6,898,355 BRL	$(87,671)	$—	$(87,671)

Total OTC Interest Rate Swap Outstanding						$(87,671)	$—	$(87,671)

Abbreviation Legend:
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BRL-CDI	Brazil Interbank Deposit Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
Nasdaq OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange

See Notes to Consolidated Schedule of Investments.

67

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

SFE	ASX Trade24
SGX	Singapore Exchange
SPDR	Standard and Poor’s Depository Receipt
Currency Legend:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

68

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments

December 31, 2014 (Unaudited)

Security Description	Shares	Value

INVESTMENTS IN SECURITIES — 74.7%
COMMON STOCK — 44.6%
Argentina — 0.0%
Iron & Steel — 0.0%
Ternium SA ADR	2,300	$40,572

Total Argentina		40,572

Belgium — 0.1%
Consumer Products — 0.0%
Anheuser-Busch InBev NV	1,630	183,443

Insurance — 0.1%
Ageas	20,381	724,650

Total Belgium		908,093

Bermuda — 0.1%
Insurance — 0.0%
Blue Capital Reinsurance Holdings Ltd.	800	14,200

Transportation & Logistics — 0.1%
Golar LNG Ltd. (a)	14,018	511,236
Teekay Corp.	6,100	310,429

		821,665

Total Bermuda		835,865

Brazil — 0.0%
Banking — 0.0%
Banco Santander Brasil SA ADR	6,200	31,124

Oil, Gas & Coal — 0.0%
Cosan Ltd. A Shares	8,638	66,945

Utilities — 0.0%
Cia Energetica de Minas Gerais ADR	30,000	149,100

Total Brazil		247,169

Canada — 0.2%
Asset Management — 0.0%
Restaurant Brands International (b)	321	12,532

Biotechnology & Pharmaceutical — 0.0%
QLT, Inc. (b)	3,700	14,837

Consumer Products — 0.0%
Cott Corp. (c)	10,800	74,304

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (b)	1,500	17,610

Hardware — 0.0%
Sierra Wireless, Inc. (b)	200	9,478

Media — 0.0%
Points International Ltd. (b)	100	1,279

Metals & Mining — 0.1%
Alamos Gold, Inc. (b)	2,000	14,260
Dominion Diamond Corp. (b),(c)	8,600	154,456
Fortuna Silver Mines, Inc. (b)	500	2,275
IAMGOLD Corp. (b)	2,900	7,830
Kinross Gold Corp. (b),(c)	80,700	227,574
MFC Industrial Ltd.	400	2,832

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Nevsun Resources Ltd.	7,400	$28,786
Silvercorp Metals, Inc.	100	130
Taseko Mines Ltd. (b)	600	618

		438,761

Oil, Gas & Coal — 0.0%
Advantage Oil & Gas Ltd. (b),(c)	5,800	27,782
Encana Corp.	200	2,774
Enerplus Corp.	1,700	16,320
Gran Tierra Energy, Inc. (b),(c)	20,700	79,695
Precision Drilling Corp.	5,300	32,118
TransGlobe Energy Corp. (c)	2,700	11,178

		169,867

Renewable Energy — 0.1%
Canadian Solar, Inc. (b),(c)	28,500	689,415

Waste & Environmental Service Equipment & Facility — 0.0%
Progressive Waste Solutions Ltd. (c)	6,300	189,504

Total Canada		1,617,587

Chile — 0.0%
Real Estate — 0.0%
Parque Arauco SA	37,738	72,379

Total Chile		72,379

China — 1.1%
Asset Management — 0.0%
Noah Holdings Ltd. ADR (b)	100	2,090

Automotive — 0.0%
China Automotive Systems, Inc.	1,900	13,471

Biotechnology & Pharmaceutical — 0.0%
Sinovac Biotech Ltd. (b)	500	2,615

Commercial Services — 0.0%
51job, Inc. ADR (b)	100	3,585

Consumer Services — 0.1%
New Oriental Education & Technology Group, Inc. ADR (b)	23,900	487,799

Design Manufacturing & Distribution — 0.0%
Nam Tai Property, Inc.	500	2,375

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (b)	5,100	171,717

Insurance — 0.0%
CNinsure, Inc. ADR (b)	2,600	17,238

Machinery — 0.0%
Hollysys Automation Technologies Ltd. (b)	200	4,886

Media — 0.5%
Autohome, Inc. ADR (b)	200	7,272
Baidu, Inc. ADR (b)	7,765	1,770,187
Tencent Holdings Ltd.	127,400	1,843,341
Zhaopin Ltd. ADR (b)	840	12,751

		3,633,551

Medical Equipment/Devices — 0.0%
Mindray Medical International Ltd. ADR	6,900	182,160

Metals & Mining — 0.0%
Aluminum Corp. of China Ltd. ADR (b)	100	1,152

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Passenger Transportation — 0.0%
China Southern Airlines Co. Ltd. ADR	700	$16,730
Guangshen Railway Co. Ltd. ADR	200	4,826

		21,556

Real Estate — 0.0%
Xinyuan Real Estate Co. Ltd. ADR	3,000	7,080

Renewable Energy — 0.0%
JA Solar Holdings Co. Ltd. ADR (b)	5,500	45,018
Trina Solar Ltd. ADR (b)	10,500	97,230

		142,248

Retail Discretionary — 0.0%
Alibaba Group Holding Ltd. ADR (b),(d)	2,619	272,219

Software — 0.5%
Changyou.com Ltd. ADR (b)	300	8,208
NetEase, Inc. ADR	400	39,656
Perfect World Co. Ltd. ADR	9,100	143,416
YY, Inc. ADR (a),(b)	52,592	3,278,585

		3,469,865

Total China		8,435,607

Colombia — 0.0%
Oil, Gas & Coal — 0.0%
Pacific Rubiales Energy Corp.	2,514	15,558

Total Colombia		15,558

Czech Republic — 0.0%
Media — 0.0%
Central European Media Enterprises Ltd. A Shares (b)	1,400	4,494

Total Czech Republic		4,494

Denmark — 0.0%
Commercial Services — 0.0%
ISS A/S (b)	8,047	230,972

Total Denmark		230,972

France — 0.2%
Banking — 0.2%
BNP Paribas SA	10,416	614,899
Credit Agricole SA	63,011	813,379
Societe Generale SA	9,536	399,083

Total France		1,827,361

Germany — 1.0%
Automotive — 0.0%
Volkswagen AG (c)	247	53,550

Biotechnology & Pharmaceutical — 0.2%
Merck KGaA	19,356	1,821,561

Health Care Facilities/Services — 0.7%
Fresenius SE & Co. KGaA	103,928	5,403,637

Real Estate — 0.1%
Deutsche Annington Immobilien SE	10,710	363,622
Deutsche Wohnen AG	2,318	54,681

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
GAGFAH SA (b)	11,399	$254,567
LEG Immobilien AG	1,961	146,082

		818,952

Total Germany		8,097,700

Greece — 0.3%
Banking — 0.2%
Alpha Bank AE (b)	981,267	551,219
Eurobank Ergasias SA (b)	2,023,550	452,043
Piraeus Bank SA (b)	406,353	442,166

		1,445,428

Real Estate — 0.1%
Grivalia Properties REIC	35,803	328,802

Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc.	900	12,618
Costamare, Inc.	5,000	88,050
Diana Shipping, Inc. (b)	3,300	22,143
Safe Bulkers, Inc.	1,800	7,038
StealthGas, Inc. (b)	1,500	9,465

		139,314

Total Greece		1,913,544

Hong Kong — 0.1%
Gaming, Lodging & Restaurants — 0.0%
Sands China Ltd.	78,400	382,163

Insurance — 0.1%
AIA Group Ltd.	78,400	432,412

Total Hong Kong		814,575

Ireland — 0.4%
Biotechnology & Pharmaceutical — 0.3%
Shire PLC ADR	10,152	2,157,706

Insurance — 0.0%
XL Group PLC	7,600	261,212

Medical Equipment/Devices — 0.0%
Trinity Biotech PLC ADR	600	10,506

Real Estate — 0.1%
Hibernia REIT PLC (b)	270,400	355,009

Software — 0.0%
King Digital Entertainment PLC	16,500	253,440

Total Ireland		3,037,873

Israel — 0.6%
Banking — 0.1%
Israel Discount Bank Ltd. A Shares (b)	281,000	448,631

Biotechnology & Pharmaceutical — 0.4%
Teva Pharmaceutical Industries Ltd. ADR (d)	58,608	3,370,546

Electrical Equipment — 0.0%
Orbotech Ltd. (b)	4,600	68,080

Hardware — 0.0%
Ceragon Networks Ltd. (b)	300	303
Radware Ltd. (b)	2,200	48,444

		48,747

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (b)	200	$1,866

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (b)	600	6,234
Tower Semiconductor Ltd. (b)	6,200	82,646

		88,880

Software — 0.1%
Check Point Software Technologies Ltd. (b)	2,400	188,568
Cimatron Ltd. (b)	200	1,766
CyberArk Software Ltd. (b)	1,700	67,405
NICE-Systems Ltd. ADR	100	5,065
Sapiens International Corp. NV (b)	100	737

		263,541

Technology Services — 0.0%
ClickSoftware Technologies Ltd. (b)	100	718
Magic Software Enterprises Ltd.	600	3,570

		4,288

Total Israel		4,294,579

Italy — 0.4%
Asset Management — 0.1%
Anima Holding SpA (b)	105,826	532,387

Banking — 0.3%
Banca Generali SpA	13,000	361,571
Banca Popolare di Milano Scarl (b),(d)	2,313,972	1,507,398
FinecoBank SpA (b)	92,575	521,604

		2,390,573

Home & Office Products — 0.0%
De’ Longhi SpA	3,344	60,386

Technology Services — 0.0%
Cerved Information Solutions SpA (b)	16,003	84,511

Total Italy		3,067,857

Japan — 2.2%
Automotive — 0.6%
Aisin Seiki Co. Ltd.	500	17,964
Honda Motor Co. Ltd.	200	5,868
Honda Motor Co. Ltd. ADR	300	8,856
Mazda Motor Corp.	111,000	2,665,728
Toyota Motor Corp. (a)	28,400	1,769,813

		4,468,229

Banking — 0.4%
Mitsubishi UFJ Financial Group, Inc.	486,900	2,675,138
Mizuho Financial Group, Inc.	5,300	8,884
Shinsei Bank Ltd.	236,000	410,738
Sumitomo Mitsui Financial Group, Inc.	200	7,231
Sumitomo Mitsui Financial Group, Inc. ADR (c)	6,100	44,408

		3,146,399

Distributors—Consumer Staples — 0.2%
Mitsubishi Corp. (a)	90,600	1,657,990

Electrical Equipment — 0.4%
Daikin Industries Ltd. (a)	15,700	1,006,747

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Hitachi Ltd.	116,000	$856,169
Mitsubishi Heavy Industries Ltd.	261,000	1,440,351

		3,303,267

Hardware — 0.0%
Sony Corp. ADR	100	2,047

Institutional Financial Service — 0.0%
Daiwa Securities Group, Inc.	1,000	7,830

Insurance — 0.1%
Tokio Marine Holdings, Inc.	15,500	503,404

Machinery — 0.2%
Kubota Corp.	107,786	1,564,489

Passenger Transportation — 0.0%
Japan Airlines Co. Ltd.	800	23,719

Real Estate — 0.2%
Mitsubishi Estate Co. Ltd.	16,000	337,134
Mitsui Fudosan Co. Ltd.	20,000	536,311
Sumitomo Realty & Development Co. Ltd.	13,000	442,899

		1,316,344

Specialty Finance — 0.0%
Orix Corp. ADR	100	6,253

Telecommunications — 0.1%
Nippon Telegraph & Telephone Corp.	24,600	1,256,632

Total Japan		17,256,603

Jersey — 0.0%
Metals & Mining — 0.0%
Randgold Resources Ltd. ADR	1,300	87,633

Total Jersey		87,633

Luxembourg — 0.0%
Commercial Services — 0.0%
Atento SA (b)	100	1,045

Total Luxembourg		1,045

Mexico — 0.2%
Banking — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	394	2,168

Engineering & Construction Services — 0.1%
OHL Mexico SAB de CV (b)	65,590	121,589

Gaming, Lodging & Restaurants — 0.0%
Hoteles City Express SAB de CV (b)	24,882	39,261

Real Estate — 0.1%
Corp. Inmobiliaria Vesta SAB de CV	31,412	62,339
Mexico Real Estate Management SA de CV	5,968	10,222
Prologis Property Mexico SA de CV	26,289	48,627

		121,188

Specialty Finance — 0.0%
Concentradora Hipotecaria SAPI de CV (b)	38,797	64,663

Total Mexico		348,869

Netherlands — 0.5%
Banking — 0.1%
ING Groep NV CVA (b)	72,750	939,905

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Insurance — 0.2%
Aegon NV	15,268	$114,510
Delta Lloyd NV	51,908	1,141,475

		1,255,985

Media — 0.0%
Yandex NV A Shares (b)	1,800	32,328

Medical Equipment/Devices — 0.0%
Koninklijke Philips NV	100	2,900

Oil, Gas & Coal — 0.0%
Royal Dutch Shell PLC ADR	4,900	328,055

Specialty Finance — 0.2%
AerCap Holdings NV (b)	43,693	1,696,162

Total Netherlands		4,255,335

Norway — 0.1%
Oil, Gas & Coal — 0.1%
North Atlantic Drilling Ltd.	500	815
Seadrill Ltd.	16,800	200,592
Statoil ASA ADR	26,500	466,665

Total Norway		668,072

Poland — 0.1%
Banking — 0.1%
Alior Bank SA (b)	23,977	525,680

Total Poland		525,680

Portugal — 0.0%
Telecommunications — 0.0%
Portugal Telecom SGPS SA ADR	2,500	2,650

Total Portugal		2,650

Puerto Rico — 0.0%
Banking — 0.0%
First BanCorp (b)	3,100	18,197
Popular, Inc. (b)	700	23,835

		42,032

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (b)	1,300	31,083

Total Puerto Rico		73,115

Republic of Korea — 0.0%
Automotive — 0.0%
Hyundai Motor Co.	266	40,633

Hardware — 0.0%
Samsung Electronics Co. Ltd.	102	122,629

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (b)	600	7,794

Telecommunications — 0.0%
KT Corp. ADR (b)	200	2,824

Utilities — 0.0%
Korea Electric Power Corp. ADR (b)	5,900	114,224

Total Republic of Korea		288,104

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Singapore — 0.0%
Real Estate — 0.0%
Ascendas Real Estate Investment Trust	4,491	$8,056
CapitaCommercial Trust	11,000	14,523
CapitaMall Trust	3,000	4,606
Mapletree Logistics Trust	9,857	8,801
Suntec Real Estate Investment Trust	4,000	5,917

		41,903

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (b)	9,100	131,586

Total Singapore		173,489

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR	12,600	57,078
Harmony Gold Mining Co. Ltd. ADR (b)	10,300	19,467

		76,545

Oil, Gas & Coal — 0.0%
Sasol Ltd. ADR	1,500	56,955
Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (b)	14,900	169,860

Total South Africa		303,360

Spain — 0.0%
Banking — 0.0%
Banco Bilbao Vizcaya Argentaria SA ADR	600	5,634
Banco Santander SA ADR	32	267

		5,901

Biotechnology & Pharmaceutical — 0.0%
Grifols SA ADR	3,400	115,566

Utilities — 0.0%
Abengoa Yield plc	100	2,732

Total Spain		124,199

Sweden — 0.0%
Telecommunications — 0.0%
Com Hem Holding AB (b)	8,099	65,452

Total Sweden		65,452

Switzerland — 1.1%
Asset Management — 0.6%
Julius Baer Group Ltd.	8,178	373,391
UBS Group AG	226,821	3,898,985

		4,272,376

Biotechnology & Pharmaceuticals — 0.4%
Novartis AG (d)	34,000	3,153,278
Roche Holding AG (c)	674	182,615

		3,335,893

Electrical Equipment — 0.0%
TE Connectivity Ltd.	3,100	196,075

Hardware — 0.0%
Logitech International SA	100	1,343

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Insurance — 0.1%
Swiss Life Holding AG	1,494	$353,109

Retail Discretionary — 0.0%
Dufry AG (b)	767	114,639

Specialty Finance — 0.0%
Cembra Money Bank AG	2,080	114,325

Transportation & Logistics — 0.0%
Flughafen Zuerich AG	331	221,360

Total Switzerland		8,609,120

Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd.	3,200	74,624
Silicon Motion Technology Corp. ADR	500	11,825

Total Taiwan		86,449

United Kingdom — 1.9%
Biotechnology & Pharmaceutical — 0.0%
GlaxoSmithKline PLC ADR	4,600	196,604

Commercial Services — 0.0%
SSP Group PLC (b)	17,019	78,251

Insurance — 0.1%
Aviva PLC ADR	6,400	95,360
Prudential PLC ADR	37	1,708
St James’s Place PLC	46,140	581,774

		678,842

Media — 1.3%
Liberty Global PLC (a),(b)	160,835	7,769,939
Liberty Global PLC A Shares (b)	48,808	2,450,406

		10,220,345

Medical Equipment/Devices — 0.1%
Smith & Nephew PLC ADR	10,700	393,118

Oil, Gas & Coal — 0.1%
BP PLC ADR (c)	16,600	632,792

Real Estate — 0.1%
Kennedy Wilson Europe Real Estate PLC	60,087	988,025

Recreation Facilities & Services — 0.0%
Manchester United PLC Class A (b)	1,000	15,900

Semiconductors — 0.1%
ARM Holdings PLC ADR (d)	13,121	607,502

Telecommunications — 0.1%
BT Group PLC ADR	200	12,398
Vodafone Group PLC ADR (c)	28,800	984,096

		996,494

Transportation & Logistics — 0.0%
Navigator Holdings Ltd. (b)	500	10,530

Total United Kingdom		14,818,403

United States — 34.0%
Aerospace & Defense — 0.3%
Aerovironment, Inc. (b)	800	21,800
Alliant Techsystems, Inc. (c)	1,800	209,250
Ducommun, Inc. (b)	100	2,528

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Exelis, Inc. (c)	29,000	$508,370
General Dynamics Corp.	600	82,572
Huntington Ingalls Industries, Inc.	400	44,984
L-3 Communications Holdings, Inc.	1,700	214,557
Moog, Inc. Class A (b)	100	7,403
Orbital Sciences Corp. (b)	6,700	180,163
Precision Castparts Corp. (c),(d)	1,828	440,329
Spirit AeroSystems Holdings, Inc. Class A (b),(c)	3,400	146,336
TransDigm Group, Inc. (c)	1,800	353,430

		2,211,722

Apparel & Textile Products — 0.0%
Columbia Sportswear Co.	100	4,454
Perry Ellis International, Inc. (b),(c)	3,200	82,976
Skechers U.S.A., Inc. Class A (b),(c)	2,500	138,125

		225,555

Asset Management — 1.1%
American Capital Ltd. (b),(c)	63,900	933,579
Apollo Investment Corp.	20,600	152,852
Ares Capital Corp. (c)	56,700	884,804
BlackRock Kelso Capital Corp. (c)	17,400	142,680
Caesars Acquisition Co. Class A (b)	500	5,155
Calamos Asset Management, Inc. Class A	500	6,660
Carlyle Group LP (c)	3,482	95,755
Charles Schwab Corp. (a)	137,438	4,149,253
Fidus Investment Corp.	3,800	56,430
Fifth Street Finance Corp.	5,200	41,652
Firsthand Technology Value Fund, Inc.	300	5,595
Garrison Capital, Inc. (c)	1,700	24,548
Gladstone Capital Corp. (c)	4,500	37,215
Gladstone Investment Corp.	4,900	34,300
Horizon Technology Finance Corp.	1,400	19,586
Janus Capital Group, Inc.	25,700	414,541
KCAP Financial, Inc.	10,100	68,882
Legg Mason, Inc. (c)	10,800	576,396
Medallion Financial Corp. (c)	10,500	105,105
MVC Capital, Inc.	1,000	9,830
OHA Investment Corp. (c)	3,000	14,070
PennantPark Investment Corp. (c)	22,300	212,519
Solar Capital Ltd.	9,400	169,294
Solar Senior Capital Ltd.	2,400	35,928
Stellus Capital Investment Corp.	100	1,178
THL Credit, Inc.	1,600	18,816
TICC Capital Corp. (c)	19,500	146,835
TPG Specialty Lending, Inc.	100	1,682
Triangle Capital Corp.	1,300	26,377
WhiteHorse Finance, Inc. (c)	1,900	21,945

		8,413,462

Automotive — 0.1%
American Axle & Manufacturing Holdings, Inc. (b)	100	2,259
BorgWarner, Inc. (c),(d)	7,729	424,709
Johnson Controls, Inc. (c)	3,100	149,854
Lear Corp.	100	9,808
Modine Manufacturing Co. (b)	400	5,440
Motorcar Parts of America, Inc. (b)	100	3,109
Tenneco, Inc. (b)	700	39,627

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Tower International, Inc. (b),(c)	2,900	$74,095
Visteon Corp. (b)	500	53,430

		762,331

Banking — 2.3%
Arrow Financial Corp. (c)	302	8,302
Astoria Financial Corp.	1,500	20,040
Bancorp, Inc. (b)	1,900	20,691
Bank Mutual Corp.	3,400	23,324
BankUnited, Inc. (c)	22,700	657,619
BBCN Bancorp, Inc.	800	11,504
Beneficial Mutual Bancorp, Inc. (b),(c)	29,839	366,125
Blue Hills Bancorp, Inc. (b)	3,300	44,814
BNC Bancorp	100	1,721
Boston Private Financial Holdings, Inc.	3,400	45,798
Cathay General Bancorp	900	23,031
Centerstate Banks, Inc.	1,129	13,446
Central Pacific Financial Corp.	1,300	27,950
Charter Financial Corp.	1,800	20,610
Chemical Financial Corp. (c)	2,600	79,664
Citigroup, Inc. (a),(c)	80,952	4,380,313
City Holding Co.	600	27,918
Clifton Bancorp, Inc.	100	1,359
Comerica, Inc. (c)	37,600	1,761,184
Cullen/Frost Bankers, Inc.	300	21,192
Dime Community Bancshares, Inc.	1,000	16,280
East West Bancorp, Inc. (c)	6,900	267,099
EverBank Financial Corp. (c)	27,000	514,620
Farmers Capital Bank Corp. (b)	100	2,329
Fidelity Southern Corp.	1,700	27,387
Fifth Third Bancorp (c)	3,700	75,388
Financial Institutions, Inc.	200	5,030
First Busey Corp.	1,100	7,161
First Citizens BancShares, Inc. Class A (c)	3,200	808,928
First Financial Northwest, Inc.	200	2,408
First Interstate BancSystem, Inc. Class A	2,700	75,114
First Republic Bank (c)	8,000	416,960
First Security Group, Inc. (b)	1,400	3,164
Franklin Financial Corp. (b)	400	8,472
HomeTrust Bancshares, Inc. (b)	1,000	16,660
Hudson City Bancorp, Inc.	3,300	33,396
Hudson Valley Holding Corp.	1,400	38,024
Independent Bank Corp.	1,400	18,270
Independent Bank Group, Inc.	300	11,718
JPMorgan Chase & Co. (c)	1,400	87,612
Legacy Texas Financial Group	400	9,540
Meridian Bancorp, Inc. (b),(c)	5,000	56,100
National Bank Holdings Corp. Class A	200	3,882
National Bankshares, Inc.	200	6,078
NewBridge Bancorp (b)	100	871
Old National Bancorp (c)	900	13,392
Oritani Financial Corp.	1,100	16,940
Pacific Premier Bancorp, Inc. (b)	300	5,199
Park Sterling Corp.	200	1,470
PNC Financial Services Group, Inc. (c)	18,600	1,696,878
Preferred Bank	500	13,945
Prosperity Bancshares, Inc.	300	16,608
Provident Financial Holdings, Inc.	200	3,026
Renasant Corp.	500	14,465
S&T Bancorp, Inc.	300	8,943
Signature Bank (b)	300	37,788
Southwest Bancorp, Inc.	2,200	38,192

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Square 1 Financial, Inc. (b)	300	$7,410
State Bank Financial Corp.	1,300	25,974
Sterling Bancorp	9,500	136,610
Stock Yards Bancorp, Inc.	100	3,334
Sun Bancorp, Inc. (b)	20	388
Susquehanna Bancshares, Inc.	300	4,029
SVB Financial Group (b)	500	58,035
Talmer Bancorp, Inc. Class A (c)	28,200	395,928
TCF Financial Corp.	3,400	54,026
TFS Financial Corp.	48	714
Towne Bank (c)	1,100	16,632
Trico Bancshares	1,000	24,700
TriState Capital Holdings, Inc. (b),(c)	3,100	31,744
TrustCo Bank Corp.	1,200	8,712
United Community Banks, Inc.	100	1,894
United Community Financial Corp.	100	537
Wells Fargo & Co. (c)	74,709	4,095,547
WesBanco, Inc.	1,400	48,720
Western Alliance Bancorp (b)	1,100	30,580
Westfield Financial, Inc.	900	6,606
Wilshire Bancorp, Inc.	1,700	17,221
Yadkin Financial Corp. (b)	300	5,895
Zions BanCorp. (c)	41,300	1,177,463

		18,088,641

Biotechnology & Pharmaceuticals — 7.7%
AbbVie, Inc. (c)	9,135	597,794
Achillion Pharmaceuticals, Inc. (a),(b)	11,631	142,480
Actavis PLC (a),(b)	18,341	4,721,157
Alexion Pharmaceuticals, Inc. (b),(c),(d)	10,300	1,905,809
Alimera Sciences, Inc. (b)	300	1,662
Allergan, Inc.	33,186	7,055,012
Amicus Therapeutics, Inc. (b),(c)	800	6,656
Anacor Pharmaceuticals, Inc. (b)	600	19,350
ArQule, Inc. (b)	1,000	1,220
BioCryst Pharmaceuticals, Inc. (b)	600	7,296
BioSpecifics Technologies Corp. (b)	200	7,724
Cambrex Corp. (b)	1,800	38,916
Celgene Corp. (b),(d)	11,400	1,275,204
Cempra, Inc. (b)	600	14,106
Depomed, Inc. (b),(c)	10,900	175,599
Dyax Corp. (b),(c)	22,000	309,320
Emergent Biosolutions, Inc. (b)	100	2,723
Endo International PLC (a),(b)	53,350	3,847,602
Enzon Pharmaceuticals, Inc. (b)	100	109
Geron Corp. (b)	3,400	11,050
Gilead Sciences, Inc. (a),(b),(d)	50,567	4,766,445
Hospira, Inc. (b)	4,100	251,125
Incyte Corp. (b),(c)	17,200	1,257,492
Lannett Co., Inc. (b)	800	34,304
Ligand Pharmaceuticals, Inc. (b)	400	21,284
Mallinckrodt PLC (a),(b),(c),(d)	87,092	8,624,721
Medivation, Inc. (a),(b),(c),(d)	34,600	3,446,506
Merrimack Pharmaceuticals, Inc. (b),(c)	8,800	99,440
Momenta Pharmaceuticals, Inc. (b)	500	6,020
Mylan, Inc. (a),(b),(c),(d)	22,000	1,240,140
NewLink Genetics Corp. (b)	200	7,950
Omega Protein Corp. (b)	1,100	11,627
Omeros Corp. (b)	1,900	47,082
Pfizer, Inc. (a),(c),(d)	109,482	3,410,364
Phibro Animal Health Corp. Class A (c)	1,800	56,790
Pozen, Inc. (b)	300	2,400

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Puma Biotechnology, Inc. (b)	100	$18,927
Receptos, Inc. (b)	600	73,506
Rigel Pharmaceuticals, Inc. (b),(c)	3,300	7,491
Salix Pharmaceuticals Ltd. (b),(c),(d)	66,524	7,646,269
SciClone Pharmaceuticals, Inc. (b),(c)	4,100	35,916
Sorrento Therapeutics, Inc. (b)	100	1,007
Sucampo Pharmaceuticals, Inc. Class A (b)	300	4,284
Sunesis Pharmaceuticals, Inc. (b),(c)	2,500	6,375
Targacept, Inc. (b),(c)	5,465	14,373
USANA Health Sciences, Inc. (b)	900	92,331
Valeant Pharmaceuticals International, Inc. (b),(c),(d)	60,199	8,615,079
Vical, Inc. (b)	300	315
XenoPort, Inc. (b)	2,700	23,679
XOMA Corp. (b)	300	1,077
Zoetis, Inc. (c),(d)	32,000	1,376,960

		61,342,068

Chemicals — 0.2%
Air Products & Chemicals, Inc.	118	17,019
Cabot Corp.	100	4,386
Calgon Carbon Corp. (b)	1,600	33,248
Cytec Industries, Inc.	1,396	64,453
Innophos Holdings, Inc.	600	35,070
Intrepid Potash, Inc. (b),(c)	5,900	81,892
Kraton Performance Polymers, Inc. (b)	600	12,474
Lydall, Inc. (b)	100	3,282
LyondellBasell Industries NV Class A	7,900	627,181
Mosaic Co. (c)	4,000	182,600
OM Group, Inc. (c)	2,700	80,460
Rockwood Holdings, Inc. (c)	6,300	496,440
Stepan Co.	1,100	44,088
Westlake Chemical Corp.	100	6,109

		1,688,702

Commercial Services — 0.2%
ARC Document Solutions, Inc. (b)	2,500	25,550
Barrett Business Services, Inc.	100	2,740
Brink’s Co.	2,200	53,702
CBIZ, Inc. (b)	200	1,712
CDK Global, Inc.	653	26,616
Civeo Corp.	900	3,699
Collectors Universe, Inc.	800	16,688
Computer Task Group, Inc. (c)	3,700	35,261
Courier Corp.	100	1,492
CRA International, Inc. (b),(c)	2,300	69,736
Ennis, Inc.	100	1,347
FTI Consulting, Inc. (b),(c)	3,100	119,753
Hackett Group, Inc.	200	1,758
Heidrick & Struggles International, Inc.	200	4,610
Huron Consulting Group, Inc. (b)	100	6,839
Insperity, Inc.	1,400	47,446
Intersections, Inc. (c)	1,300	5,083
KAR Auction Services, Inc.	8,000	277,200
Navigant Consulting, Inc. (b)	2,000	30,740
PRGX Global, Inc. (b)	1,700	9,724
Resources Connection, Inc.	100	1,645
ServiceMaster Global Holdings, Inc. (b),(c)	2,300	61,571
Towers Watson & Co. Class A (c)	4,600	520,582
TrueBlue, Inc. (b),(c)	2,000	44,500
Viad Corp.	100	2,666

		1,372,660

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Construction Materials — 0.1%
Continental Building Products, Inc. (b),(c)	3,200	$56,736
Eagle Materials, Inc.	1,700	129,251
Headwaters, Inc. (b),(c)	900	13,491
MDU Resources Group, Inc.	3,700	86,950
Trex Co., Inc. (b)	1,100	46,838
Vulcan Materials Co.	1,300	85,449

		418,715

Consumer Products — 0.3%
Archer-Daniels-Midland Co.	300	15,600
Central Garden and Pet Co. Class A (b)	1,500	14,325
Chiquita Brands International, Inc. (b)	2,400	34,704
Coca-Cola Enterprises, Inc.	1,931	85,389
Coty, Inc. Class A (b),(c)	19,900	411,134
Female Health Co.	200	784
Herbalife Ltd.	700	26,390
Inventure Foods, Inc. (b),(c)	1,600	20,384
John B Sanfilippo & Son, Inc. (b)	400	18,200
Mead Johnson Nutrition Co. (d)	6,774	681,058
Molson Coors Brewing Co. Class B	758	56,486
Mondelez International, Inc. Class A (c)	6,318	229,501
Philip Morris International, Inc. (c)	4,900	399,105
Pilgrim’s Pride Corp. (b),(c)	5,800	190,182
Vector Group Ltd. (c)	2,850	60,734

		2,243,976

Consumer Services — 0.1%
American Public Education, Inc. (b),(c)	3,600	132,732
Apollo Education Group, Inc. (b),(c)	6,400	218,304
Bridgepoint Education, Inc. (b)	1,900	21,508
Career Education Corp. (b)	300	2,088
Corinthian Colleges, Inc. (b)	200	13
Grand Canyon Education, Inc. (b),(c)	3,900	181,974
ITT Educational Services, Inc. (b)	100	961
K12, Inc. (b)	100	1,187
Universal Technical Institute, Inc.	100	984

		559,751

Containers & Packaging — 0.2%
Berry Plastics Group, Inc. (b),(c)	35,800	1,129,490
Crown Holdings, Inc. (b)	1,300	66,170
Owens-Illinois, Inc. (b)	1,200	32,388
Sealed Air Corp. (c)	6,400	271,552

		1,499,600

Design Manufacturing & Distribution — 0.1%
Flextronics International Ltd. (b),(c)	44,900	501,982
Jabil Circuit, Inc.	7,100	154,993
Plexus Corp. (b)	1,200	49,452

		706,427

Distributors—Consumer Staples — 0.0%
Andersons, Inc.	1,300	69,082
Core-Mark Holding Co., Inc.	200	12,386

		81,468

Distributors—Discretionary — 0.0%
Ingram Micro, Inc. Class A (b)	4,800	132,672

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Insight Enterprises, Inc. (b)	700	$18,123
ScanSource, Inc. (b)	200	8,032

		158,827

Electrical Equipment — 0.9%
Acuity Brands, Inc.	2,300	322,161
Allegion PLC	9,715	538,794
Argan, Inc.	100	3,364
Checkpoint Systems, Inc. (b)	4,300	59,039
China Recycling Energy Corp. (b)	400	301
Emerson Electric Co.	100	6,173
General Electric Co.	9,139	230,943
Global Power Equipment Group, Inc.	100	1,381
Houston Wire & Cable Co.	100	1,195
Ingersoll-Rand PLC	45,678	2,895,528
Itron, Inc. (b)	200	8,458
Keysight Technologies, Inc. (b),(c),(d)	92,700	3,130,479
OSI Systems, Inc. (b)	100	7,077
Rockwell Automation, Inc.	300	33,360

		7,238,253

Engineering & Construction Services — 0.3%
AECOM Technology Corp. (b),(c)	19,020	577,637
Chicago Bridge & Iron Co. NV	100	4,198
Comfort Systems USA, Inc.	900	15,408
Dycom Industries, Inc. (b)	500	17,545
Fluor Corp. (c)	7,500	454,725
Great Lakes Dredge & Dock Corp. (b)	100	856
Jacobs Engineering Group, Inc. (b),(c)	20,000	893,800
KBR, Inc. (c)	30,100	510,195
Kimball International, Inc. Class B	700	6,384
MYR Group, Inc. (b)	400	10,960
Orion Marine Group, Inc. (b),(c)	4,300	47,515
Quanta Services, Inc. (b)	400	11,356
Team, Inc. (b)	200	8,092
Tutor Perini Corp. (b)	500	12,035

		2,570,706

Forest & Paper Products — 0.0%
Domtar Corp.	2,600	104,572
Mercer International, Inc. (b),(c)	7,900	97,091

		201,663

Gaming, Lodging & Restaurants — 1.1%
Belmond Ltd. Class A (b)	800	9,896
BJ’s Restaurants, Inc. (b)	500	25,105
Bloomin’ Brands, Inc. (b),(c)	29,700	735,372
Bravo Brio Restaurant Group, Inc. (b)	3,400	47,294
Buffalo Wild Wings, Inc. (b),(c)	3,400	613,292
Carnival Corp.	1,200	54,396
Carnival PLC ADR	400	17,996
Chipotle Mexican Grill, Inc. (b),(c)	1,100	752,961
Churchill Downs, Inc. (c)	2,300	219,190
Cracker Barrel Old Country Store, Inc.	400	56,304
Denny’s Corp. (b),(c)	29,700	306,207
Diamond Resorts International, Inc. (b),(c)	1,700	47,430
DineEquity, Inc.	3,000	310,920
Domino’s Pizza, Inc. (c)	9,200	866,364
Dunkin’ Brands Group, Inc. (c)	4,400	187,660
Hyatt Hotels Corp. Class A (b),(c)	3,200	192,672
Isle of Capri Casinos, Inc. (b),(c)	2,700	22,599

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Jack in the Box, Inc.	1,200	$95,952
Jamba, Inc. (b)	100	1,509
La Quinta Holdings, Inc. (b)	20,200	445,612
Marriott International, Inc. Class A (c)	17,300	1,349,919
MGM Resorts International (b),(c)	12,700	271,526
Morgans Hotel Group Co. (b),(c)	4,000	31,360
Noodles & Co. (b)	300	7,905
Papa John’s International, Inc.	1,700	94,860
Penn National Gaming, Inc. (b),(c)	14,500	199,085
Popeyes Louisiana Kitchen, Inc. (b)	1,400	78,778
Potbelly Corp. (b)	300	3,861
Red Robin Gourmet Burgers, Inc. (b),(c)	800	61,580
Ruby Tuesday, Inc. (b)	4,000	27,360
Ruth’s Hospitality Group, Inc. (c)	1,200	18,000
Starwood Hotels & Resorts Worldwide, Inc. (c)	5,900	478,313
Wynn Resorts Ltd. (c)	9,900	1,472,724

		9,104,002

Hardware — 0.6%
Apple, Inc. (c),(d)	3,580	395,160
Brocade Communications Systems, Inc.	5,500	65,120
CommScope Holding Co., Inc. (b),(c)	3,200	73,056
Comtech Telecommunications Corp. (c)	1,100	34,672
Daktronics, Inc.	200	2,502
Dolby Laboratories, Inc. Class A (b),(c)	4,200	181,104
F5 Networks, Inc. (b)	300	39,140
Harris Corp.	800	57,456
Hutchinson Technology, Inc. (b)	4,000	14,000
Imation Corp. (b)	900	3,411
Immersion Corp. (b),(c)	1,200	11,364
Juniper Networks, Inc.	2,300	51,336
Knowles Corp. (b)	1,200	28,260
Mercury Systems, Inc. (b)	2,700	37,584
PC-Tel, Inc.	800	6,928
Pitney Bowes, Inc.	100	2,437
QLogic Corp. (b),(c)	14,300	190,476
Sanmina Corp. (b),(c)	600	14,118
Seagate Technology PLC	19,700	1,310,050
ShoreTel, Inc. (b)	2,200	16,170
Skullcandy, Inc. (b)	500	4,595
Super Micro Computer, Inc. (b)	1,200	41,856
Telenav, Inc. (b),(c)	400	2,668
TiVo, Inc. (b)	100	1,184
VeriFone Systems, Inc. (b)	400	14,880
ViaSat, Inc. (b)	2,700	170,181
Vicor Corp. (b)	500	6,050
VOXX International Corp. (b),(c)	1,700	14,892
Westell Technologies, Inc. Class A (b)	100	150
Western Digital Corp.	16,600	1,837,620

		4,628,420

Health Care Facilities/Services — 1.8%
Amedisys, Inc. (b),(c)	1,900	55,765
AmerisourceBergen Corp.	600	54,096
Bio-Reference Laboratories, Inc. (b)	700	22,491
Cardinal Health, Inc. (c),(d)	22,900	1,848,717
Cigna Corp.	500	51,455
Covance, Inc. (b),(c)	200	20,768
Digirad Corp. (c)	2,000	8,720
Five Star Quality Care, Inc. (b)	1,300	5,395
Genomic Health, Inc. (b),(c)	400	12,788
Gentiva Health Services, Inc. (b),(c)	600	11,430

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
HCA Holdings, Inc. (b),(c)	35,253	$2,587,218
Health Net, Inc. (b)	500	26,765
Healthways, Inc. (b)	1,200	23,856
IPC Healthcare, Inc. (b)	900	41,301
Laboratory Corp. of America Holdings (a),(b),(d)	20,700	2,233,530
Magellan Health, Inc. (b)	200	12,006
McKesson Corp. (a),(c),(d)	9,700	2,013,526
Omnicare, Inc. (a),(d)	46,120	3,363,531
Premier, Inc. Class A (b)	400	13,412
Quintiles Transnational Holdings, Inc. (b)	300	17,661
RadNet, Inc. (b),(c)	2,200	18,788
Select Medical Holdings Corp. (c)	2,100	30,240
Skilled Healthcare Group, Inc. Class A (b)	2,800	23,996
Universal American Corp. (b)	200	1,856
Universal Health Services, Inc. Class B (a),(c),(d)	18,200	2,024,932

		14,524,243

Home & Office Products — 0.2%
ACCO Brands Corp. (b),(c)	6,200	55,862
American Woodmark Corp. (b),(c)	1,400	56,616
Armstrong World Industries, Inc. (b)	100	5,112
Blount International, Inc. (b)	1,300	22,841
Century Communities, Inc. (b)	300	5,184
Griffon Corp.	100	1,330
Herman Miller, Inc.	1,000	29,430
Masco Corp. (c)	32,900	829,080
PulteGroup, Inc.	6,200	133,052
Select Comfort Corp. (b),(c)	5,000	135,150
Toll Brothers, Inc. (b),(c)	3,700	126,799
Whirlpool Corp. (c),(d)	3,055	591,876

		1,992,332

Industrial Services — 0.2%
Furmanite Corp. (b),(c)	2,300	17,986
HD Supply Holdings, Inc. (b),(c)	52,890	1,559,726
WESCO International, Inc. (b)	100	7,621

		1,585,333

Institutional Financial Service — 0.1%
Greenhill & Co., Inc.	3,600	156,960
INTL. FCStone, Inc. (b)	300	6,171
Investment Technology Group, Inc. (b)	1,700	35,394
Moelis & Co. Class A (c)	3,100	108,283
Northern Trust Corp. (c)	6,471	436,145
Raymond James Financial, Inc.	7,400	423,946

		1,166,899

Insurance — 1.2%
Aflac, Inc. (c)	4,000	244,360
Allied World Assurance Co. Holdings AG	100	3,792
Allstate Corp. (c)	6,000	421,500
Ambac Financial Group, Inc. (b)	200	4,900
American International Group, Inc.	36,700	2,055,567
Ameriprise Financial, Inc. (c)	5,100	674,475
AMERISAFE, Inc.	100	4,236
Assured Guaranty Ltd.	58,900	1,530,811
Employers Holdings, Inc. (c)	3,000	70,530
Genworth Financial, Inc. Class A (b),(c)	42,200	358,700
Hanover Insurance Group, Inc.	100	7,132
Hartford Financial Services Group, Inc. (c)	23,600	983,884
Lincoln National Corp.	100	5,767

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Maiden Holdings Ltd.	3,100	$39,649
OneBeacon Insurance Group Ltd. Class A	400	6,480
Primerica, Inc. (c)	8,601	466,690
Principal Financial Group, Inc. (c)	7,900	410,326
Progressive Corp.	4,000	107,960
Prudential Financial, Inc. (c)	4,200	379,932
RPX Corp. (b)	3,500	48,230
Selective Insurance Group, Inc. (c)	1,200	32,604
State Auto Financial Corp.	882	19,598
Symetra Financial Corp.	200	4,610
Third Point Reinsurance Ltd. (b)	4,900	71,001
United Insurance Holdings Corp.	100	2,195
Universal Insurance Holdings, Inc.	4,000	81,800
Unum Group	100	3,488
Voya Financial, Inc. (c)	41,400	1,754,532

		9,794,749

Leisure Products — 0.0%
Black Diamond, Inc. (b)	900	7,875
Fox Factory Holding Corp. (b)	200	3,246
JAKKS Pacific, Inc. (b)	100	680

		11,801

Machinery — 0.1%
Altra Industrial Motion Corp.	600	17,034
China Yuchai International Ltd.	1,800	34,200
CIRCOR International, Inc.	2,000	120,560
Flowserve Corp.	1,900	113,677
Graham Corp.	100	2,877
Intevac, Inc. (b),(c)	400	3,108
Joy Global, Inc. (c)	6,800	316,336
Parker-Hannifin Corp. (c)	200	25,790
Rofin-Sinar Technologies, Inc. (b),(c)	3,300	94,941
Xerium Technologies, Inc. (b)	400	6,312

		734,835

Manufactured Goods — 0.0%
Aegion Corp. (b),(c)	1,500	27,915
Chart Industries, Inc. (b),(c)	2,900	99,180
Dynamic Materials Corp.	200	3,204
Gibraltar Industries, Inc. (b)	100	1,626

		131,925

Media — 3.2%
AOL, Inc. (b)	1,000	46,170
Bankrate, Inc. (b)	600	7,458
Bazaarvoice, Inc. (b)	200	1,608
Blucora, Inc. (b)	100	1,385
Boingo Wireless, Inc. (b)	3,300	25,311
Charter Communications, Inc. Class A (a),(b)	10,667	1,777,335
Clear Channel Outdoor Holdings, Inc. Class A	4,700	49,773
Comcast Corp. Class A (c),(d)	115,417	6,695,340
Dice Holdings, Inc. (b),(c)	10,500	105,105
DIRECTV (b),(c)	11,000	953,700
DISH Network Corp. Class A (b),(c)	16,900	1,231,841
EchoStar Corp. Class A (b),(c)	1,000	52,500
Entravision Communications Corp. Class A	200	1,296
Eros International PLC (b)	600	12,696
EW Scripps Co. Class A (b)	300	6,705
Expedia, Inc.	1,400	119,504
Facebook, Inc. Class A (b),(c),(d)	57,748	4,505,499

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Google, Inc. Class A (b)	151	$80,130
Google, Inc. Class C (b)	489	257,410
GrubHub, Inc. (b)	2,500	90,800
Harte-Hanks, Inc. (c)	3,500	27,090
HealthStream, Inc. (b)	200	5,896
Houghton Mifflin Harcourt Co. (b)	7,600	157,396
IAC/InterActiveCorp (c)	5,000	303,950
Journal Communications, Inc. Class A (b),(c)	3,100	35,433
Lee Enterprises, Inc. (b)	100	368
Liberty Media Corp. (b)	133	4,691
Liberty Ventures Series A (b)	3,000	113,160
LinkedIn Corp. (b)	200	45,942
McClatchy Co. Class A (b)	400	1,328
MDC Partners, Inc. Class A	200	4,544
Monster Worldwide, Inc. (b)	4,000	18,480
National CineMedia, Inc.	5,900	84,783
New Media Investment Group, Inc.	200	4,726
News Corp. Class A (b),(c)	54,600	856,674
Nexstar Broadcasting Group, Inc. Class A (c)	10,100	523,079
Orbitz Worldwide, Inc. (b),(c)	22,500	185,175
Starz Class A (b)	400	11,880
TechTarget, Inc. (b),(c)	3,200	36,384
Time Warner Cable, Inc. (c)	12,100	1,839,926
Time, Inc. (b),(c)	3,500	86,135
Trulia, Inc. (b),(c)	2,700	124,281
Twenty-First Century Fox, Inc. Class A (a)	59,730	2,293,931
VeriSign, Inc. (b),(c)	5,600	319,200
Walt Disney Co. (c)	2,334	219,839
XO Group, Inc. (b)	1,500	27,315
Yahoo!, Inc. (b),(c)	35,100	1,772,901

		25,126,073

Medical Equipment/Devices — 3.2%
ABIOMED, Inc. (b)	1,900	72,314
Affymetrix, Inc. (b)	11,000	108,570
Agilent Technologies, Inc. (c),(d)	59,600	2,440,024
AngioDynamics, Inc. (b)	3,900	74,139
Boston Scientific Corp. (b),(c),(d)	242,500	3,213,125
CONMED Corp.	200	8,992
Covidien PLC (a)	39,652	4,055,607
CR Bard, Inc.	1,100	183,282
CryoLife, Inc.	1,900	21,527
Cyberonics, Inc. (b),(c)	8,500	473,280
Danaher Corp. (a),(d)	19,900	1,705,629
Edwards Lifesciences Corp. (b),(c)	4,900	624,162
Exactech, Inc. (b)	600	14,142
GenMark Diagnostics, Inc. (b)	1,400	19,054
Globus Medical, Inc. Class A (b),(c)	4,900	116,473
Harvard Bioscience, Inc. (b)	200	1,134
ICU Medical, Inc. (b)	1,100	90,090
Illumina, Inc. (a),(b),(d)	17,100	3,156,318
Inogen, Inc. (b)	1,700	53,329
Intuitive Surgical, Inc. (b),(d)	2,500	1,322,350
Luminex Corp. (b),(c)	1,500	28,140
Masimo Corp. (b),(c)	5,900	155,406
Medtronic, Inc.	200	14,440
Meridian Bioscience, Inc.	1,300	21,398
Merit Medical Systems, Inc. (b)	300	5,199
Nanosphere, Inc. (b)	200	78
NuVasive, Inc. (b)	300	14,148
NxStage Medical, Inc. (b)	200	3,586
OraSure Technologies, Inc. (b)	3,300	33,462

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Pacific Biosciences of California, Inc. (b)	1,500	$11,760
St Jude Medical, Inc.	2,200	143,066
SurModics, Inc. (b)	400	8,840
Thermo Fisher Scientific, Inc. (c),(d)	26,500	3,320,185
Tornier NV (b)	10,800	275,400
Vascular Solutions, Inc. (b)	300	8,148
Waters Corp. (b)	200	22,544
Wright Medical Group, Inc. (b),(c)	26,500	712,055
Zeltiq Aesthetics, Inc. (b)	3,400	94,894
Zimmer Holdings, Inc. (a),(c),(d)	24,500	2,778,790

		25,405,080

Metals & Mining — 0.0%
Century Aluminum Co. (b),(c)	1,500	36,600
Compass Minerals International, Inc.	100	8,683
Encore Wire Corp.	1,200	44,796
Freeport-McMoRan, Inc.	400	9,344
Royal Gold, Inc.	700	43,890

		143,313

Oil, Gas & Coal — 2.2%
Anadarko Petroleum Corp.	361	29,783
Apache Corp.	300	18,801
Baker Hughes, Inc. (c)	128,387	7,198,659
California Resources Corp. (b)	5,600	30,856
Cameron International Corp. (b),(c)	5,400	269,730
Cheniere Energy, Inc. (b),(c)	9,700	682,880
Cimarex Energy Co.	500	53,000
Clayton Williams Energy, Inc. (b),(c)	1,200	76,560
Cloud Peak Energy, Inc. (b)	6,400	58,752
ConocoPhillips	1,200	82,872
CVR Energy, Inc.	1,000	38,710
Dawson Geophysical Co.	2,300	28,129
Denbury Resources, Inc. (b)	12,500	101,625
Devon Energy Corp.	1,200	73,452
Diamond Offshore Drilling, Inc.	4,200	154,182
Energen Corp.	400	25,504
Energy Transfer Equity LP	917	52,617
Ensco PLC Class A	2,000	59,900
EOG Resources, Inc.	683	62,884
EP Energy Corp. Class A (b)	100	1,044
EQT Corp.	3,100	234,670
Evolution Petroleum Corp. (c)	400	2,972
Frank’s International NV	2,900	48,227
Gulf Island Fabrication, Inc.	200	3,878
Halliburton Co. (c)	45,100	1,773,783
Helmerich & Payne, Inc. (c)	3,300	222,486
Marathon Oil Corp. (c)	22,300	630,867
Marathon Petroleum Corp. (c)	11,300	1,019,938
Matrix Service Co. (b)	1,300	29,016
McDermott International, Inc. (b)	1,800	5,238
Mitcham Industries, Inc. (b)	200	1,186
MRC Global, Inc. (b)	1,500	22,725
Murphy Oil Corp.	4,800	242,496
Nabors Industries Ltd.	34,500	447,810
National Oilwell Varco, Inc. (c)	2,800	183,484
Newfield Exploration Co. (b),(c)	12,100	328,152
Noble Corp. PLC	10,600	175,642
NOW, Inc. (b)	1,000	25,730
ONEOK, Inc.	3,800	189,202
Patterson-UTI Energy, Inc.	1,900	31,521
Penn Virginia Corp. (b)	100	668

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Pioneer Natural Resources Co.	73	$10,866
Southwestern Energy Co. (b),(c)	35,300	963,337
Targa Resources Corp. (c)	1,100	116,655
Tesco Corp.	200	2,564
Tesoro Corp. (c)	1,400	104,090
TransAtlantic Petroleum Ltd. (b)	300	1,617
Unit Corp. (b)	700	23,870
Valero Energy Corp. (c)	25,700	1,272,150
Vantage Drilling Co. (b)	400	196
Warren Resources, Inc. (b),(c)	4,500	7,245
Westmoreland Coal Co. (b),(c)	1,200	39,852
Whiting Petroleum Corp. (b),(c)	11,553	381,252
WPX Energy, Inc. (b)	2,200	25,586

		17,668,911

Passenger Transportation — 0.3%
American Airlines Group, Inc.	5,400	289,602
Hawaiian Holdings, Inc. (b),(c)	13,000	338,650
JetBlue Airways Corp. (b)	12,100	191,906
Republic Airways Holdings, Inc. (b)	200	2,918
Southwest Airlines Co. (c)	15,500	655,960
Spirit Airlines, Inc. (b),(c)	8,400	634,872
United Continental Holdings, Inc. (b)	300	20,067

		2,133,975

Real Estate — 1.6%
Agree Realty Corp.	2,300	71,507
American Residential Properties, Inc. (b),(c)	1,000	17,570
Armada Hoffler Properties, Inc. (c)	6,400	60,736
Ashford Hospitality Prime, Inc.	700	12,012
Aviv REIT, Inc.	6,400	220,672
Capital Senior Living Corp. (b)	1,100	27,401
Cedar Realty Trust, Inc.	900	6,606
Chambers Street Properties	1,000	8,060
Crown Castle International Corp. (d)	6,080	478,496
Equity Commonwealth	100	2,567
Equity LifeStyle Properties, Inc.	1,000	51,550
FelCor Lodging Trust, Inc.	4,000	43,280
Forest City Enterprises, Inc. Class A (b),(c)	61,300	1,305,690
Franklin Street Properties Corp.	700	8,589
Gladstone Commercial Corp.	4,200	72,114
Hudson Pacific Properties, Inc.	100	3,006
iStar Financial, Inc. (b),(c)	11,100	151,515
Kennedy-Wilson Holdings, Inc. (c)	20,400	516,120
Lamar Advertising Co. Class A (a)	119,550	6,412,662
Omega Healthcare Investors, Inc. (c)	4,500	175,815
Ramco-Gershenson Properties Trust (c)	1,300	24,362
Realogy Holdings Corp. (a),(b)	54,538	2,426,396
Rouse Properties, Inc.	3,800	70,376
Sabra Health Care REIT, Inc.	1,400	42,518
Select Income REIT (c)	2,000	48,820
Taubman Centers, Inc.	600	45,852
Terreno Realty Corp.	800	16,504
Urstadt Biddle Properties, Inc. Class A	1,300	28,444

		12,349,240

Recreation Facilities & Services — 0.1%
Carmike Cinemas, Inc. (b)	500	13,135
ClubCorp Holdings, Inc. (c)	4,800	86,064
Live Nation Entertainment, Inc. (b)	100	2,611
Madison Square Garden Co. Class A (b)	2,000	150,520
SeaWorld Entertainment, Inc. (c)	9,500	170,050

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Six Flags Entertainment Corp.	3,600	$155,340
Speedway Motorsports, Inc.	1,400	30,618
Town Sports International Holdings, Inc.	200	1,190

		609,528

Renewable Energy — 0.0%
Ameresco, Inc. Class A (b)	100	700
Broadwind Energy, Inc. (b)	100	539
First Solar, Inc. (b),(c)	1,900	84,730
Renewable Energy Group, Inc. (b)	800	7,768
REX American Resources Corp. (b),(c)	2,300	142,531

		236,268

Retail—Consumer Staples — 0.4%
CST Brands, Inc.	100	4,361
CVS Health Corp. (c)	3,179	306,169
Dollar General Corp. (b),(c)	28,450	2,011,415
Pantry, Inc. (b)	2,100	77,826
Rite Aid Corp. (b),(c)	121,300	912,176
TravelCenters of America LLC (b)	5,300	66,886

		3,378,833

Retail Discretionary — 0.9%
1-800-Flowers.com, Inc. Class A (b)	3,500	28,840
Amazon.com, Inc. (b)	500	155,175
Asbury Automotive Group, Inc. (b)	1,100	83,512
Ascena Retail Group, Inc. (b)	8,400	105,504
Big 5 Sporting Goods Corp.	4,800	70,224
Boise Cascade Co. (b)	1,300	48,295
Brown Shoe Co., Inc.	1,500	48,225
Burlington Stores, Inc. (b),(c)	16,600	784,516
Citi Trends, Inc. (b),(c)	2,800	70,700
Coach, Inc.	800	30,048
eBay, Inc. (b)	1,050	58,926
EVINE Live, Inc. (b)	200	1,318
Gap, Inc.	900	37,899
GNC Holdings, Inc. Class A (c)	1,746	81,992
Hibbett Sports, Inc. (b)	700	33,901
Home Depot, Inc. (c)	11,500	1,207,155
Kirkland’s, Inc. (b)	600	14,184
L Brands, Inc. (c)	20,600	1,782,930
Lowe’s Cos., Inc.	4,146	285,245
Lulemon Athletica, Inc. (b),(c)	6,000	334,740
MarineMax, Inc. (b),(c)	2,400	48,120
Michaels Cos., Inc. (b)	100	2,473
New York & Co., Inc. (b)	400	1,056
Overstock.com, Inc. (b),(c)	4,900	118,923
PetMed Express, Inc.	400	5,748
PHH Corp. (b)	2,800	67,088
Shoe Carnival, Inc.	500	12,845
Stage Stores, Inc.	100	2,070
Staples, Inc.	19,300	349,716
Tilly’s, Inc. Class A (b)	1,700	16,473
TJX Cos., Inc.	5,900	404,622
Tuesday Morning Corp. (b)	600	13,020
Ulta Salon Cosmetics & Fragrance, Inc. (b),(c)	6,500	830,960
United Online, Inc. (c)	2,900	42,195
Williams-Sonoma, Inc. (c)	890	67,355

		7,245,993

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Semiconductors — 1.0%
Alpha & Omega Semiconductor Ltd. (b)	900	$7,965
Applied Materials, Inc. (d)	17,527	436,773
Cabot Microelectronics Corp. (b)	400	18,928
Cascade Microtech, Inc. (b)	400	5,844
CEVA, Inc. (b),(c)	600	10,884
Cohu, Inc.	1,400	16,660
Cree, Inc. (b),(c)	16,200	521,964
Cypress Semiconductor Corp.	21,900	312,732
Diodes, Inc. (b)	200	5,514
DSP Group, Inc. (b)	300	3,261
Entropic Communications, Inc. (b)	500	1,265
FormFactor, Inc. (b)	1,400	12,040
Freescale Semiconductor Ltd. (b)	3,700	93,351
GSI Technology, Inc. (b)	418	2,086
Kemet Corp. (b)	800	3,360
KLA-Tencor Corp. (c)	11,600	815,712
Lattice Semiconductor Corp. (b),(c)	3,000	20,670
M/A-COM Technology Solutions Holdings, Inc. (b)	400	12,512
Marvell Technology Group Ltd.	1,000	14,500
Maxim Integrated Products, Inc. (d)	10,506	334,826
Micron Technology, Inc. (b),(c)	54,749	1,916,762
MKS Instruments, Inc.	900	32,940
Pericom Semiconductor Corp. (b),(c)	4,100	55,514
Photronics, Inc. (b),(c)	4,200	34,902
Qualcomm, Inc.	2,081	154,681
Rambus, Inc. (b)	100	1,109
RF Micro Devices, Inc. (b),(c)	61,900	1,026,921
Richardson Electronics Ltd. (c)	600	6,000
Rudolph Technologies, Inc. (b),(c)	2,300	23,529
Sigma Designs, Inc. (b)	1,800	13,320
Silicon Image, Inc. (b),(c)	1,200	6,624
Silicon Laboratories, Inc. (b),(c)	300	14,286
Spansion, Inc. Class A (b)	14,000	479,080
Tessera Technologies, Inc.	900	32,184
TriQuint Semiconductor, Inc. (b),(c)	63,900	1,760,445
Ultratech, Inc. (b),(c)	1,700	31,552

		8,240,696

Software — 0.6%
Actuate Corp. (b)	1,100	7,260
Acxiom Corp. (b),(c)	2,300	46,621
Adobe Systems, Inc. (b)	3,900	283,530
Advent Software, Inc. (c)	1,200	36,768
Agilysys, Inc. (b)	700	8,813
Audience, Inc. (b)	100	440
Autodesk, Inc. (b),(c)	9,800	588,588
AVG Technologies NV (b)	3,300	65,142
BroadSoft, Inc. (b)	1,300	37,726
Calix, Inc. (b)	300	3,006
Callidus Software, Inc. (b)	1,600	26,128
Carbonite, Inc. (b)	2,100	29,967
CommVault Systems, Inc. (b)	500	25,845
Constant Contact, Inc. (b)	2,000	73,400
Digi International, Inc. (b)	1,300	12,077
Ebix, Inc. (c)	400	6,796
Envestnet, Inc. (b),(c)	10,800	530,712
Infoblox, Inc. (b),(c)	4,700	94,987
Intralinks Holdings, Inc. (b)	5,600	66,640
Limelight Networks, Inc. (b)	1,000	2,770
Lionbridge Technologies, Inc. (b)	700	4,025
Merge Healthcare, Inc. (b)	7,700	27,412

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Microsoft Corp. (c)	4,232	$196,576
MicroStrategy, Inc. Class A (b)	100	16,240
Model N, Inc. (b)	2,500	26,550
Monotype Imaging Holdings, Inc.	1,500	43,245
Palo Alto Networks, Inc. (b),(c)	5,000	612,850
PDF Solutions, Inc. (b)	200	2,972
Progress Software Corp. (b)	2,900	78,358
Quality Systems, Inc. (c)	5,800	90,422
Qualys, Inc. (b)	400	15,100
Rackspace Hosting, Inc. (b)	3,300	154,473
RealNetworks, Inc. (b)	600	4,224
salesforce.com, Inc. (b),(c),(d)	7,609	451,290
Seachange International, Inc. (b)	1,200	7,656
ServiceNow, Inc. (b),(d)	5,271	357,637
Support.com, Inc. (b)	1,300	2,743
Veeva Systems, Inc. Class A (b)	3,200	84,512
VMware, Inc. Class A (b),(c)	5,500	453,860
Zendesk, Inc. (b),(c)	1,000	24,370

		4,601,731

Specialty Finance — 0.5%
AG Mortgage Investment Trust, Inc.	400	7,428
American Capital Agency Corp. (c)	43,438	948,252
American Capital Mortgage Investment Corp. (c)	3,500	65,940
Annaly Capital Management, Inc.	13,300	143,773
Apollo Commercial Real Estate Finance, Inc.	3,700	60,532
Arbor Realty Trust, Inc.	3,200	21,664
Arlington Asset Investment Corp. Class A	3,700	98,457
Capstead Mortgage Corp.	300	3,684
Cash America International, Inc.	500	11,310
Cherry Hill Mortgage Investment Corp.	1,500	27,735
Chimera Investment Corp. (c)	171,000	543,780
CIT Group, Inc. (c)	3,938	188,355
Consumer Portfolio Services, Inc. (b)	1,300	9,568
Dynex Capital, Inc.	9,100	75,075
Ellington Residential Mortgage REIT	3,300	53,691
Essent Group Ltd. (b)	100	2,571
Fiserv, Inc. (b)	3,800	269,686
Five Oaks Investment Corp.	800	8,640
FleetCor Technologies, Inc. (b),(c)	1,600	237,936
Global Cash Access Holdings, Inc. (b),(c)	9,800	70,070
Ladder Capital Corp. (b)	100	1,961
MasterCard, Inc. Class A (d)	3,801	327,494
MFA Financial, Inc.	1,100	8,789
New Residential Investment Corp.	29,400	375,438
Newcastle Investment Corp.	233	1,046
On Deck Capital, Inc. (b)	254	5,697
Orchid Island Capital, Inc.	1,100	14,355
PennyMac Mortgage Investment Trust	10,700	225,663
Springleaf Holdings, Inc. (b)	400	14,468
Stewart Information Services Corp.	500	18,520
Walker & Dunlop, Inc. (b)	4,600	80,684
ZAIS Financial Corp.	1,300	22,425

		3,944,687

Technology Services — 0.2%
Amdocs Ltd.	1,200	55,986
CDW Corp.	100	3,517
Ciber, Inc. (b)	300	1,065
Cognizant Technology Solutions Corp. Class A (b)	2,100	110,586
comScore, Inc. (b)	600	27,858
Cubic Corp.	2,600	136,864

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
EPAM Systems, Inc. (b),(c)	2,300	$109,825
ExlService Holdings, Inc. (b)	200	5,742
Leidos Holdings, Inc. (c)	11,800	513,536
Luxoft Holding, Inc. (b)	6,800	261,868
ManTech International Corp. Class A	600	18,138
MAXIMUS, Inc.	700	38,388
MSCI, Inc. (b)	700	33,208
NIC, Inc.	2,300	41,377
Perficient, Inc. (b)	300	5,589
Science Applications International Corp.	300	14,859
Sykes Enterprises, Inc. (b)	2,900	68,063
Unisys Corp. (b)	600	17,688

		1,464,157

Telecommunications — 0.3%
Cogent Communications Holdings, Inc.	400	14,156
Consolidated Communications Holdings, Inc.	800	22,264
Equinix, Inc. (b),(c)	1,173	265,954
FairPoint Communications, Inc. (b),(c)	600	8,526
General Communication, Inc. Class A (b),(c)	6,100	83,875
Hawaiian Telcom Holdco, Inc. (b)	800	22,056
IDT Corp. Class B	900	18,279
Inteliquent, Inc. (c)	11,200	219,856
Internap Corp. (b)	3,300	26,268
Level 3 Communications, Inc. (b),(c)	8,320	410,842
Lumos Networks Corp.	100	1,682
ORBCOMM, Inc. (b)	100	654
Pendrell Corp. (b)	200	276
Shenandoah Telecommunications Co.	200	6,250
Spok Holdings, Inc.	100	1,736
T-Mobile US, Inc. (a),(b)	61,354	1,652,877
West Corp.	900	29,700
Zix Corp. (b),(c)	2,000	7,200

		2,792,451

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (b)	900	7,704
ArcBest Corp.	200	9,274
Atlas Air Worldwide Holdings, Inc. (b)	400	19,720
Con-way, Inc. (c)	2,600	127,868
Navios Maritime Acquisition Corp.	100	363
Quality Distribution, Inc. (b)	2,500	26,600
Saia, Inc. (b)	100	5,536
Scorpio Bulkers, Inc. (b),(c)	7,700	15,169
Stamps.com, Inc. (b)	2,200	105,578
Swift Transportation Co. (b),(c)	9,300	266,259
Union Pacific Corp. (c)	1,429	170,237
UTi Worldwide, Inc. (b),(c)	4,200	50,694

		805,002

Transportation Equipment — 0.1%
Allison Transmission Holdings, Inc. (c)	18,800	637,320
Spartan Motors, Inc. (c)	200	1,052

		638,372

Utilities — 0.1%
California Water Service Group	2,200	54,142
Calpine Corp. (b)	3,000	66,390
CenterPoint Energy, Inc. (c)	16,100	377,223
Delta Natural Gas Co., Inc.	100	2,125
Integrys Energy Group, Inc. (c)	1,300	101,205

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Middlesex Water Co.	500	$11,530
Unitil Corp.	200	7,334

		619,949

Waste & Environmental Service Equipment & Facility — 0.0%
Casella Waste Systems, Inc. Class A (b)	1,200	4,848
Waste Connections, Inc.	200	8,798

		13,646

Total United States		270,876,971

TOTAL COMMON STOCK (COST $351,092,232)		354,026,334

PREFERRED STOCK — 0.0%
Germany — 0.0%
Automotive — 0.0%
Volkswagen AG Preference Shares	624	138,688

Total Germany		138,688

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	60	56,434

Total Republic of Korea		56,434

TOTAL PREFERRED STOCK (COST $221,803)		195,122

Security Description	Principal Amount	Value
ASSET-BACKED SECURITIES — 8.4%
Cayman Islands — 5.9%
ALESCO Preferred Funding XIII Ltd., Series 13A, Class A2, 0.65%, 09/23/37 (d),(e),(f)	$996,000	612,540
ALESCO Preferred Funding VII Ltd., Series 7A, Class A1B, 0.65%, 07/23/35 (d),(e),(f)	1,619,503	1,376,577
Arbor Realty Mortgage Securities LLC, Series 2006-1A, Class A2, 0.54%, 01/26/42 (d),(e),(f),(g)	4,565,000	4,414,355
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class D, 4.48%, 01/30/24 (d),(e),(f)	600,000	585,840
Babson CLO Ltd., Series 2013-IA, Class D, 3.73%, 04/20/25 (d),(e),(f)	800,000	768,800
Bridgeport CLO Ltd., Series 2006-1A, Class C, 1.73%, 07/21/20 (d),(e),(f)	500,000	464,100
CIFC Funding Ltd.,
Series 2006-1BA, Class B2L, 4.25%, 12/22/20 (d),(e),(f)	400,000	389,840
Series 2014-4A, Class D, 3.68%, 10/17/26 (d),(e),(f)	1,200,000	1,098,240
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.73%, 10/15/21 (d),(e),(f)	250,000	247,850
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.23%, 11/21/22 (d),(e),(f)	1,800,000	1,801,980
Cutwater Ltd., Series 2014-1A, Class C, 3.93%, 07/15/26 (d),(e),(f)	649,000	598,054
Duane Street CLO V Ltd., Series 2007-5A, Class B, 7.98%, 10/14/21 (d),(e),(f),(h)	467,000	467,654
Eastland CLO Ltd., Series 2007-1A, Class C, 1.73%, 05/01/22 (d),(e),(f)	400,000	355,000
Fairway Loan Funding Co., Series 2006-1A, Class B2L, 4.03%, 10/17/18 (d),(e),(f)	1,200,000	1,194,000
Fore CLO Ltd., Series 2007-1A, Class D, 3.23%, 07/20/19 (d),(e),(f)	1,363,723	1,340,813
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class D, 5.73%, 04/20/23 (d),(e),(f)	500,000	496,650
Galaxy VIII CLO Ltd., Series 2007-8A, Class E, 3.58%, 04/25/19 (d),(e),(f)	492,000	476,551
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.63%, 11/15/24 (d),(e),(f)	1,400,000	1,401,400
Golub Capital Partners CLO Ltd., Series 2011-10AR, Class DR, 4.08%, 10/20/21 (d),(e),(f)	250,000	245,300
Gramercy Real Estate CDO Ltd.,
Series 2006-1A, Class B, 0.60%, 07/25/41 (d),(e),(f)	3,000,000	2,736,900
Series 2007-1A, Class A1, 0.51%, 08/15/56 (d),(e),(f)	547,412	487,525
Halcyon Loan Advisors Funding Ltd., Series 2014-2A, Class C, 3.73%, 04/28/25 (d),(e),(f)	1,800,000	1,660,140
Harbourview CDO III Ltd., Series 3A, Class A, 1.21%, 09/15/31 (d),(e),(f),(h)	915,382	829,794
ING IM CLO Ltd., Series 2011-1A, Class D, 4.75%, 06/22/21 (d),(e),(f)	1,390,000	1,356,223
Katonah Ltd., Series 2007-10A, Class E, 4.24%, 04/17/20 (d),(e),(f)	681,000	654,237
Kingsland VI Ltd., Series 2013-6A, Class D, 3.88%, 10/28/24 (d),(e),(f)	900,000	846,810
KKR CLO 10 Ltd., Series 10, Class D, 3.98%, 12/15/25 (d),(e),(f)	500,000	464,100
LCM XI LP, Series 11A, Class D2, 4.18%, 04/19/22 (d),(e),(f)	800,000	781,840

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
MidOcean Credit CLO III,
Series 2014-3A, Class D, 3.98%, 07/21/26 (d),(e),(f)	$732,000		$680,833
Series 2014-3A, Class E, 5.48%, 07/21/26 (d),(e),(f)	581,000		506,167
N-Star REL CDO IV Ltd., Series 2005-4A, Class C, 0.92%, 07/27/40 (d),(e),(f)	2,546,000		2,468,856
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.23%, 01/15/24 (d),(e),(f)	250,000		245,925
Octagon Investment Partners XX Ltd., Series 2014-1A, Class D, 3.89%, 08/12/26 (d),(e),(f)	344,000		327,522
OZLM Funding V Ltd., Series 2013-5A, Class C, 3.73%, 01/17/26 (d),(e),(f)	1,200,000		1,121,880
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 07/17/26 (d),(e),(f)	500,000		470,550
Preferred Term Securities X Ltd. / Preferred Term Securities X, Inc., 0.97%, 07/03/33 (d),(e),(f)	248,175		223,357
Preferred Term Securities XXIV Ltd/Preferred Term Securities XXIV, Inc., 0.54%, 03/22/37 (d),(e),(f)	1,013,456		770,227
Red River CLO Ltd., Series 1A, Class D, 1.88%, 07/27/18 (d),(e),(f)	900,000		859,770
Sound Point CLO I Ltd., Series 2012-1A, Class D, 4.81%, 10/20/23 (d),(e),(f)	900,000		900,000
SRERS Funding Ltd., Series 2011-RS, Class A1B1, 0.41%, 05/09/46 (d),(e),(f)	5,727,116		5,427,588
Symphony CLO IV Ltd., Series 2007-4A, Class E, 5.73%, 07/18/21 (d),(e),(f)	739,000		739,000
Symphony CLO IX LP, Series 2012-9A, Class D, 4.48%, 04/16/22 (d),(e),(f)	1,900,000		1,898,100
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.83%, 07/28/21 (d),(e),(f)	400,000		399,760
Symphony CLO XII Ltd., Series 2013-12A, Class D, 3.73%, 10/15/25 (d),(e),(f)	250,000		235,475
Trapeza CDO XIII LLC, Series 2007-13A, Class A3, 0.66%, 11/09/42 (d),(e),(f)	270,000		151,200
Venture XIV CLO Ltd., Series 2013-14A, Class D, 3.99%, 08/28/25 (d),(e),(f)	700,000		655,830
WhiteHorse VIII Ltd., Series 2014-1A, Class E, 4.78%, 05/01/26 (d),(e),(f)	420,000		355,950

Total Cayman Islands			46,591,103

United States — 2.5%
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class E, 3.82%, 02/10/20 (d),(e)	800,000		820,720
Countrywide Home Equity Loan Trust, Series 2004-P, Class 2A, 0.48%, 03/15/34 (d),(f)	32,369		27,530
CWABS Revolving Home Equity Loan Trust, Series 2004-I, Class A, 0.45%, 02/15/34 (d),(f)	1,455,261		1,314,101
CPS Auto Receivables Trust,
Series 2014-B, Class D, 4.62%, 05/15/20 (d),(e)	156,000		154,658
Series 2014-C, Class D, 4.83%, 08/17/20 (d),(e)	391,000		386,112
DT Auto Owner Trust, Series 2014-3A, Class D, 4.47%, 11/15/21 (d),(e)	600,000		599,880
Education Funding Co. LLC, Series 2006-1A, Class A2, 0.48%, 10/25/29 (d),(e),(f)	1,332,136		1,229,561
Exeter Automobile Receivables Trust,
Series 2014-1A, Class D, 5.53%, 02/16/21 (d),(e)	4,300,000		4,351,600
Series 2014-3A, Class C, 4.17%, 06/15/20 (d),(e)	1,900,000		1,896,200
FFCA Secured Lending Corp., Series 1999-2, Class WA1C, 7.85%, 05/18/26 (d),(e),(h)	75,761		77,700
Fraser Sullivan CLO II Ltd., Series 2006-2A, Class E, 3.75%, 12/20/20 (d),(e),(f)	716,000		688,076
Harch CLO III Ltd., Series 2007-1A, Class E, 3.98%, 04/17/20 (d),(e),(f)	549,000		522,758
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A3, 0.46%, 11/25/35 (d),(f)	403,021		382,265
InCaps Funding II Ltd. / InCaps Funding II Corp., 1.43%, 01/15/34 (d),(e),(f),(h)	1,442,681		1,377,760
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE3, Class A2C, 0.33%, 04/25/36 (d),(f)	484,267		468,529
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV2, 0.30%, 06/25/37 (d),(f)	1,907,260		1,826,202
OneMain Financial Issuance Trust, Series 2014-2A, Class A SEQ, 2.47%, 09/18/24 (d),(e)	850,000		849,320
Preferred Term Securities XVII Ltd / Preferred Term Securities XVII, Inc., 0.74%, 06/23/35 (d),(e),(f)	211,000		131,875
Soundview Home Loan Trust, Series 2007-OPT3, Class 2A2, 0.30%, 08/25/37 (d),(f)	1,654,758		1,602,633
Westgate Resorts LLC, Series 2014-1A, Class C, 5.50%, 12/20/26 (d),(e)	1,333,670		1,327,535

Total United States			20,035,015

TOTAL ASSET-BACKED SECURITIES (COST $66,851,357)			66,626,118

CONVERTIBLE BONDS — 0.3%
France — 0.1%
Auto Parts Manufacturing — 0.1%
Faurecia REG S, 3.25%, 01/01/18 (d)	1,369,300	EUR	542,973

Total France			542,973

Germany — 0.1%
Automobiles Manufacturing — 0.1%
Volkswagen International Finance NV Co. REG S, 5.50%, 11/09/15 (d)	300,000	EUR	401,495

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
Total Germany			$401,495

Spain — 0.1%
Wireless Telecommunication Services — 0.1%
Telefonica Participacion Co. REG S, 4.90%, 09/25/17 (d)	1,400,000	EUR	1,695,764

Total Spain			1,695,764

TOTAL CONVERTIBLE BONDS (COST $2,824,380)			2,640,232

BANK LOANS — 0.2%
Netherlands — 0.1%
Exploration & Production — 0.1%
Endeavour International Holding BV (d),(f),(h)	$1,105,183		978,087

Transportation & Logistics — 0.0%
Ceva Intercompany B.V. (d),(f),(h)	32,161		29,909

Total Netherlands			1,007,996

United Kingdom — 0.1%
Transportation & Logistics — 0.1%
CEVA Group PLC,
1.00%, 03/19/21 (d),(f),(h)	30,728		28,577
9.00%, 09/01/21 (d),(e)	1,036,000		973,840
Ceva Logistics (d),(f),(h)	5,545		5,157
Ceva Logistics U.S. Holdings (d),(f),(h)	44,360		41,254

Total United Kingdom			1,048,828

United States — 0.0%
Publishing & Broadcasting — 0.0%
Clear Channel Communications (d),(f),(h)	113,167		106,458

Total United States			106,458

TOTAL BANK LOANS (COST $2,282,890)			2,163,282

CORPORATE BONDS & NOTES — 3.6%
Brazil — 0.2%
Banks — 0.2%
Banco Bradesco SA REG S, 5.90%, 01/16/21	350,000		365,750
Banco do Brasil SA/Cayman REG S, 5.88%, 01/26/22	300,000		292,875
Banco Votorantim SA REG S, 7.38%, 01/21/20	150,000		158,625
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	200,000		207,500
6.20%, 04/15/20	150,000		158,625

			1,183,375

Food & Beverage — 0.0%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	100,000		89,000

Total Brazil			1,272,375

British Virgin Islands — 0.0%
Oil & Gas Services — 0.0%
Sea Trucks Group Ltd. REG S (e),(h)	200,000		142,000

Total British Virgin Islands			142,000

Canada — 0.1%
Publishing & Broadcasting — 0.1%
Postmedia Network, Inc., 12.50%, 07/15/18 (c),(d)	574,000		601,265

Total Canada			601,265

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
France — 0.2%
Property & Casualty — 0.2%
Groupama SA REG S, 6.38%, 05/29/49 (d),(f),(i)	1,300,000	EUR	$1,584,077

Total France			1,584,077

Germany — 0.1%
Auto Parts Manufacturing — 0.0%
Schaeffler Holding Finance BV, PIK, 6.75%, 11/15/22 (a),(d),(e)	$143,000		149,435

Banks — 0.1%
HSH Nordbank AG, MTN,
0.88%, 02/14/17 (d),(f)	216,000	EUR	214,978
0.92%, 02/14/17 (d),(f)	560,000	EUR	557,349

			772,327

Total Germany			921,762

Ireland — 0.1%
Bank — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (d)	750,000	EUR	922,058

Total Ireland			922,058

Luxembourg — 0.1%
Wireless Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (a),(d)	$280,000		278,292
Intelsat Luxembourg SA, 7.75%, 06/01/21 (d)	450,000		451,125

Total Luxembourg			729,417

Mexico — 0.0%
Oil & Gas Services — 0.0%
Oro Negro Drilling Pte Ltd. REG S (e)	100,000		84,000

Total Mexico			84,000

Poland — 0.0%
Food & Beverage — 0.0%
CEDC Finance Corp. International, Inc. (d),(f),(j)	166,891		143,526

Total Poland			143,526

Sweden — 0.0%
Chemicals — 0.0%
Perstorp Holding AB (d),(e)	202,000		198,465

Total Sweden			198,465

United Kingdom — 0.1%
Financial Services — 0.1%
Depfa Funding III LP REG S, 1.72%, 06/29/49 (d),(f),(i)	676,000	EUR	452,351

Total United Kingdom			452,351

United States — 2.2%
Advertising & Marketing — 0.0%
Visant Corp., 10.00%, 10/01/17 (a),(d)	$350,000		306,250

Aerospace & Defense — 0.0%
KLX, Inc., 5.88%, 12/01/22 (d),(e)	110,000		111,100
Moog, Inc., 5.25%, 12/01/22 (d),(e)	60,000		60,750

			171,850

Auto Parts Manufacturing — 0.1%
Dana Holding Corp., 5.50%, 12/15/24 (a),(d)	110,000		111,100
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (d),(e)	200,000		200,000

			311,100

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
Cable & Satellite — 0.2%
CCOH Safari LLC, 5.75%, 12/01/24 (d)	$510,000	$515,737
DISH DBS Corp.,
5.13%, 05/01/20 (a),(d)	56,000	56,420
5.88%, 11/15/24 (a),(d),(e)	582,000	584,910

		1,157,067

Casinos & Gaming — 0.0%
MGM Resorts International, 6.00%, 03/15/23 (a),(d)	165,000	165,825
Scientific Games International, Inc., 7.00%, 01/01/22 (a),(d),(e)	110,000	111,375

		277,200

Communications Equipment — 0.1%
Avaya, Inc., 9.00%, 04/01/19 (a),(d),(e)	320,000	327,200

Construction Materials Manufacturing — 0.0%
Building Materials Corp. of America, 5.38%, 11/15/24 (d),(e)	110,000	109,725

Consumer Finance — 0.1%
DFC Finance Corp., 10.50%, 06/15/20 (d),(e)	502,000	425,445
Springleaf Finance Corp., 5.25%, 12/15/19 (d)	110,000	107,800

		533,245

Consumer Services — 0.1%
ADT Corp. (The), 5.25%, 03/15/20 (a),(d)	110,000	111,375
RR Donnelley & Sons Co., 6.00%, 04/01/24 (c),(d)	280,000	275,800

		387,175

Containers & Packaging — 0.0%
Owens-Brockway Glass Container, Inc.,
5.00%, 01/15/22 (a),(d),(e)	60,000	61,200
5.38%, 01/15/25 (d),(e)	60,000	60,600
Sealed Air Corp., 5.13%, 12/01/24 (a),(d),(e)	140,000	141,400

		263,200

Department Store — 0.0%
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a),(d),(e)	220,000	232,650

Financial Services — 0.2%
E*TRADE Financial Corp., 5.38%, 11/15/22 (d)	210,000	214,725
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (c),(d),(e)	945,000	996,975

		1,211,700

Food & Beverage — 0.0%
Cott Beverages, Inc.,
5.38%, 07/01/22 (d),(e)	154,000	141,295
6.75%, 01/01/20 (a),(d),(e)	165,000	165,000

		306,295

Hardware — 0.0%
CDW LLC / CDW Finance Corp., 5.50%, 12/01/24 (d)	165,000	165,206

Health Care Facilities/Services — 0.1%
Kindred Escrow Corp. II,
8.00%, 01/15/20 (d),(e)	332,000	352,750
8.75%, 01/15/23 (a),(d),(e)	440,000	473,550
Tenet Healthcare Corp., 4.38%, 10/01/21 (a),(d)	280,000	277,900

		1,104,200

Home Improvement — 0.0%
Griffon Corp., 5.25%, 03/01/22 (d)	165,000	155,719

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
Industrial Other — 0.1%
HD Supply, Inc., 5.25%, 12/15/21 (d),(e)	$110,000	$111,925
SGH Escrow Corp., 10.00%, 01/15/19 (d),(e)	275,000	262,625

		374,550

Metals & Mining — 0.0%
AK Steel Corp., 7.63%, 10/01/21 (d)	50,000	45,875

Oil, Gas & Coal — 0.0%
SM Energy Co., 6.13%, 11/15/22 (a),(d),(e)	210,000	197,400

Pharmaceuticals — 0.0%
Endo Finance LLC / Endo Finco, Co., 5.38%, 01/15/23 (d),(e)	280,000	274,400

Pipeline — 0.0%
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (d),(e)	55,000	54,863

Power Generation — 0.1%
Dynegy Finance I/II, Inc., 7.63%, 11/01/24 (d),(e)	75,000	76,500
Dynegy Finance II/II, Inc., 7.38%, 11/01/22 (d),(e)	555,000	564,712

		641,212

Publishing & Broadcasting — 0.4%
American Media, Inc., 11.50%, 12/15/17 (c),(d)	1,250,000	1,237,500
LBI Media, Inc.,
10.00%, 04/15/19 (d),(e)	233,000	242,320
13.50%, 04/15/20 (d),(e)	1,707,000	1,698,465
Lee Enterprises, Inc., 9.50%, 03/15/22 (d),(e)	50,000	51,312
McClatchy Co. (The), 9.00%, 12/15/22 (d)	200,000	217,750

		3,447,347

Real Estate — 0.0%
Kennedy-Wilson, Inc., 5.88%, 04/01/24 (d)	210,000	210,525

Retail – Consumer Discretionary — 0.4%
Claire’s Stores, Inc., 9.00%, 03/15/19 (d),(e)	420,000	413,700
DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.00%, 06/01/21 (d),(e)	2,425,000	2,179,469
Group 1 Automotive, Inc., 5.00%, 06/01/22 (a),(c),(d),(e)	250,000	244,375
Michaels Stores, Inc., 5.88%, 12/15/20 (d),(e)	165,000	166,650

		3,004,194

Software & Services — 0.1%
IHS, Inc., 5.00%, 11/01/22 (d),(e)	110,000	108,900
MSCI, Inc., 5.25%, 11/15/24 (c),(d),(e)	330,000	341,550

		450,450

Supermarkets — 0.0%
SUPERVALU, Inc., 7.75%, 11/15/22 (a),(d)	210,000	205,800

Travel & Lodging — 0.0%
NCL Corp. Ltd., 5.25%, 11/15/19 (a),(d),(e)	165,000	166,238

Utilities — 0.0%
CESP Companhia Energetica de Tranche TR 00007 REG S, 9.75%, 01/15/15 (h)	250,000	151,250

Wireless Telecommunication Services — 0.2%
Equinix, Inc., 5.38%, 01/01/22 (a),(d)	280,000	282,632
Frontier Communications Corp.,
6.88%, 01/15/25 (d)	280,000	280,000
7.13%, 01/15/23 (d)	200,000	203,500

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount		Value
Sprint Corp., 7.88%, 09/15/23 (d)	$300,000		$296,160
Windstream Corp., 7.50%, 06/01/22 (d)	254,000		253,365

			1,315,657

Total United States			17,559,543

Venezuela — 0.5%
Integrated Oil — 0.5%
Petroleos de Venezuela SA REG S, 6.00%, 05/16/24 – 11/15/26	9,595,000		3,539,545

Total Venezuela			3,539,545

TOTAL CORPORATE BONDS & NOTES (COST $29,844,037)			28,150,384

FOREIGN GOVERNMENT — 3.0%
Argentina Boden Bonds, 7.00%, 10/03/15	3,695,000	USD	3,646,965
Argentina Bonar Bonds, 7.00%, 04/17/17	1,642,000	USD	1,576,320
Argentine Republic Government International Bond, 8.28%, 12/31/33 (b),(k)	6,077,834	USD	5,390,997
European Investment Bank, 9.00%, 03/31/21	7,100,000	ZAR	643,396
European Investment Bank REG S, 8.50%, 09/17/24	3,550,000	ZAR	305,975
Hungary Government International Bond, 5.38%, 03/25/24	3,264,000	USD	3,533,280
Malaysia Government Bond, 3.49%, 03/31/20	2,800,000	MYR	783,664
Mexican Bonos, 6.50%, 06/10/21	10,600,000	MXN	754,535
Pakistan Government International Bond REG S, 6.75%, 12/03/19	1,468,000	USD	1,429,538
Peruvian Government International Bond REG S, 5.70%, 08/12/24	343,000	PEN	115,112
Poland Government Bond, 3.75%, 04/25/18	2,990,000	PLN	891,118
Russian Federal Bond – OFZ, 6.80%, 12/11/19	26,100,000	RUB	311,482
Slovenia Government International Bond REG S, 5.25%, 02/18/24	3,150,000	USD	3,461,063
Thailand Government Bond, 3.63%, 06/16/23	15,800,000	THB	514,832
Turkey Government Bond,
9.00%, 03/08/17	425,000	TRY	186,417
10.50%, 01/15/20	1,390,000	TRY	660,303

TOTAL FOREIGN GOVERNMENT (COST $24,910,835)			24,204,997

MORTGAGE-BACKED SECURITIES — 12.1%
Cayman Islands — 0.2%
Collateralized Debt Obligation (Commercial) — 0.1%
Resource Capital Corp. Ltd., Series 2014-CRE2, Class B, 2.66%, 04/15/32 (d),(e),(f)	$300,000		296,760

Commercial Mortgage-Backed Security — 0.1%
PFP III Ltd., Series 2014-1, Class D, 4.26%, 06/14/31 (d),(e),(f)	1,000,000		992,400

Total Cayman Islands			1,289,160

United States — 11.9%
Collateralized Mortgage Obligation (Residential) — 7.1%
Banc of America Funding Trust,
Series 2006-A, Class 3A2, 2.75%, 02/20/36 (d),(f)	3,354,674		2,752,846
Series 2007-B, Class A1, 0.38%, 04/20/47 (d),(f)	3,333,737		2,491,969
CHL Mortgage Pass-Through Trust, Series 2005-HYB3, Class 3A2, 2.43%, 06/20/35 (d),(f)	3,797,071		3,612,153
Citicorp Mortgage Securities Trust,
Series 2006-3, Class 1A10, 6.25%, 06/25/36 (d)	813,165		830,810
Series 2007-1, Class 1A3, 5.75%, 01/25/37 (d)	240,652		244,743
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2, 2.56%, 08/25/35 (d),(f)	4,265,758		4,008,960
Connecticut Avenue Securities,
Series 2014-C02, Class 1M2, 2.77%, 05/25/24 (d),(f),(g)	2,302,501		2,013,997
Series 2014-C03, Class 1M2, 3.17%, 07/25/24 (d),(f),(g)	3,375,184		3,042,053
Series 2014-C03, Class 2M2, 3.07%, 07/25/24 (d),(f),(g)	7,658,522		6,867,397
Series 2014-C04, Class 2M2, 5.16%, 11/25/24 (d),(f),(g)	634,580		643,591
Countrywide Alternative Loan Trust, Series 2005-J2, Class 1A5, 0.67%, 04/25/35 (d),(f)	697,959		616,787
Countrywide Asset-Backed Certificates,
Series 2005-15, Class 1AF6, 4.54%, 04/25/36 (d),(f)	227,160		228,182
Series 2006-BC4, Class 2A2, 0.33%, 11/25/36 (d),(f)	661,238		611,976

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
CV Mortgage Loan Trust, Series 2013-1, Class NOTE, 4.31%, 12/25/43 (d),(e),(f),(j)	$208,693	$208,902
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 3A1, 2.23%, 11/25/35 (d),(f)	4,487,311	3,754,982
JP Morgan Alternative Loan Trust,
Series 2005-A2, Class 1A1, 0.69%, 01/25/36 (d),(f)	952,474	871,514
Series 2006-S4, Class A3A, 5.78%, 12/25/36 (d),(f),(j)	158,088	148,050
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.45%, 01/25/36 (d),(f)	3,175,243	2,381,432
RALI Trust, Series 2005-QS2, Class A3, 5.50%, 02/25/35 (d)	2,386,860	2,356,070
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 4.86%, 05/25/36 (d),(f)	2,363,249	1,848,297
Structured Agency Credit Risk,
Series 2013-DN2, Class M2, 4.41%, 11/25/23 (d),(f),(g)	4,897,650	4,962,789
Series 2014-DN3, Class M2, 2.57%, 08/25/24 (d),(f),(g)	800,000	795,120
Series 2014-DN4, Class M3, 4.72%, 10/25/24 (d),(f),(g)	1,533,624	1,512,460
Series 2014-HQ1, Class M2, 2.67%, 08/25/24 (d),(f),(g)	2,400,000	2,387,520
Series 2014-HQ2, Class M3, 3.92%, 09/25/24 (d),(f),(g)	1,381,835	1,261,201
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR18, Class 1A1, 1.82%, 01/25/37 (d),(f)	3,348,492	2,854,589
Series 2007-HY6, Class 2A3, 2.46%, 06/25/37 (d),(f)	2,801,249	2,478,545
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-9, Class 1A12, 5.50%, 10/25/35 (d)	302,218	308,202
Series 2007-10, Class 2A5, 6.25%, 07/25/37 (d)	282,834	288,152

		56,383,289

Commercial Mortgage-Backed Securities — 4.8%
BAMLL Commercial Mortgage Securities Trust,
Series 2013-DSNY, Class F, 3.66%, 09/15/26 (d),(e),(f)	1,000,000	1,000,700
Series 2014-ICTS, Class E, 3.11%, 06/15/28 (d),(e),(f)	900,000	891,450
Series 2014-INLD, Class D, 3.66%, 12/15/29 (d),(e),(f)	1,500,000	1,500,000
BBCMS Trust, Series 2014-BXO, Class E, 2.72%, 08/15/27 (d),(e),(f)	1,000,000	999,700
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PW10, Class AJ, 5.43%, 12/11/40 (d),(f)	480,000	466,944
CD Commercial Mortgage Trust, Series 2007-CD4, Class AJ, 5.40%, 12/11/49 (d),(f),(g)	1,689,000	1,399,843
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class E, 3.16%, 02/15/31 (d),(e),(f)	140,000	138,544
Commercial Mortgage Trust,
Series 2005-GG5, Class AJ, 5.24%, 04/10/37 (d),(f),(g)	2,189,000	2,202,353
Series 2007-GG11, Class AJ, 6.05%, 12/10/49 (d),(f)	900,000	946,980
Series 2014-CR18, Class XA, 1.30%, 07/15/47 (d),(f),(g)	10,567,841	830,632
Series 2014-LC17, Class XA, 1.04%, 10/10/47 (d),(f)	2,010,000	121,806
Series 2014-PAT, Class E, 3.31%, 08/13/27 (d),(e),(f)	1,800,000	1,801,260
Series 2014-UBS4, Class D, 4.84%, 08/10/47 (d),(e),(f)	875,000	802,550
Series 2014-UBS4, Class XA, 1.29%, 08/10/47 (d),(f),(g)	21,325,000	1,774,240
Series 2014-UBS5, Class XA, 1.11%, 09/10/47 (d),(f)	4,129,191	283,263
Credit Suisse Commercial Mortgage Trust,
Series 2006-C4, Class AJ, 5.54%, 09/15/39 (d),(f)	1,300,000	1,305,200
Series 2007-C1, Class AMFL, 0.35%, 02/15/40 (d),(f)	32,000	28,202
GS Mortgage Securities Trust III, Series 2005-GG4, Class D, 4.94%, 07/10/39 (d),(f)	197,000	188,588
HILT Mortgage Trust, Series 2014-ORL, Class E, 2.16%, 07/15/29 (d),(e),(f)	280,000	280,224
Hilton USA Trust, Series 2013-HLF, Class EFL, 3.91%, 11/05/30 (d),(e),(f)	1,379,651	1,379,651
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2005-CB13, Class AJ, 5.31%, 01/12/43 (d),(f)	676,000	664,643
Series 2006-CB15, Class AM, 5.86%, 06/12/43 (d),(f)	500,000	512,000
Series 2013-JWRZ, Class E, 3.90%, 04/15/30 (d),(e),(f)	1,000,000	1,001,300
Series 2014-FL5, Class D, 3.66%, 07/15/31 (d),(e),(f)	5,625,000	5,570,437
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XA, 1.13%, 08/15/47 (d),(f)	2,508,917	196,950
Series 2014-C22, Class XA, 0.99%, 09/15/47 (d),(f)	2,832,000	192,576
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class AJ, 5.48%, 02/15/40 (d)	100,000	104,140
Series 2007-C7, Class AJ, 6.25%, 09/15/45 (d),(f)	1,000,000	1,062,200
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class D, 5.29%, 11/12/37 (d),(f)	445,000	447,181
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C15, Class D, 4.90%, 04/15/47 (d),(e),(f),(g)	420,000	396,396

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Principal Amount	Value
Series 2014-C17, Class XA, 1.29%, 08/15/47 (d),(f)	$4,919,860	$386,209
Series 2014-C18, Class D, 3.39%, 10/15/47 (d),(e)	1,255,000	1,023,954
Series 2014-C18, Class XA, 1.00%, 10/15/47 (d),(f)	2,630,000	146,228
Series 2014-C19, Class D, 3.25%, 12/15/47 (d),(e),(g)	2,500,000	1,989,250
Series 2014-C19, Class XA, 1.17%, 12/15/47 (d),(f),(g)	12,950,000	964,775
Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.57%, 11/12/49 (d),(f)	1,800,000	1,840,680
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, 5.66%, 04/15/47 (d),(f)	3,300,000	3,415,170
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class XA, 0.97%, 09/15/57 (d),(f)	1,885,000	124,410

		38,380,629

Total United States		94,763,918

TOTAL MORTGAGE-BACKED SECURITIES (COST $97,655,518)		96,053,078

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.1%
United States — 2.1%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.4%
Federal Home Loan Mortgage Corp.,
Series 4121, Class UI, 3.50%, 10/15/42 (d)	13,813,911	2,823,563
Series 4123, Class IP SEQ, 4.50%, 07/15/42 (d)	17,550,007	3,924,182
Federal National Mortgage Association,
Series 2012-12, Class PI, 4.50%, 08/25/40 (d)	6,509,655	1,152,209
Series 2012-55, Class ID, 4.50%, 05/25/42 (d)	7,418,436	1,548,970
Series 2014-30, Class KI, 3.50%, 05/25/33 (d)	10,392,555	1,384,288

		10,833,212

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 0.7%
Federal Home Loan Mortgage Corp., Series 4132, Class ES, 5.99%, 11/15/42 (d),(f)	9,406,304	2,248,107
Federal National Mortgage Association,
Series 2012-111, Class ES, 5.98%, 12/25/41 (d),(f)	10,041,121	1,828,488
Series 2012-144, Class SD, 5.93%, 01/25/43 (d),(f)	4,855,508	1,119,680
Series 2014-73, Class AS, 5.88%, 11/25/44 (d),(f)	1,538,534	390,018
Government National Mortgage Association,
Series 2009-101, Class SB, 6.28%, 08/20/39 (d),(f)	1,163,958	178,202
Series 2011-56, Class SI, 6.48%, 04/20/41 (d),(f)	1,011,721	192,227

		5,956,722

Total United States		16,789,934

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $16,805,440)		16,789,934

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.1%
Financial Select Sector SPDR Fund	4,405	108,935
iShares China Large-Cap ETF	2,287	95,185
iShares MSCI Japan ETF	22,420	252,001
iShares Russell 2000 ETF	3,227	386,175

TOTAL EXCHANGE-TRADED FUND (COST $821,189)		842,296

Security Description	Contracts	Value
PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.2%
Alstom SA Strike Price 27.00 EUR Expires 01/16/15	170	8,125
DAX Index Strike Price 10,200.00 EUR Expires 01/16/15	281	51,174
Facebook, Inc. Strike Price 90.00 USD Expires 03/20/15	432	47,520
Facebook, Inc. Strike Price 80.00 USD Expires 01/15/16	83	81,008
Facebook, Inc. Strike Price 60.00 USD Expires 01/15/16	241	527,790
Hertz Global Holdings, Inc. Strike Price 29.00 USD Expires 03/20/15	1,373	96,110

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Contracts		Value
Lamar Advertising Co. Strike Price 52.50 USD Expires 01/17/15	108		$17,820
Yahoo, Inc. Strike Price 35.00 USD Expires 01/15/16	524		919,620

			1,749,167

Exchange-Traded Put Options — 0.1%
Euro Stoxx 50 Index Strike Price 3,150.00 EUR Expires 01/16/15	14		10,876
Euro Stoxx 50 Index Strike Price 3,125.00 EUR Expires 01/16/15	9		5,696
Euro Stoxx 50 Index Strike Price 3,100.00 EUR Expires 02/20/15	5		5,639
FTSE 100 Index Strike Price 6,550.00 GBP Expires 02/20/15	3		7,014
Industrial Select Sector SPDR Strike Price 56.00 USD Expires 01/17/15	73		4,015
iShares Russell 2000 ETF Strike Price 109.00 USD Expires 04/17/15	299		72,059
S&P 500 Index Strike Price 1,825.00 USD Expires 03/20/15	55		89,100
S&P 500 Index Strike Price 1,960.00 USD Expires 01/02/15	272		8,160
S&P 500 Index Strike Price 2,000.00 USD Expires 01/30/15	20		38,000
S&P 500 Index Strike Price 2,070.00 USD Expires 01/02/15	34		51,986
S&P 500 Index Strike Price 1,975.00 USD Expires 03/20/15	130		455,000
Telefonica SA Strike Price 13.00 EUR Expires 01/16/15	288		39,205

			786,750

Security Description	Notional Amount		Value
FX OTC Call Options — 0.0%
USD/BRL Currency Strike Price 2.80 BRL Expires 12/31/15 Counterparty Morgan Stanley Capital Services LLC	240,000	USD	19,359
USD/CNH Currency Strike Price 6.40 CNH Expires 11/06/17 Counterparty Morgan Stanley Capital Services LLC	2,430,000	USD	90,675

			110,034

FX OTC Put Options — 0.0%
EUR/CHF Currency Strike Price 1.18 CHF Expires 09/21/15 Counterparty JPMorgan Chase Bank, N.A.	3,560,395	EUR	40,320
EUR/USD Currency Strike Price 1.25 USD Expires 01/05/15 Counterparty JPMorgan Chase Bank, N.A.	958,527	EUR	36,997

			77,317

OTC Call Options — 0.0%
Lamar Advertising Co. Strike Price 52.50 USD Expires 01/16/15 Counterparty Morgan Stanley & Co. International PLC	204	USD	30,407
Mallinckrodt PLC Strike Price 100.00 USD Expires 01/16/15 Counterparty Morgan Stanley & Co. International PLC	707	USD	149,589

			179,996

OTC Put Options — 0.0%
Financial Select Sector SPDR Fund Strike Price 21.84 USD Expires 03/18/15 Counterparty Morgan Stanley & Co. LLC	2,390	USD	40,652

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $3,271,616)			2,943,916

TOTAL INVESTMENTS IN SECURITIES — 74.7% (COST $596,581,297) (l)			$594,635,693

TOTAL SECURITIES SOLD SHORT — (22.2)% (PROCEEDS $180,248,869)			(177,007,436)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Notional Amount	Value
Other Assets (m) — 47.5%		$378,503,327

Net Assets — 100.0%		$796,131,584

* As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$596,581,297

Gross unrealized appreciation		$12,874,576
Gross unrealized depreciation		(14,820,180)

Net unrealized depreciation		$(1,945,604)

Security Description	Shares	Value
SECURITIES SOLD SHORT — (22.2)%
COMMON STOCK — (18.9)%
Argentina — (0.0)%
Gaming, Lodging & Restaurants — (0.0)%
Arcos Dorados Holdings, Inc. A Shares	5,500	$(29,755)

Total Argentina		(29,755)

Belgium — (0.1)%
Consumer Products — (0.1)%
Anheuser-Busch InBev NV ADR	7,200	(808,704)

Software — (0.0)%
Materialise NV ADR	1,800	(17,136)

Total Belgium		(825,840)

Bermuda — (0.0)%
Insurance — (0.0)%
Montpelier Re Holdings Ltd.	9,400	(336,708)

Transportation & Logistics — (0.0)%
Golar LNG Ltd.	8,200	(299,054)
Knightsbridge Shipping Ltd.	200	(906)

		(299,960)

Total Bermuda		(636,668)

Brazil — (0.3)%
Banking — (0.0)%
Banco Bradesco SA ADR	2,100	(28,077)
Itau Unibanco Holding SA ADR	3,100	(40,331)

		(68,408)

Chemicals — (0.0)%
Braskem SA ADR	200	(2,582)

Consumer Products — (0.0)%
AMBEV SA ADR	40,500	(251,910)
BRF SA ADR	300	(7,005)

		(258,915)

Iron & Steel — (0.1)%
Cia Siderurgica Nacional SA ADR	58,500	(121,680)
Vale SA ADR	19,800	(161,964)

		(283,644)

Oil, Gas & Coal — (0.2)%
Cosan Ltd. A Shares	1,700	(13,175)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Petroleo Brasileiro SA ADR	171,400	$(1,251,220)
Ultrapar Participacoes SA ADR	300	(5,721)

		(1,270,116)

Passenger Transportation — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	7,600	(43,700)

Telecommunications — (0.0)%
Oi SA ADR	8,540	(27,243)
Telefonica Brasil SA ADR	700	(12,376)

		(39,619)

Utilities — (0.0)%
Cia Paranaense de Energia ADR	1,500	(19,755)

Total Brazil		(1,986,739)

Canada — (0.5)%
Apparel & Textile Products — (0.0)%
Gildan Activewear, Inc.	1,300	(73,515)

Automotive — (0.0)%
Westport Innovations, Inc.	200	(748)

Banking — (0.2)%
Bank of Montreal	6,900	(488,037)
Bank of Nova Scotia	2,200	(125,576)
Canadian Imperial Bank of Commerce	2,900	(249,255)
Royal Bank of Canada	900	(62,163)
Toronto-Dominion Bank	10,500	(501,690)

		(1,426,721)

Biotechnology & Pharmaceutical — (0.0)%
Tekmira Pharmaceuticals Corp.	400	(6,060)

Hardware — (0.1)%
Blackberry Ltd.	28,600	(314,028)

Industrial Services — (0.0)%
Ritchie Bros Auctioneers, Inc.	700	(18,823)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	38,400	(119,040)

Media — (0.0)%
Shaw Communications, Inc. Class B	3,300	(89,067)

Metals & Mining — (0.1)%
Agnico Eagle Mines Ltd.	100	(2,489)
Barrick Gold Corp.	8,500	(91,375)
Endeavour Silver Corp.	8,500	(18,360)
First Majestic Silver Corp.	500	(2,510)
New Gold, Inc.	100	(430)
North American Palladium Ltd.	17,300	(2,323)
NOVAGOLD Resources, Inc.	7,800	(23,010)
Pan American Silver Corp.	2,200	(20,240)
Primero Mining Corp.	2,500	(9,600)
Sandstorm Gold Ltd.	200	(680)
Seabridge Gold, Inc.	18,500	(139,675)
Silver Standard Resources, Inc.	500	(2,503)
Silver Wheaton Corp.	2,000	(40,660)

		(353,855)

Oil, Gas & Coal — (0.0)%
Baytex Energy Corp.	400	(6,644)
Cenovus Energy, Inc.	100	(2,062)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Enbridge, Inc.	2,000	$(102,820)
Pengrowth Energy Corp.	3,300	(10,263)
Penn West Petroleum Ltd.	14,500	(30,160)
Talisman Energy, Inc.	2,200	(17,226)

		(169,175)

Real Estate — (0.0)%
Brookfield Asset Management, Inc. Class A	5,000	(250,650)

Renewable Energy — (0.0)%
Ballard Power Systems, Inc.	7,300	(14,454)

Software — (0.0)%
Open Text Corp.	1,700	(99,042)

Telecommunications — (0.1)%
BCE, Inc.	14,400	(660,384)
Rogers Communications, Inc. Class B	3,300	(128,238)

		(788,622)

Transportation & Logistics — (0.0)%
Canadian National Railway Co.	1,700	(117,147)

Total Canada		(3,840,947)

Cayman Islands — (0.0)%
Biotechnology & Pharmaceutical — (0.0)%
Theravance Biopharma, Inc.	100	(1,492)

Total Cayman Islands		(1,492)

Chile — (0.0)%
Banking — (0.0)%
Banco Santander Chile ADR	500	(9,860)

Passenger Transportation — (0.0)%
Latam Airlines Group SA ADR	23,100	(276,738)

Retail – Consumer Staples — (0.0)%
Cencosud SA ADR	300	(2,307)

Total Chile		(288,905)

China — (0.4)%
Automotive — (0.0)%
Kandi Technologies Group, Inc.	1,500	(21,015)

Consumer Services — (0.0)%
Tarena International, Inc. ADR	400	(4,440)

Gaming, Lodging & Restaurants — (0.0)%
500.com Ltd. Class A ADR	1,500	(26,025)

Media — (0.2)%
58.com, Inc. ADR	700	(29,085)
iDreamsky Technology Ltd. ADR	100	(1,708)
Leju Holdings Ltd. ADR	1,100	(11,836)
Qihoo 360 Technology Co. Ltd. ADR	1,100	(62,986)
Qunar Cayman Islands Ltd. ADR	2,000	(56,860)
SINA Corp.	8,400	(314,244)
Weibo Corp. ADR	3,700	(52,688)
Xunlei Ltd. ADR	1,100	(8,030)
Youku Tudou, Inc. ADR	68,100	(1,212,861)

		(1,750,298)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Oil, Gas & Coal — (0.1)%
China Petroleum & Chemical Corp. ADR	200	$(16,202)
CNOOC Ltd. ADR	1,200	(162,528)
PetroChina Co. Ltd. ADR	2,300	(255,208)
Yanzhou Coal Mining Co. Ltd. ADR	100	(843)

		(434,781)

Renewable Energy — (0.0)%
JinkoSolar Holding Co. Ltd. ADR	2,500	(49,275)
ReneSola Ltd. ADR	12,200	(17,202)
Yingli Green Energy Holding Co. Ltd. ADR	17,300	(40,655)

		(107,132)

Retail Discretionary — (0.1)%
Alibaba Group Holding Ltd. ADR	700	(72,758)
JD.com, Inc. ADR	12,900	(298,506)
LightInTheBox Holding Co. Ltd. ADR	100	(628)

		(371,892)

Software — (0.0)%
NQ Mobile, Inc. ADR	9,100	(35,581)

Telecommunications — (0.0)%
China Mobile Ltd. ADR	1,100	(64,702)

Utilities — (0.0)%
Huaneng Power International, Inc. ADR	200	(10,834)

Total China		(2,826,700)

Cyprus — (0.0)%
Oil, Gas & Coal — (0.0)%
Ocean Rig UDW, Inc.	5,400	(50,112)

Total Cyprus		(50,112)

Colombia — (0.1)%
Banking — (0.1)%
Bancolombia SA ADR	9,800	(469,224)

Passenger Transportation — (0.0)%
Avianca Holdings SA ADR	2,400	(28,152)

Total Colombia		(497,376)

Denmark — (0.2)%
Biotechnology & Pharmaceutical — (0.2)%
Novo Nordisk A/S B Shares	28,100	(1,188,623)

Total Denmark		(1,188,623)

Germany — (0.1)%
Banking — (0.0)%
Deutsche Bank AG	13,700	(411,274)

Software — (0.1)%
SAP SE ADR	7,900	(550,235)

Total Germany		(961,509)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	200	(358)

Oil, Gas & Coal — (0.0)%
DryShips, Inc.	500	(530)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	200	$(376)
Star Bulk Carriers Corp.	300	(1,968)

		(2,344)

Total Greece		(3,232)

India — (0.0)%
Biotechnology & Pharmaceutical — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	100	(5,045)

Technology Services — (0.0)%
Wipro Ltd. ADR	400	(4,528)

Total India		(9,573)

Ireland — (0.0)%
Banking — (0.0)%
Bank of Ireland ADR	1,000	(15,220)

Biotechnology & Pharmaceutical — (0.0)%
Amarin Corp. PLC ADR	28,600	(28,020)

Transportation & Logistics — (0.0)%
Ardmore Shipping Corp.	300	(3,591)

Total Ireland		(46,831)

Israel — (0.0)%
Consumer Products — (0.0)%
SodaStream International Ltd.	600	(12,072)

Media — (0.0)%
Wix.com Ltd.	300	(6,300)

Semiconductors — (0.0)%
Mellanox Technologies Ltd.	200	(8,546)

Total Israel		(26,918)

Japan — (0.0)%
Automotive — (0.0)%
Toyota Motor Corp. ADR	1,100	(138,028)

Hardware — (0.0)%
Canon, Inc. ADR	300	(9,498)

Total Japan		(147,526)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
GasLog Ltd.	8,800	(179,080)
Scorpio Tankers, Inc.	18,800	(163,372)

Total Monaco		(342,452)

Netherlands — (0.0)%
Biotechnology & Pharmaceutical — (0.0)%
Prosensa Holding NV	200	(3,750)

Telecommunications — (0.0)%
VimpelCom Ltd. ADR	33,200	(138,610)

Total Netherlands		(142,360)

Norway — (0.0)%
Transportation & Logistics — (0.0)%
Frontline Ltd.	1,100	(2,761)

Total Norway		(2,761)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Panama — (0.0)%
Banking — (0.0)%
Banco Latinoamericano de Comercio Exterior SA E Shares	800	$(24,080)

Total Panama		(24,080)

Peru — (0.1)%
Banking — (0.1)%
Credicorp Ltd.	2,500	(400,450)

Total Peru		(400,450)

Philippines — (0.0)%
Telecommunications — (0.0)%
Philippine Long Distance Telephone Co. ADR	100	(6,329)

Total Philippines		(6,329)

Republic of Korea — (0.0)%
Banking — (0.0)%
KB Financial Group, Inc. ADR	100	(3,262)

Total Republic of Korea		(3,262)

Sweden — (0.1)%
Automotive — (0.1)%
Autoliv, Inc.	3,400	(360,808)

Hardware — (0.0)%
Telefonaktiebolaget LM Ericsson ADR	3,300	(39,930)

Total Sweden		(400,738)

Switzerland — (0.0)%
Chemicals — (0.0)%
Syngenta AG ADR	100	(6,424)

Institutional Financial Service — (0.0)%
Credit Suisse Group AG ADR	12,300	(308,484)

Total Switzerland		(314,908)

Taiwan — (0.0)%
Telecommunications — (0.0)%
Chunghwa Telecom Co. Ltd. ADR	200	(5,886)

Total Taiwan		(5,886)

Turkey — (0.0)%
Telecommunications — (0.0)%
Turkcell Iletisim Hizmetleri AS ADR	1,000	(15,120)

Total Turkey		(15,120)

United Kingdom — (0.1)%
Banking — (0.0)%
Barclays PLC ADR	7,904	(118,639)
Royal Bank of Scotland Group PLC ADR	1,600	(19,376)

		(138,015)

Consumer Products — (0.1)%
Diageo PLC ADR	5,300	(604,677)
Unilever NV	2,076	(81,047)

		(685,724)

Media — (0.0)%
WPP PLC ADR	100	(10,410)

Semiconductors — (0.0)%
ARM Holdings PLC ADR	1,100	(50,930)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Total United Kingdom		$(885,079)

United States — (16.9)%
Aerospace & Defense — (0.3)%
B/E Aerospace, Inc.	500	(29,010)
GenCorp, Inc.	4,300	(78,690)
Precision Castparts Corp.	200	(48,176)
Smith & Wesson Holding Corp.	1,600	(15,152)
Sturm Ruger & Co., Inc.	1,900	(65,797)
Taser International, Inc.	5,400	(142,992)
Triumph Group, Inc.	100	(6,722)
United Technologies Corp.	15,700	(1,805,500)

		(2,192,039)

Apparel & Textile Products — (0.2)%
Hanesbrands, Inc.	5,500	(613,910)
Iconix Brand Group, Inc.	23,300	(787,307)
NIKE, Inc. Class B	500	(48,075)
Wolverine World Wide, Inc.	200	(5,894)

		(1,455,186)

Asset Management — (0.5)%
Acacia Research Corp.	900	(15,246)
Artisan Partners Asset Management, Inc. Class A	9,800	(495,194)
Federated Investors, Inc. Class B	200	(6,586)
Home Loan Servicing Solutions Ltd.	22,000	(429,440)
Janus Capital Group, Inc.	108,200	(1,745,266)
Leucadia National Corp.	64,700	(1,450,574)
Main Street Capital Corp.	100	(2,924)
Medley Capital Corp.	7,600	(70,224)
NorthStar Asset Management Group, Inc.	100	(2,257)
T Rowe Price Group, Inc.	1,100	(94,446)

		(4,312,157)

Automotive — (0.1)%
Dana Holding Corp.	100	(2,174)
Federal-Mogul Holdings Corp.	1,000	(16,090)
Ford Motor Co.	58,100	(900,550)
Gentherm, Inc.	400	(14,648)
Quantum Fuel Systems Technologies Worldwide, Inc.	5,700	(11,913)

		(945,375)

Banking — (0.5)%
Banc of California, Inc.	3,000	(34,410)
Bank of America Corp.	98,700	(1,765,743)
Citigroup, Inc.	24,500	(1,325,695)
ConnectOne Bancorp, Inc.	23	(437)
JPMorgan Chase & Co.	100	(6,258)
MB Financial, Inc.	36	(1,183)
PacWest Bancorp	5,700	(259,122)
PNC Financial Services Group, Inc.	2,800	(255,444)
Synovus Financial Corp.	4,800	(130,032)
Umpqua Holdings Corp.	7,700	(130,977)
United Bankshares, Inc.	600	(22,470)
Valley National Bancorp	300	(2,913)

		(3,934,684)

Biotechnology & Pharmaceuticals — (2.4)%
ACADIA Pharmaceuticals, Inc.	7,800	(247,650)
AcelRx Pharmaceuticals, Inc.	400	(2,692)
Achillion Pharmaceuticals, Inc.	10,000	(122,500)
Actavis PLC	1,800	(463,338)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Aegerion Pharmaceuticals, Inc.	9,600	$(201,024)
Aerie Pharmaceuticals, Inc.	500	(14,595)
Akorn, Inc.	3,900	(141,180)
Albany Molecular Research, Inc.	600	(9,768)
Alder Biopharmaceuticals, Inc.	100	(2,909)
Amgen, Inc.	3,900	(621,231)
Ampio Pharmaceuticals, Inc.	14,900	(51,107)
Antares Pharma, Inc.	1,100	(2,827)
Arena Pharmaceuticals, Inc.	16,700	(57,949)
Arrowhead Research Corp.	2,400	(17,712)
BioMarin Pharmaceutical, Inc.	12,200	(1,102,880)
Bristol-Myers Squibb Co.	14,100	(832,323)
Catalyst Pharmaceutical Partners, Inc.	1,400	(4,158)
Celgene Corp.	7,600	(850,136)
Celldex Therapeutics, Inc.	1,900	(34,675)
Celsion Corp.	400	(932)
Clovis Oncology, Inc.	1,900	(106,400)
CTI BioPharma Corp.	4,500	(10,620)
Cubist Pharmaceuticals, Inc.	7,600	(764,940)
CytRx Corp.	28,900	(79,186)
DARA BioSciences, Inc.	100	(88)
Discovery Laboratories, Inc.	200	(232)
Dynavax Technologies Corp.	30	(506)
Eli Lilly & Co.	26,300	(1,814,437)
Enanta Pharmaceuticals, Inc.	1,400	(71,190)
Endo International PLC	13,400	(966,408)
Endocyte, Inc.	10,300	(64,787)
Exelixis, Inc.	4,300	(6,192)
Galectin Therapeutics, Inc.	300	(1,041)
Galena Biopharma, Inc.	17,700	(26,727)
Halozyme Therapeutics, Inc.	18,600	(179,490)
Horizon Pharma plc	400	(5,156)
Idera Pharmaceuticals, Inc.	3,200	(14,112)
IGI Laboratories, Inc.	1,200	(10,560)
ImmunoGen, Inc.	100	(610)
Incyte Corp.	27,800	(2,032,458)
Inovio Pharmaceuticals, Inc.	10,100	(92,718)
Insmed, Inc.	500	(7,735)
Intercept Pharmaceuticals, Inc.	3,800	(592,800)
Intrexon Corp.	2,100	(57,813)
Ironwood Pharmaceuticals, Inc.	5,600	(85,792)
Isis Pharmaceuticals, Inc.	9,900	(611,226)
Johnson & Johnson	14,600	(1,526,722)
Karyopharm Therapeutics, Inc.	500	(18,715)
Keryx Biopharmaceuticals, Inc.	18,400	(260,360)
Kite Pharma, Inc.	900	(51,903)
MannKind Corp.	10,100	(52,671)
Mast Therapeutics, Inc.	800	(448)
Merck & Co., Inc.	21,800	(1,238,022)
NanoViricides, Inc.	100	(272)
Neuralstem, Inc.	2,200	(5,984)
Northwest Biotherapeutics, Inc.	500	(2,675)
Orexigen Therapeutics, Inc.	14,000	(84,840)
Organovo Holdings, Inc.	13,000	(94,250)
OXiGENE, Inc.	4,800	(7,728)
Peregrine Pharmaceuticals, Inc.	1,300	(1,807)
Perrigo Co. PLC	13,700	(2,290,092)
Prestige Brands Holdings, Inc.	2,000	(69,440)
Raptor Pharmaceutical Corp.	200	(2,104)
Repros Therapeutics, Inc.	2,500	(24,925)
Rexahn Pharmaceuticals, Inc.	12,100	(8,470)
Salix Pharmaceuticals Ltd.	2,500	(287,350)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Sarepta Therapeutics, Inc.	13,600	$(196,792)
Spectrum Pharmaceuticals, Inc.	200	(1,386)
StemCells, Inc.	900	(845)
Synergy Pharmaceuticals, Inc.	14,600	(44,530)
Synta Pharmaceuticals Corp.	9,800	(25,970)
Synthetic Biologics, Inc.	200	(292)
Tenax Therapeutics, Inc.	1,900	(7,296)
TherapeuticsMD, Inc.	10,500	(46,725)
Theravance, Inc.	6,800	(96,220)
Threshold Pharmaceuticals, Inc.	200	(636)
Vanda Pharmaceuticals, Inc.	3,200	(45,824)
VIVUS, Inc.	17,400	(50,112)
Zafgen, Inc.	100	(3,084)
Zogenix, Inc.	200	(274)
ZS Pharma, Inc.	200	(8,314)

		(18,941,888)

Chemicals — (0.2)%
EI du Pont de Nemours & Co.	22,900	(1,693,226)
LSB Industries, Inc.	100	(3,144)
Olin Corp.	1,100	(25,047)
PPG Industries, Inc.	100	(23,115)
Rentech, Inc.	2,000	(2,520)
Sensient Technologies Corp.	100	(6,034)
Sigma-Aldrich Corp.	100	(13,727)
Trinseo SA	1,900	(33,155)
Tronox Ltd. Class A	3,100	(74,028)
Valhi, Inc.	300	(1,923)

		(1,875,919)

Commercial Services — (0.1)%
Brady Corp. Class A	100	(2,734)
Care.com, Inc.	500	(4,140)
Healthcare Services Group, Inc.	1,200	(37,116)
HMS Holdings Corp.	26,800	(566,552)
InterCloud Systems, Inc.	7,940	(23,185)
On Assignment, Inc.	700	(23,233)

		(656,960)

Construction Materials — (0.1)%
Louisiana-Pacific Corp.	8,900	(147,384)
Martin Marietta Materials, Inc.	5,030	(554,910)
USG Corp.	7,100	(198,729)

		(901,023)

Consumer Products — (0.5)%
22nd Century Group, Inc.	900	(1,485)
B&G Foods, Inc.	100	(2,990)
Brown-Forman Corp. Class B	200	(17,568)
Church & Dwight Co., Inc.	100	(7,881)
Clearwater Paper Corp.	900	(61,695)
Darling Ingredients, Inc.	900	(16,344)
Dean Foods Co.	100	(1,938)
Diamond Foods, Inc.	900	(25,407)
Flowers Foods, Inc.	2,700	(51,813)
General Mills, Inc.	800	(42,664)
Harbinger Group, Inc.	100	(1,416)
Hormel Foods Corp.	2,100	(109,410)
Ingredion, Inc.	1,900	(161,196)
JM Smucker Co.	1,900	(191,862)
Kellogg Co.	16,000	(1,047,040)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Keurig Green Mountain, Inc.	10,400	$(1,376,908)
Kraft Foods Group, Inc.	4,200	(263,172)
McCormick & Co., Inc.	1,000	(74,300)
Molson Coors Brewing Co. Class B	1,100	(81,972)
Post Holdings, Inc.	5,200	(217,828)
Senomyx, Inc.	1,300	(7,813)
Snyder’s-Lance, Inc.	1,000	(30,550)
TreeHouse Foods, Inc.	1,700	(145,401)
WhiteWave Foods Co.	2,900	(101,471)

		(4,040,124)

Consumer Services — (0.0)%
Lincoln Educational Services Corp.	400	(1,128)
Weight Watchers International, Inc.	500	(12,420)

		(13,548)

Containers & Packaging — (0.0)%
Silgan Holdings, Inc.	100	(5,360)
Sonoco Products Co.	200	(8,740)
ZAGG, Inc.	400	(2,716)

		(16,816)

Distributors – Consumer Staples — (0.0)%
Sysco Corp.	1,500	(59,535)

Distributors – Discretionary — (0.2)%
Fastenal Co.	36,500	(1,735,940)
Genuine Parts Co.	600	(63,942)
LKQ Corp.	1,500	(42,180)
Tech Data Corp.	200	(12,646)

		(1,854,708)

Electrical Equipment — (0.0)%
Capstone Turbine Corp.	34,400	(25,432)
Cognex Corp.	2,600	(107,458)
Eaton Corp. PLC	100	(6,796)
Generac Holdings, Inc.	800	(37,408)
General Cable Corp.	1,600	(23,840)
Revolution Lighting Technologies, Inc.	2,800	(3,780)
Trimble Navigation Ltd.	200	(5,308)
Tyco International PLC	100	(4,386)

		(214,408)

Engineering & Construction Services — (0.0)%
Kratos Defense & Security Solutions, Inc.	2,300	(11,546)

Forest & Paper Products — (0.0)%
Schweitzer-Mauduit International, Inc.	100	(4,230)

Gaming, Lodging & Restaurants — (0.4)%
Boyd Gaming Corp.	26,600	(339,948)
Caesars Entertainment Corp.	9,800	(153,762)
McDonald’s Corp.	18,900	(1,770,930)
Pinnacle Entertainment, Inc.	15,100	(335,975)
Scientific Games Corp. Class A	8,000	(101,840)
Sonic Corp.	11,400	(310,422)
Zoe’s Kitchen, Inc.	100	(2,991)

		(3,015,868)

Hardware — (0.5)%
3D Systems Corp.	17,300	(568,651)
Aerohive Networks, Inc.	2,800	(13,440)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Alliance Fiber Optic Products, Inc.	1,900	$(27,569)
Apple, Inc.	600	(66,228)
Ciena Corp.	15,000	(291,150)
Diebold, Inc.	6,200	(214,768)
Digital Ally, Inc.	200	(3,064)
Emulex Corp.	200	(1,134)
ExOne Co.	4,900	(82,320)
Extreme Networks, Inc.	1,800	(6,354)
Garmin Ltd.	7,200	(380,376)
Gigamon, Inc.	5,000	(88,650)
Identiv, Inc.	100	(1,389)
InterDigital, Inc.	1,000	(52,900)
Ixia	300	(3,375)
MicroVision, Inc.	4,200	(7,308)
Mitel Networks Corp.	100	(1,069)
Neonode, Inc.	1,900	(6,422)
Nimble Storage, Inc.	1,700	(46,750)
Procera Networks, Inc.	100	(719)
Riverbed Technology, Inc.	39,603	(808,297)
Ruckus Wireless, Inc.	3,000	(36,060)
Stratasys Ltd.	11,000	(914,210)
Turtle Beach Corp.	1,300	(4,147)
Ubiquiti Networks, Inc.	10,300	(305,292)
Violin Memory, Inc.	3,100	(14,849)
Vocera Communications, Inc.	100	(1,042)

		(3,947,533)

Health Care Facilities/Services — (0.8)%
Acadia Healthcare Co., Inc.	2,400	(146,904)
Adeptus Health, Inc. Class A	600	(22,440)
AmerisourceBergen Corp.	17,300	(1,559,768)
BioScrip, Inc.	8,700	(60,813)
Catamaran Corp.	2,300	(119,025)
Community Health Systems, Inc.	6,600	(355,872)
Kindred Healthcare, Inc.	4,800	(87,264)
NeoStem, Inc.	6,400	(24,128)
PAREXEL International Corp.	1,300	(72,228)
Quest Diagnostics, Inc.	28,400	(1,904,504)
Tenet Healthcare Corp.	4,100	(207,747)
UnitedHealth Group, Inc.	18,800	(1,900,492)

		(6,461,185)

Home & Office Products — (0.2)%
DR Horton, Inc.	200	(5,058)
Green Brick Partners, Inc.	2,600	(21,320)
Hovnanian Enterprises, Inc. Class A	36,100	(149,093)
KB Home	19,200	(317,760)
Leggett & Platt, Inc.	3,800	(161,918)
Masonite International Corp.	5,300	(325,738)
MDC Holdings, Inc.	12,600	(333,522)
Meritage Homes Corp.	800	(28,792)
Ryland Group, Inc.	1,000	(38,560)
Standard Pacific Corp.	100	(729)
Taylor Morrison Home Corp. Class A	1,200	(22,668)
TRI Pointe Homes, Inc.	25,400	(387,350)
William Lyon Homes Class A	1,600	(32,432)

		(1,824,940)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Industrial Services — (0.0)%
Applied Industrial Technologies, Inc.	100	$(4,559)
MSC Industrial Direct Co., Inc. Class A	2,300	(186,875)
TAL International Group, Inc.	500	(21,785)

		(213,219)

Institutional Financial Service — (0.3)%
CBOE Holdings, Inc.	1,800	(114,156)
FXCM, Inc. Class A	4,700	(77,879)
Goldman Sachs Group, Inc.	9,200	(1,783,236)
Morgan Stanley	6,000	(232,800)
Raymond James Financial, Inc.	300	(17,187)
RCS Capital Corp. Class A	2,700	(33,048)

		(2,258,306)

Insurance — (0.3)%
ACE Ltd.	200	(22,976)
American International Group, Inc.	2,800	(156,828)
Berkshire Hathaway, Inc. Class B	11,600	(1,741,740)
Chubb Corp.	800	(82,776)
CNO Financial Group, Inc.	200	(3,444)
HCC Insurance Holdings, Inc.	700	(37,464)
HCI Group, Inc.	400	(17,296)
Hilltop Holdings, Inc.	400	(7,980)
Markel Corp.	100	(68,284)
MBIA, Inc.	3,800	(36,252)
RenaissanceRe Holdings Ltd.	800	(77,776)
Torchmark Corp.	49	(2,654)
Travelers Cos., Inc.	2,400	(254,040)

		(2,509,510)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	56,600	(336,204)
AM Castle & Co.	300	(2,394)
Cliffs Natural Resources, Inc.	35,100	(250,614)

		(589,212)

Leisure Products — (0.1)%
Callaway Golf Co.	300	(2,310)
Hasbro, Inc.	9,900	(544,401)
Thor Industries, Inc.	100	(5,587)
Winnebago Industries, Inc.	600	(13,056)

		(565,354)

Machinery — (0.1)%
Adept Technology, Inc.	1,100	(9,548)
Arotech Corp.	400	(928)
Briggs & Stratton Corp.	1,700	(34,714)
Colfax Corp.	3,300	(170,181)
Deere & Co.	8,400	(743,148)
Graco, Inc.	700	(56,126)
Nordson Corp.	600	(46,776)
Power Solutions International, Inc.	100	(5,161)

		(1,066,582)

Manufactured Goods — (0.0)%
EnPro Industries, Inc.	1,900	(119,244)
Global Brass & Copper Holdings, Inc.	800	(10,528)
Proto Labs, Inc.	2,300	(154,468)

		(284,240)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Media — (1.0)%
Alliance Data Systems Corp.	45	$(12,872)
Angie’s List, Inc.	8,700	(54,201)
Borderfree, Inc.	100	(896)
Brightcove, Inc.	400	(3,112)
CBS Corp. Class B	200	(11,068)
Coupons.com, Inc.	800	(14,200)
Covisint Corp.	1,135	(3,008)
Cumulus Media, Inc. Class A	50,500	(213,615)
Demand Media, Inc.	400	(2,448)
Dex Media, Inc.	100	(897)
DreamWorks Animation SKG, Inc. Class A	3,400	(75,922)
Everyday Health, Inc.	400	(5,900)
Groupon, Inc.	11,500	(94,990)
Lions Gate Entertainment Corp.	3,200	(102,464)
LiveDeal, Inc.	900	(2,826)
Marin Software, Inc.	700	(5,922)
MeetMe, Inc.	1,400	(2,142)
Millennial Media, Inc.	9,300	(14,880)
Pandora Media, Inc.	78,300	(1,396,089)
RealD, Inc.	100	(1,180)
Rocket Fuel, Inc.	3,900	(62,868)
Shutterfly, Inc.	2,000	(83,390)
Sirius XM Holdings, Inc.	5,600	(19,600)
Twenty-First Century Fox, Inc. Class A	13,200	(506,946)
Twitter, Inc.	39,000	(1,398,930)
Viacom, Inc. Class B	800	(60,200)
World Wrestling Entertainment, Inc. Class A	4,500	(55,530)
Yahoo!, Inc.	41,935	(2,118,137)
Yelp, Inc.	29,800	(1,630,954)

		(7,955,187)

Medical Equipment/Devices — (2.2)%
Abaxis, Inc.	7,700	(437,591)
Abbott Laboratories	22,300	(1,003,946)
Alere, Inc.	200	(7,600)
Baxter International, Inc.	8,500	(622,965)
Becton Dickinson and Co.	9,000	(1,252,440)
BioTelemetry, Inc.	1,100	(11,033)
Cardiovascular Systems, Inc.	100	(3,008)
Catalent, Inc.	100	(2,788)
Cerus Corp.	400	(2,496)
Cooper Cos., Inc.	8,200	(1,329,138)
Cytori Therapeutics, Inc.	200	(97)
DENTSPLY International, Inc.	32,400	(1,725,948)
Edwards Lifesciences Corp.	6,000	(764,280)
Endologix, Inc.	600	(9,174)
EnteroMedics, Inc.	100	(142)
Exact Sciences Corp.	300	(8,232)
ImmunoCellular Therapeutics Ltd.	1,900	(1,387)
Insulet Corp.	4,900	(225,694)
IsoRay, Inc.	8,300	(12,118)
K2M Group Holdings, Inc.	300	(6,261)
Medtronic, Inc.	45,659	(3,296,580)
Navidea Biopharmaceuticals, Inc.	1,000	(1,890)
OPKO Health, Inc.	31,000	(309,690)
QIAGEN NV	13,417	(314,763)
Rockwell Medical, Inc.	9,100	(93,548)
Sequenom, Inc.	700	(2,590)
Sirona Dental Systems, Inc.	12,100	(1,057,177)
Spectranetics Corp.	2,500	(86,450)
St Jude Medical, Inc.	14,000	(910,420)
Thoratec Corp.	800	(25,968)
Unilife Corp.	700	(2,345)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Varian Medical Systems, Inc.	28,900	$(2,500,139)
Volcano Corp.	2,200	(39,336)
Waters Corp.	11,800	(1,330,096)

		(17,397,330)

Metals & Mining — (0.1)%
Allied Nevada Gold Corp.	16,800	(14,616)
Gold Resource Corp.	500	(1,690)
Hecla Mining Co.	18,600	(51,894)
McEwen Mining, Inc.	5,500	(6,105)
Midway Gold Corp.	2,300	(1,702)
Molycorp, Inc.	57,200	(50,370)
Noranda Aluminum Holding Corp.	1,700	(5,984)
Paramount Gold and Silver Corp.	2,800	(2,856)
Southern Copper Corp.	5,800	(163,560)
Thompson Creek Metals Co., Inc.	16,000	(26,720)
Uranerz Energy Corp.	800	(896)
Uranium Energy Corp.	11,700	(20,475)
US Silica Holdings, Inc.	4,300	(110,467)

		(457,335)

Oil, Gas & Coal — (1.3)%
Alon USA Energy, Inc.	14,600	(184,982)
Alpha Natural Resources, Inc.	16,500	(27,555)
Arch Coal, Inc.	55,400	(98,612)
Basic Energy Services, Inc.	2,900	(20,329)
Bill Barrett Corp.	800	(9,112)
Bonanza Creek Energy, Inc.	5,500	(132,000)
Clean Energy Fuels Corp.	5,700	(28,471)
Cobalt International Energy, Inc.	68,200	(606,298)
Comstock Resources, Inc.	11,700	(79,677)
Diamondback Energy, Inc.	1,200	(71,736)
Eclipse Resources Corp.	10,400	(73,112)
Emerald Oil, Inc.	17,700	(21,240)
Energy XXI Ltd.	68,000	(221,680)
EXCO Resources, Inc.	87,100	(189,007)
Exterran Holdings, Inc.	2,700	(87,966)
Flotek Industries, Inc.	4,800	(89,904)
FMSA Holdings, Inc.	200	(1,384)
FX Energy, Inc.	3,000	(4,650)
Gastar Exploration, Inc.	500	(1,205)
Goodrich Petroleum Corp.	3,800	(16,872)
Halcon Resources Corp.	25,500	(45,390)
Halliburton Co.	108,290	(4,259,046)
Hercules Offshore, Inc.	15,300	(15,300)
ION Geophysical Corp.	8,100	(22,275)
Kinder Morgan, Inc.	35,532	(1,503,359)
Kosmos Energy Ltd.	5,000	(41,950)
Laredo Petroleum, Inc.	300	(3,105)
LinnCo LLC	5,400	(55,998)
Magnum Hunter Resources Corp.	64,900	(203,786)
Matador Resources Co.	200	(4,046)
Midstates Petroleum Co., Inc.	3,800	(5,738)
Miller Energy Resources, Inc.	1,100	(1,375)
Nuverra Environmental Solutions, Inc.	3,800	(21,090)
Oasis Petroleum, Inc.	600	(9,924)
Pacific Drilling SA	3,700	(17,168)
Parsley Energy, Inc. Class A	300	(4,788)
PBF Energy, Inc. Class A	21,100	(562,104)
Peabody Energy Corp.	110,000	(851,400)
PetroQuest Energy, Inc.	1,300	(4,862)
Pioneer Energy Services Corp.	800	(4,432)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Quicksilver Resources, Inc.	43,400	$(8,602)
Rex Energy Corp.	2,000	(10,200)
Rice Energy, Inc.	2,900	(60,813)
Ring Energy, Inc.	100	(1,050)
Rosetta Resources, Inc.	5,000	(111,550)
RPC, Inc.	200	(2,608)
Sanchez Energy Corp.	20,000	(185,800)
SandRidge Energy, Inc.	23,600	(42,952)
SemGroup Corp. Class A	600	(41,034)
SM Energy Co.	100	(3,858)
Swift Energy Co.	500	(2,025)
Synergy Resources Corp.	8,900	(111,606)
Transocean Ltd.	200	(3,666)
Triangle Petroleum Corp.	7,800	(37,284)
Ultra Petroleum Corp.	10,100	(132,916)
W&T Offshore, Inc.	13,200	(96,888)
Walter Energy, Inc.	14,400	(19,872)
Western Refining, Inc.	1,000	(37,780)

		(10,513,432)

Real Estate — (0.9)%
American Campus Communities, Inc.	2,000	(82,720)
American Realty Capital Properties, Inc.	148,400	(1,343,020)
AvalonBay Communities, Inc.	200	(32,678)
BioMed Realty Trust, Inc.	1,500	(32,310)
Brookdale Senior Living, Inc.	18,591	(681,732)
Camden Property Trust	21,100	(1,558,024)
Campus Crest Communities, Inc.	33,300	(243,423)
CatchMark Timber Trust, Inc. Class A	400	(4,528)
Chesapeake Lodging Trust	100	(3,721)
Corrections Corp. of America	200	(7,268)
CubeSmart	300	(6,621)
Education Realty Trust, Inc.	10,666	(390,269)
Essex Property Trust, Inc.	300	(61,980)
Forestar Group, Inc.	100	(1,540)
Gaming and Leisure Properties, Inc.	500	(14,670)
Government Properties Income Trust	3,100	(71,331)
Gramercy Property Trust, Inc.	9,700	(66,930)
Highwoods Properties, Inc.	4,500	(199,260)
Home Properties, Inc.	100	(6,560)
Independence Realty Trust, Inc.	600	(5,586)
Iron Mountain, Inc.	200	(7,732)
Kite Realty Group Trust	300	(8,622)
Lexington Realty Trust	3,200	(35,136)
Liberty Property Trust	2,700	(101,601)
Monmouth Real Estate Investment Corp.	400	(4,428)
National Retail Properties, Inc.	8,900	(350,393)
New York REIT, Inc.	5,400	(57,186)
Physicians Realty Trust	9,300	(154,380)
Plum Creek Timber Co., Inc.	4,500	(192,555)
Realty Income Corp.	8,600	(410,306)
Regency Centers Corp.	1,000	(63,780)
Retail Opportunity Investments Corp.	400	(6,716)
Rexford Industrial Realty, Inc.	1,400	(21,994)
Ryman Hospitality Properties, Inc.	3,500	(184,590)
Senior Housing Properties Trust	5,500	(121,605)
STAG Industrial, Inc.	200	(4,900)
Sunstone Hotel Investors, Inc.	9,900	(163,449)
Tanger Factory Outlet Centers, Inc.	1,700	(62,832)
Ventas, Inc.	3,700	(265,290)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Vornado Realty Trust	1,600	$(188,336)
Washington Real Estate Investment Trust	200	(5,532)

		(7,225,534)

Recreation Facilities & Services — (0.0)%
AMC Entertainment Holdings, Inc. Class A	500	(13,090)

Renewable Energy — (0.4)%
Ascent Solar Technologies, Inc.	200	(214)
EnerSys	600	(37,032)
Enphase Energy, Inc.	7,600	(108,604)
FuelCell Energy, Inc.	47,700	(73,458)
Gevo, Inc.	100	(32)
Pacific Ethanol, Inc.	16,700	(172,511)
Plug Power, Inc.	26,700	(80,100)
Real Goods Solar, Inc. Class A	500	(242)
Silver Spring Networks, Inc.	1,200	(10,116)
SolarCity Corp.	29,900	(1,599,052)
Solazyme, Inc.	4,500	(11,610)
SunEdison, Inc.	11,000	(214,610)
SunPower Corp.	21,700	(560,511)
TerraForm Power, Inc. Class A	500	(15,440)
Vivint Solar, Inc.	400	(3,688)

		(2,887,220)

Retail – Consumer Staples — (0.0)%
Fairway Group Holdings Corp.	800	(2,520)
Five Below, Inc.	900	(36,747)
Roundy’s, Inc.	100	(484)
SpartanNash Co.	100	(2,614)
Wal-Mart Stores, Inc.	2,400	(206,112)
Whole Foods Market, Inc.	800	(40,336)

		(288,813)

Retail Discretionary — (1.1)%
Aeropostale, Inc.	12,400	(28,768)
American Apparel, Inc.	13,700	(14,111)
Barnes & Noble, Inc.	1,900	(44,118)
Bon-Ton Stores, Inc.	6,700	(49,647)
Buckle, Inc.	3,100	(162,812)
Cabela’s, Inc.	17,600	(927,696)
CarMax, Inc.	6,400	(426,112)
Chegg, Inc.	1,500	(10,365)
Children’s Place, Inc.	5,300	(302,100)
Container Store Group, Inc.	4,700	(89,911)
Dillard’s, Inc. Class A	600	(75,108)
Francesca’s Holdings Corp.	8,400	(140,280)
Genesco, Inc.	800	(61,296)
Guess?, Inc.	400	(8,432)
Hertz Global Holdings, Inc.	17,500	(436,450)
HSN, Inc.	300	(22,800)
JC Penney Co., Inc.	4,700	(30,456)
Kohl’s Corp.	31,000	(1,892,240)
Lumber Liquidators Holdings, Inc.	4,800	(318,288)
Macy’s, Inc.	15,800	(1,038,850)
Men’s Wearhouse, Inc.	3,900	(172,185)
Nordstrom, Inc.	5,000	(396,950)
O’Reilly Automotive, Inc.	100	(19,262)
PetSmart, Inc.	700	(56,907)
RadioShack Corp.	900	(333)
Sears Holdings Corp.	1,200	(39,576)
Sportsman’s Warehouse Holdings, Inc.	1,700	(12,444)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Tile Shop Holdings, Inc.	2,000	$(17,760)
Tractor Supply Co.	22,900	(1,804,978)
Vitamin Shoppe, Inc.	200	(9,716)

		(8,609,951)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.	50,600	(135,102)
Applied Micro Circuits Corp.	8,700	(56,724)
Atmel Corp.	100	(839)
International Rectifier Corp.	9,000	(359,100)
InvenSense, Inc.	3,100	(50,406)
Lam Research Corp.	800	(63,472)
Maxim Integrated Products, Inc.	4,700	(149,789)
OmniVision Technologies, Inc.	900	(23,400)
Pixelworks, Inc.	14,000	(63,840)
QuickLogic Corp.	4,900	(15,386)
Rubicon Technology, Inc.	1,300	(5,941)
Semtech Corp.	600	(16,542)
Skyworks Solutions, Inc.	400	(29,084)
Teradyne, Inc.	2,100	(41,559)
Universal Display Corp.	12,000	(333,000)

		(1,344,184)

Software — (0.4)%
2U, Inc.	300	(5,898)
8x8, Inc.	500	(4,580)
A10 Networks, Inc.	3,700	(16,132)
Amber Road, Inc.	100	(1,022)
ANSYS, Inc.	300	(24,600)
Benefitfocus, Inc.	1,600	(52,544)
ChannelAdvisor Corp.	2,800	(60,424)
Cornerstone OnDemand, Inc.	2,900	(102,080)
Datawatch Corp.	800	(7,192)
Dealertrack Technologies, Inc.	4,000	(177,240)
Digital River, Inc.	2,500	(61,825)
E2open, Inc.	300	(2,883)
FireEye, Inc.	20,700	(653,706)
Five9, Inc.	900	(4,032)
Glu Mobile, Inc.	89,400	(348,660)
Imperva, Inc.	1,900	(93,917)
Interactive Intelligence Group, Inc.	100	(4,790)
Jack Henry & Associates, Inc.	100	(6,214)
Jive Software, Inc.	1,000	(6,030)
KEYW Holding Corp.	900	(9,342)
LivePerson, Inc.	100	(1,410)
LogMeIn, Inc.	11,800	(582,212)
Digital Turbine Inc.	500	(1,665)
Manhattan Associates, Inc.	500	(20,360)
Mentor Graphics Corp.	1,700	(37,264)
Mitek Systems, Inc.	200	(662)
MobileIron, Inc.	600	(5,976)
Rally Software Development Corp.	3,500	(39,795)
salesforce.com, Inc.	1,700	(100,827)
Solera Holdings, Inc.	19,900	(1,018,482)
Tableau Software, Inc. Class A	100	(8,476)
VirnetX Holding Corp.	2,800	(15,372)
Vringo, Inc.	18,400	(10,122)
Zynga, Inc. Class A	42,900	(114,114)

		(3,599,848)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Specialty Finance — (0.5)%
Air Lease Corp.	300	$(10,293)
Ally Financial, Inc.	3,500	(82,670)
Apollo Residential Mortgage, Inc.	9,500	(149,815)
Ares Commercial Real Estate Corp.	4,700	(53,956)
ARMOUR Residential REIT, Inc.	123,200	(453,376)
Blackstone Mortgage Trust, Inc. Class A	2,400	(69,936)
CAI International, Inc.	1,800	(41,760)
CYS Investments, Inc.	66,900	(583,368)
Ellie Mae, Inc.	1,100	(44,352)
Encore Capital Group, Inc.	1,900	(84,360)
First American Financial Corp.	300	(10,170)
FNFV Group	33	(519)
GATX Corp.	1,000	(57,540)
Heartland Payment Systems, Inc.	100	(5,395)
Invesco Mortgage Capital, Inc.	3,667	(56,692)
JAVELIN Mortgage Investment Corp.	4,700	(48,739)
JG Wentworth Co. Class A	200	(2,132)
MoneyGram International, Inc.	2,700	(24,543)
Nationstar Mortgage Holdings, Inc.	6,700	(188,873)
New York Mortgage Trust, Inc.	5,500	(42,405)
Ocwen Financial Corp.	21,200	(320,120)
PRA Group, Inc.	200	(11,586)
RAIT Financial Trust	9,600	(73,632)
Redwood Trust, Inc.	15,000	(295,500)
Regional Management Corp.	800	(12,648)
Resource Capital Corp.	900	(4,536)
Stonegate Mortgage Corp.	300	(3,588)
Walter Investment Management Corp.	17,900	(295,529)
Western Asset Mortgage Capital Corp.	36,200	(532,140)
Xoom Corp.	7,600	(133,076)

		(3,693,249)

Technology Services — (0.2)%
Genpact Ltd.	100	(1,893)
iGATE Corp.	600	(23,688)
Sapient Corp.	38,700	(962,856)
Thomson Reuters Corp.	9,400	(379,196)

		(1,367,633)

Telecommunications — (0.2)%
Alaska Communications Systems Group, Inc.	200	(358)
DigitalGlobe, Inc.	20,700	(641,079)
Global Eagle Entertainment, Inc.	1,300	(17,693)
Globalstar, Inc.	1,200	(3,300)
Gogo, Inc.	35,700	(590,121)
Intelsat SA	200	(3,472)
NTELOS Holdings Corp.	400	(1,676)
Sprint Corp.	2,000	(8,300)
WidePoint Corp.	400	(552)

		(1,266,551)

Transportation & Logistics — (0.2)%
Baltic Trading Ltd.	16,800	(42,168)
Genesee & Wyoming, Inc. Class A	2,900	(260,768)
Knight Transportation, Inc.	500	(16,830)
Macquarie Infrastructure Co. LLC	4,400	(312,796)
Nordic American Tankers Ltd.	37,600	(378,632)
United Parcel Service, Inc. Class B	700	(77,819)
XPO Logistics, Inc.	9,800	(400,624)

		(1,489,637)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Transportation Equipment — (0.1)%
American Railcar Industries, Inc.	400	$(20,600)
Clean Diesel Technologies, Inc.	200	(362)
Navistar International Corp.	10,300	(344,844)
Trinity Industries, Inc.	19,500	(546,195)
Wabash National Corp.	2,000	(24,720)

		(936,721)

Utilities — (0.2)%
Ameren Corp.	100	(4,613)
Aqua America, Inc.	300	(8,010)
Atlantic Power Corp.	22,000	(59,620)
Consolidated Edison, Inc.	900	(59,409)
Dominion Resources, Inc.	100	(7,690)
Duke Energy Corp.	100	(8,354)
Exelon Corp.	1,100	(40,788)
Great Plains Energy, Inc.	1,500	(42,615)
Hawaiian Electric Industries, Inc.	7,300	(244,404)
Laclede Group, Inc.	6,200	(329,840)
Northeast Utilities	2,500	(133,800)
NRG Energy, Inc.	6,900	(185,955)
NRG Yield, Inc. Class A	600	(28,284)
Portland General Electric Co.	1,200	(45,396)
Questar Corp.	100	(2,528)
SCANA Corp.	2,400	(144,960)
TECO Energy, Inc.	1,400	(28,686)
Westar Energy, Inc.	5,500	(226,820)
WGL Holdings, Inc.	100	(5,462)

		(1,607,234)

Waste & Environmental Service Equipment & Facility — (0.0)%
US Ecology, Inc.	1,000	(40,120)
Vertex Energy, Inc.	500	(2,095)

		(42,215)

Total United States		(134,861,259)

TOTAL COMMON STOCK (PROCEEDS $154,102,684)		(150,773,430)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — (0.1)%
United States — (0.1)%
Casinos & Gaming — (0.0)%
Scientific Games International, 10.00%, 12/01/22 (d),(e)	$320,000	(296,400)

Consumer Products — (0.0)%
American Achievement Corp., 10.88%, 04/15/16 (d),(e)	195,000	(187,687)

Exploration & Production — (0.1)%
California Resources Corp., 6.00%, 11/15/24 (d),(e)	450,000	(384,750)

Total United States		(868,837)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $872,423)		(868,837)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (3.2)%
Alerian MLP ETF	8,300	(145,416)
Consumer Staples Select Sector SPDR Fund	2,380	(115,406)
Energy Select Sector SPDR Fund	737	(58,341)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Security Description	Shares	Value
Financial Select Sector SPDR Fund	158,700	$(3,924,651)
Health Care Select Sector SPDR Fund	27,000	(1,846,260)
iShares iBoxx $ Investment Grade Corporate Bond ETF	12,900	(1,540,389)
iShares Nasdaq Biotechnology ETF	7,406	(2,246,610)
iShares Russell 2000 ETF	6,025	(721,012)
Powershares QQQ Trust Series 1	2,000	(206,500)
SPDR S&P 500 ETF Trust	16,800	(3,452,400)
SPDR S&P Biotech ETF	3,500	(653,240)
SPDR S&P Regional Banking ETF	114,200	(4,647,940)
Vanguard FTSE Developed Markets ETF	153,300	(5,807,004)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $25,273,762)		(25,365,169)

TOTAL SECURITIES SOLD SHORT— (22.2)% (PROCEEDS $180,248,869)		(177,007,436)

Footnote Legend:

(a)	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
(b)	Non-income producing.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Strategy Fund.
(e)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933.
(f)	Variable/floating interest rate security. Rate presented is as of December 31, 2014.
(g)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(h)	Security considered illiquid.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2014. Maturity date presented is the ultimate maturity.
(k)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest.
(l)	Approximates cost for federal tax purposes.
(m)	Assets, other than investments in securities, less liabilities, other than securities sold short. A significant portion of this balance represents cash collateral.

Options Written Contracts Outstanding at December 31, 2014

	Strike Index	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
Exchange-Traded Call Options Written
Alstom SA	28.00 EUR	02/20/15	185	$(9,708)	$(11,305)	$(1,597)
Dollar General Corp.	75.00 USD	02/20/15	528	(119,274)	(98,736)	20,538
Qualcomm, Inc.	75.00 USD	02/20/15	4	(602)	(972)	(370)

				$(129,584)	$(111,013)	$18,571

Exchange-Traded Put Options Written
Alstom SA	26.00 EUR	02/20/15	185	$(17,139)	$(15,110)	$2,029
Dollar General Corp.	65.00 USD	02/20/15	528	(124,323)	(71,280)	53,043
S&P 500 Index	1,625.00 USD	03/20/15	55	(38,295)	(33,275)	5,020

				$(179,757)	$(119,665)	$60,092

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
USD/CNH Currency	Morgan Stanley Capital Services LLC	6.90 CNH	11/06/17	2,430,000 USD	$(39,455)	$(47,161)	$(7,706)

FX OTC Put Options Written
USD/BRL Currency	Morgan Stanley Capital Services LLC	2.60 BRL	12/31/15	240,000 USD	$(5,318)	$(2,520)	$2,798

Total Options Written Outstanding					$(354,114)	$(280,359)	$73,755

Reverse Repurchase Agreements Outstanding at December 31, 2014

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.76%	12/08/14	01/05/15	$2,657,000	$2,659,816
Bank of America Merrill Lynch	1.75%	12/01/14	01/05/15	656,000	656,989
Bank of America Merrill Lynch	1.76%	12/03/14	01/05/15	1,656,000	1,658,348
Bank of America Merrill Lynch	1.66%	12/04/14	01/06/15	1,144,000	1,145,477
Bank of America Merrill Lynch	1.66%	12/19/14	01/20/15	931,000	931,558
Bank of America Merrill Lynch	1.84%	12/05/14	03/05/15	450,000	450,621
Bank of America Merrill Lynch	1.83%	11/06/14	02/06/15	1,285,000	1,288,658
Bank of America Merrill Lynch	1.66%	12/15/14	01/15/15	928,000	928,737
Bank of America Merrill Lynch	1.84%	12/17/14	03/17/15	463,000	463,355
Bank of America Merrill Lynch	1.83%	11/06/14	02/06/15	1,443,000	1,447,108
Bank of America Merrill Lynch	1.83%	11/05/14	02/05/15	544,000	545,576
Bank of America Merrill Lynch	1.66%	12/15/14	01/15/15	1,370,000	1,371,074
Bank of America Merrill Lynch	1.83%	10/31/14	01/30/15	1,222,000	1,225,851
Bank of America Merrill Lynch	1.64%	12/19/14	03/19/15	535,000	535,317
Bank of America Merrill Lynch	1.84%	12/19/14	03/19/15	1,197,000	1,197,795
Bank of America Merrill Lynch	1.51%	12/17/14	01/16/15	283,000	283,178
Bank of America Merrill Lynch	1.78%	10/29/14	01/29/15	1,516,000	1,520,797
Bank of America Merrill Lynch	1.83%	11/06/14	02/06/15	2,012,000	2,017,727
Bank of America Merrill Lynch	1.56%	12/15/14	01/15/15	630,000	630,464
Bank of America Merrill Lynch	1.56%	12/15/14	01/15/15	1,912,000	1,913,408
Credit Suisse Securities (USA) LLC	1.48%	11/04/14	02/04/15	785,000	786,874
Credit Suisse Securities (USA) LLC	1.48%	11/04/14	02/04/15	1,448,000	1,451,458

Total Reverse Repurchase Agreements Outstanding				$25,067,000	$25,110,186

Futures Contracts Outstanding at December 31, 2014

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
90 Day Eurodollar	341	CME	85,250,000 USD	06/13/16	$(73,998)
90 Day Sterling	373	ICE	46,625,000 GBP	06/15/16	37,753
Australia 10-Year Bond	164	SFE	16,400,000 AUD	03/16/15	254,111
Bankers’ Acceptance	425	CDE	106,250,000 CAD	06/13/16	(12,627)
Brent Crude	2	ICE	2,000 USD	01/15/15	(16,720)
Cocoa	78	ICE	780 USD	03/16/15	12,233
Coffee	17	ICE	637,500 USD	03/19/15	(106,996)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Cotton No. 2	77	ICE	3,850,000 USD	03/09/15	$(42,326)
Euro-BTP	210	Eurex	21,000,000 EUR	03/06/15	297,296
Euro-Oat	66	Eurex	6,600,000 EUR	03/06/15	163,822
Gold 100 Oz	37	COMEX	3,700 USD	02/25/15	(50,839)
Hang Seng Index	21	HKFE	1,050 HKD	01/29/15	68,886
IBEX 35 Index	52	MEFF	520 EUR	01/16/15	53,458
Live Cattle	59	CME	2,360,000 USD	04/30/15	(103,249)
Long Gilt	153	ICE	15,300,000 GBP	03/27/15	573,935
Mex Bolsa Index	300	MexDer	3,000 MXN	03/20/15	403,218
NASDAQ 100 E-Mini	51	CME	1,020 USD	03/20/15	1,170
Natural Gas	38	NYMEX	380,000 USD	03/27/15	(212,520)
NY Harbor ULSD	33	NYMEX	1,386,000 USD	01/30/15	(208,471)
OMXS30 Index	49	Nasdaq OMX	4,900 SEK	01/16/15	13,126
RBOB Gasoline	62	NYMEX	2,604,000 USD	01/30/15	(387,476)
S&P 500 E-Mini	39	CME	1,950 USD	03/20/15	53,799
S&P/TSX 60 Index	36	CDE	7,200 CAD	03/19/15	244,408
SGX CNX Nifty	87	SGX	174 USD	01/29/15	5,511
Soybean	36	CBOT	180,000 USD	03/13/15	(56,631)
Soybean Meal	78	CBOT	7,800 USD	03/13/15	(100,729)
SPI 200	115	SFE	2,875 AUD	03/19/15	498,352
Sugar 11	6	ICE	672,000 USD	02/27/15	(6,769)
Topix Index	2	OSE	20,000 JPY	03/12/15	(5,408)
U.S. Treasury 10-Year Note	57	CBOT	5,700,000 USD	03/20/15	19,697

					$1,316,016

Short Futures
3 Month Euribor	819	LIF	204,750,000 EUR	03/14/16	$(125,188)
3 Month Euro Swiss	1,263	LIF	315,750,000 CHF	06/15/15	(476,843)
90 Day Bank Bill	185	SFE	185,000,000 AUD	06/11/15	(49,475)
90 Day Eurodollar	2	CME	500,000 USD	03/16/20	(1,455)
90 Day Eurodollar	2	CME	500,000 USD	09/16/19	(3,443)
90 Day Eurodollar	3	CME	750,000 USD	06/15/15	(620)
90 Day Eurodollar	2	CME	500,000 USD	03/13/17	(493)
90 Day Eurodollar	2	CME	500,000 USD	06/18/18	(1,243)
90 Day Eurodollar	1	CME	250,000 USD	09/17/18	(1,478)
90 Day Eurodollar	1	CME	250,000 USD	06/13/16	310
90 Day Eurodollar	5	CME	1,250,000 USD	09/14/15	(1,407)
90 Day Eurodollar	7	CME	1,750,000 USD	03/16/15	(705)
90 Day Eurodollar	3	CME	750,000 USD	12/14/15	(1,101)
90 Day Eurodollar	3	CME	750,000 USD	03/14/16	(295)
90 Day Eurodollar	3	CME	750,000 USD	09/19/16	(1,733)
90 Day Eurodollar	1	CME	250,000 USD	12/19/16	(640)
90 Day Eurodollar	4	CME	1,000,000 USD	12/18/17	(5,260)
90 Day Eurodollar	1	CME	250,000 USD	09/18/17	(953)
90 Day Eurodollar	3	CME	750,000 USD	03/19/18	(2,258)
90 Day Eurodollar	2	CME	500,000 USD	12/16/19	(3,693)
Brent Crude	35	ICE	35,000 USD	02/12/15	353,875
Canada 10-Year Bond	428	CDE	42,800,000 CAD	03/20/15	(652,567)
CBOE Volatility Index	206	CFE	206,000 USD	02/18/15	216,173
Corn	101	CBOT	505,000 USD	09/14/15	(26,922)
DAX Index	40	Eurex	1,000 EUR	03/20/15	(207,095)
Euro Stoxx 50	1,185	Eurex	11,850 EUR	03/20/15	(1,270,215)
Euro-Bund	167	Eurex	16,700,000 EUR	03/06/15	(542,472)
FTSE 100 Index	40	ICE	400 GBP	03/20/15	(112,407)
FTSE JSE Top 40	78	Safex	780 ZAR	03/19/15	(111,223)
FTSE/MIB Index	16	IDEM	80 EUR	03/20/15	591
Gasoil	41	ICE	4,100 USD	02/12/15	231,649
Gasoil	48	ICE	4,800 USD	09/10/15	224,677
Japan 10-Year Bond	97	OSE	9,700,000,000 JPY	03/11/15	(685,778)
Lean Hogs	68	CME	2,720,000 USD	02/13/15	160,229
Live Cattle	2	CME	80,000 USD	02/27/15	4,360

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	50	CME	1,000 USD	03/20/15	$(100,234)
Natural Gas	34	NYMEX	340,000 USD	01/28/15	270,578
Nikkei 225	21	OSE	21,000 JPY	03/12/15	75,089
S&P 500 E-Mini	758	CME	37,900 USD	03/20/15	49,598
Silver	26	COMEX	130,000 USD	03/27/15	124,397
Soybean	39	CBOT	195,000 USD	05/14/15	58,794
Soybean Oil	208	CBOT	12,480,000 USD	03/13/15	6,007
Swiss Market Index	76	Eurex	760 CHF	03/20/15	3,147
Topix Index	49	OSE	490,000 JPY	03/12/15	51,275
Wheat	55	CBOT	275,000 USD	03/13/15	(118,195)

					$(2,674,642)

Total Futures Contracts Outstanding					$(1,358,626)

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2014

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	8,025,000	USD	3,056,561	State Street Bank and Trust Company	03/02/15	$(82,972)
BRL	262,600	USD	100,000	State Street Bank and Trust Company	02/02/15	(1,954)
BRL	2,181,330	USD	810,000	Morgan Stanley & Co. International PLC	03/25/15	(7,070)
BRL	409,275	USD	150,000	State Street Bank and Trust Company	02/03/15	2,768
CAD	10,465,000	USD	8,985,146	State Street Bank and Trust Company	03/18/15	7,427
CAD	959,000	USD	824,776	State Street Bank and Trust Company	03/18/15	(707)
CHF	214,245	USD	220,518	Morgan Stanley & Co. LLC	03/31/15	(4,674)
CHF	5,490,240	USD	5,573,727	Morgan Stanley & Co. LLC	03/31/15	(42,518)
CHF	168,276	USD	171,047	Morgan Stanley & Co. LLC	03/18/15	(1,557)
CNY	3,257,743	USD	527,809	Morgan Stanley & Co. International PLC	02/27/15	93
COP	1,388,193,750	USD	575,000	Morgan Stanley & Co. International PLC	03/25/15	6,724
DKK	3,530,240	USD	589,224	Morgan Stanley & Co. LLC	03/31/15	(15,170)
DKK	3,548,980	USD	586,283	Morgan Stanley & Co. LLC	03/31/15	(9,183)
DKK	703,810	USD	115,040	Morgan Stanley & Co. LLC	03/31/15	(594)
EUR	68,447	USD	84,937	Morgan Stanley & Co. LLC	03/31/15	(2,049)
EUR	472,719	USD	585,926	Morgan Stanley & Co. LLC	03/18/15	(13,553)
EUR	390,831	USD	486,979	Morgan Stanley & Co. LLC	03/18/15	(13,757)
EUR	817,749	USD	1,025,310	Morgan Stanley & Co. LLC	03/18/15	(35,171)
EUR	53,583	USD	66,188	Morgan Stanley & Co. LLC	03/31/15	(1,300)
EUR	802,117	USD	996,630	Morgan Stanley & Co. LLC	03/18/15	(25,419)
EUR	49,324	USD	59,747	Morgan Stanley & Co. LLC	03/31/15	(17)
GBP	165,379	USD	259,854	Morgan Stanley & Co. LLC	03/31/15	(2,271)
GBP	64,058	USD	100,612	Morgan Stanley & Co. LLC	03/31/15	(840)
GBP	10,508,000	USD	16,397,892	State Street Bank and Trust Company	03/18/15	(29,563)
GBP	758,000	USD	1,184,527	State Street Bank and Trust Company	03/18/15	(3,789)
HKD	3,141,249	USD	405,087	Morgan Stanley & Co. LLC	03/18/15	(13)
HUF	103,870,184	USD	419,000	Morgan Stanley & Co. International PLC	03/25/15	(22,729)
IDR	7,830,600,000	USD	620,000	Morgan Stanley & Co. International PLC	03/25/15	2,526
INR	30,230,400	USD	480,000	Morgan Stanley & Co. International PLC	03/27/15	(8,148)
INR	8,930,600	USD	140,000	Morgan Stanley & Co. International PLC	05/27/15	(1,936)
INR	11,574,152	USD	184,000	Morgan Stanley & Co. International PLC	03/27/15	(3,344)
JPY	34,900,000	USD	295,183	JPMorgan Chase Bank, N.A.	01/16/15	(3,791)
JPY	47,480,000	USD	401,471	State Street Bank and Trust Company	03/18/15	(4,824)
JPY	45,897,074	USD	394,590	Morgan Stanley & Co. LLC	03/18/15	(11,161)
JPY	2,224,000	USD	18,731	State Street Bank and Trust Company	03/18/15	(152)
JPY	52,754,133	USD	437,903	Morgan Stanley & Co. LLC	03/18/15	2,810
JPY	299,250,000	USD	3,150,000	Morgan Stanley Capital Services LLC	01/06/15	(651,670)
JPY	222,200,000	USD	2,020,000	Morgan Stanley Capital Services LLC	01/06/15	(164,932)
JPY	212,100,000	USD	2,020,000	Morgan Stanley Capital Services LLC	01/06/15	(249,254)
JPY	118,650,000	USD	1,130,000	Morgan Stanley Capital Services LLC	01/06/15	(139,434)
JPY	315,000,000	USD	3,150,000	Morgan Stanley Capital Services LLC	01/06/15	(520,179)
MXN	214,861,000	USD	14,426,640	State Street Bank and Trust Company	03/18/15	70,790
MXN	19,222,000	USD	1,315,382	State Street Bank and Trust Company	03/18/15	(18,405)
NGN	27,985,000	USD	145,000	JPMorgan Chase Bank, N.A.	01/13/15	5,588

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NGN	45,778,500	USD	270,000	JPMorgan Chase Bank, N.A.	02/12/15	$(35,839)
PHP	1,798,680	USD	40,000	Morgan Stanley & Co. International PLC	06/26/15	(5)
PLN	1,007,817	USD	313,425	Morgan Stanley & Co. International PLC	01/30/15	(29,087)
PLN	326,350	USD	100,000	Morgan Stanley & Co. International PLC	01/30/15	(7,926)
SEK	2,916,000	USD	382,367	State Street Bank and Trust Company	03/18/15	(8,208)
SEK	255,000	USD	33,101	State Street Bank and Trust Company	03/18/15	(382)
SGD	500,556	USD	381,827	Morgan Stanley Capital Services LLC	03/18/15	(4,343)
TRY	25,312,000	USD	10,537,446	State Street Bank and Trust Company	03/18/15	124,792
TRY	2,769,000	USD	1,171,835	State Street Bank and Trust Company	03/18/15	(5,442)
ZAR	243,015,000	USD	20,419,284	State Street Bank and Trust Company	03/18/15	341,806
ZAR	23,083,000	USD	1,973,800	State Street Bank and Trust Company	03/18/15	(1,789)
USD	16,480,872	AUD	20,213,000	State Street Bank and Trust Company	03/18/15	64,915
USD	1,584,879	AUD	1,955,000	State Street Bank and Trust Company	03/18/15	(2,871)
USD	200,000	BRL	509,100	State Street Bank and Trust Company	02/03/15	9,971
USD	550,000	BRL	1,400,025	State Street Bank and Trust Company	02/03/15	27,420
USD	3,287,788	BRL	8,518,000	State Street Bank and Trust Company	03/02/15	131,522
USD	21,453	BRL	57,000	State Street Bank and Trust Company	03/02/15	332
USD	25,078	BRL	68,000	State Street Bank and Trust Company	03/02/15	(118)
USD	200,000	BRL	536,100	State Street Bank and Trust Company	02/03/15	(107)
USD	5,414,705	CHF	5,242,530	Morgan Stanley & Co. LLC	03/31/15	133,055
USD	3,344,888	CHF	3,215,541	Morgan Stanley & Co. LLC	03/18/15	106,157
USD	552,214	CHF	533,466	Morgan Stanley & Co. LLC	03/18/15	14,900
USD	4,952,894	CHF	4,784,000	State Street Bank and Trust Company	03/18/15	134,575
USD	471,604	CHF	461,955	Morgan Stanley & Co. LLC	03/31/15	6,202
USD	318,579	CHF	312,000	State Street Bank and Trust Company	03/18/15	4,340
USD	220,694	CHF	216,389	Morgan Stanley & Co. LLC	03/18/15	2,745
USD	3,187,647	CHF	3,139,900	Morgan Stanley & Co. LLC	03/31/15	24,316
USD	50,734	CHF	50,000	Morgan Stanley & Co. LLC	03/18/15	374
USD	64,420	CLP	40,208,000	Morgan Stanley Capital Services LLC	03/18/15	(1,385)
USD	265,000	CNY	1,656,913	Morgan Stanley & Co. International PLC	02/27/15	(3,495)
USD	18,646,070	CZK	413,416,000	State Street Bank and Trust Company	03/18/15	569,769
USD	1,209,671	CZK	27,159,000	State Street Bank and Trust Company	03/18/15	22,165
USD	33,759	DKK	203,520	Morgan Stanley & Co. LLC	03/31/15	665
USD	24,079	DKK	147,060	Morgan Stanley & Co. LLC	03/31/15	166
USD	19,186	DKK	118,020	Morgan Stanley & Co. LLC	03/31/15	(5)
USD	6,207,350	EUR	5,000,000	State Street Bank and Trust Company	01/21/15	156,067
USD	2,888,847	EUR	2,325,000	JPMorgan Chase Bank, N.A.	01/16/15	75,175
USD	5,883,062	EUR	4,716,940	Morgan Stanley & Co. LLC	03/18/15	171,744
USD	915,381	EUR	736,210	Morgan Stanley & Co. LLC	03/18/15	23,971
USD	5,117,390	EUR	4,117,000	State Street Bank and Trust Company	03/18/15	132,320
USD	24,371	EUR	19,730	Morgan Stanley & Co. LLC	03/31/15	479
USD	335,471	EUR	273,000	State Street Bank and Trust Company	03/18/15	4,908
USD	493,435	EUR	402,256	Morgan Stanley & Co. LLC	03/18/15	6,380
USD	43,380	EUR	35,606	Morgan Stanley & Co. LLC	03/31/15	262
USD	787,759	EUR	645,000	JPMorgan Chase Bank, N.A.	01/16/15	7,191
USD	1,051,761	EUR	863,550	Morgan Stanley & Co. LLC	03/18/15	6,166
USD	304,057	EUR	250,000	Morgan Stanley Capital Services LLC	03/18/15	1,355
USD	1,209,364	EUR	993,889	Morgan Stanley & Co. LLC	03/18/15	5,954
USD	469,200	GBP	300,000	State Street Bank and Trust Company	01/21/15	1,679
USD	157,210	GBP	100,000	State Street Bank and Trust Company	01/21/15	1,369
USD	156,760	GBP	100,000	State Street Bank and Trust Company	01/21/15	919
USD	56,958	GBP	36,250	Morgan Stanley & Co. LLC	03/31/15	498
USD	5,969	GBP	3,799	Morgan Stanley & Co. LLC	03/18/15	51
USD	10,688	GBP	6,869	Morgan Stanley & Co. LLC	03/31/15	(10)
USD	66,084	GBP	42,641	Morgan Stanley & Co. LLC	03/31/15	(330)
USD	113,354	GBP	72,830	Morgan Stanley & Co. LLC	03/31/15	(81)
USD	2,450,000	HKD	18,996,715	Morgan Stanley & Co. LLC	03/18/15	313
USD	357,213	HKD	2,770,232	Morgan Stanley & Co. LLC	03/18/15	(17)
USD	11,178	HKD	86,757	Morgan Stanley & Co. LLC	03/18/15	(10)
USD	104,750	HUF	25,989,124	Morgan Stanley & Co. International PLC	03/25/15	5,600
USD	157,125	HUF	39,132,374	Morgan Stanley & Co. International PLC	03/25/15	7,832
USD	10,896,448	ILS	42,938,000	State Street Bank and Trust Company	03/18/15	(114,707)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	627,940	ILS	2,476,000	State Street Bank and Trust Company	03/18/15	$(7,013)
USD	410,000	INR	25,830,000	Morgan Stanley & Co. International PLC	03/27/15	6,831
USD	598,324	JPY	67,826,000	JPMorgan Chase Bank, N.A.	02/10/15	31,896
USD	163,719	JPY	19,383,890	Morgan Stanley Capital Services LLC	03/18/15	1,785
USD	657,327	JPY	78,070,752	Morgan Stanley & Co. LLC	03/18/15	5,117
USD	11,323,111	JPY	1,341,448,977	Morgan Stanley & Co. LLC	03/18/15	116,520
USD	99,714	JPY	11,760,334	Morgan Stanley & Co. LLC	03/18/15	1,467
USD	395,159	JPY	46,367,943	Morgan Stanley & Co. LLC	03/18/15	7,797
USD	259,674	JPY	30,929,287	Morgan Stanley & Co. LLC	03/18/15	1,288
USD	646,945	JPY	78,070,752	Morgan Stanley & Co. LLC	03/18/15	(5,265)
USD	2,265,780	JPY	272,788,556	Morgan Stanley & Co. LLC	03/18/15	(13,122)
USD	2,020,000	JPY	222,200,000	Morgan Stanley Capital Services LLC	01/06/15	164,932
USD	3,150,000	JPY	315,000,000	Morgan Stanley Capital Services LLC	01/06/15	520,179
USD	2,020,000	JPY	191,900,000	Morgan Stanley Capital Services LLC	01/06/15	417,896
USD	1,130,000	JPY	107,350,000	Morgan Stanley Capital Services LLC	01/06/15	233,774
USD	3,150,000	JPY	330,750,000	Morgan Stanley Capital Services LLC	01/06/15	388,688
USD	29,931	KRW	32,273,000	Morgan Stanley Capital Services LLC	03/18/15	511
USD	90,000	NGN	15,183,000	JPMorgan Chase Bank, N.A.	02/12/15	12,338
USD	6,879,394	NOK	51,182,000	State Street Bank and Trust Company	03/18/15	26,158
USD	777,704	NOK	5,773,000	State Street Bank and Trust Company	03/18/15	4,703
USD	305,190	NZD	398,000	State Street Bank and Trust Company	03/18/15	(3,117)
USD	22,289	NZD	29,000	State Street Bank and Trust Company	03/18/15	(176)
USD	567,650	PLN	1,891,978	Morgan Stanley & Co. International PLC	01/30/15	33,862
USD	12,773,632	PLN	43,134,000	State Street Bank and Trust Company	03/18/15	629,789
USD	1,060,029	PLN	3,685,000	State Street Bank and Trust Company	03/18/15	22,563
USD	1,161,234	RUB	77,164,000	State Street Bank and Trust Company	03/18/15	(62,248)
USD	294,857	RUB	20,037,000	State Street Bank and Trust Company	03/18/15	(22,842)
USD	445,000	ZAR	5,202,721	Morgan Stanley & Co. International PLC	03/25/15	975

Total Forward Foreign Currency Exchange Contracts Outstanding						$2,634,175

OTC Credit Default Swaps on Index (Buy Protection) Outstanding at December 31, 2014

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.21	(5.00%)	06/20/19	JPMorgan Chase Bank, N.A.	571,200 USD	$(27,665)	$(52,551)	$24,886
iTraxx CEEMA Series 21 Version 1	(1.00%)	06/20/19	JPMorgan Chase Bank, N.A.	80,000 USD	8,596	5,930	2,666

Total OTC Credit Default Swaps on Index (Buy Protection)					$(19,069)	$(46,621)	$27,552

OTC Total Return Swaps Outstanding at December 31, 2014

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Buys
Airbus Group	12/28/15	Credit Suisse Securities (Europe) Limited	$ 2,056,412	$—
Alstom	12/28/15	Credit Suisse Securities (Europe) Limited	3,163,870	—
Amadeus IT Holding SA	12/29/15	Credit Suisse Securities (Europe) Limited	1,882,943	—
ArcelorMittal NV	12/28/15	Credit Suisse Securities (Europe) Limited	1,019,372	—
Assicurazioni Generali	12/28/15	Credit Suisse Securities (Europe) Limited	1,764,468	—
Atos	12/28/15	Credit Suisse Securities (Europe) Limited	314,166	—
AXA SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,983,752	—
Barclays PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,315,490	—
Bayer AG REG	12/24/15	Morgan Stanley Capital Services LLC	3,365,761	(135,778)
Bayer AG	12/24/15	Credit Suisse Securities (Europe) Limited	2,745,996	—
Bovespa Index	02/18/15	Morgan Stanley Capital Services LLC	48	43,879
BP PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,022,085	—
BT Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,494,027	43,779
Carrefour SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,608,443	—

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Delta Lloyd NV	12/28/15	Credit Suisse Securities (Europe) Limited	$ 465,225	$—
Deutsche Bank AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	1,922,886	—
Electricite De France EDF	12/28/15	Credit Suisse Securities (Europe) Limited	2,157,434	—
Enel SpA	12/28/15	Credit Suisse Securities (Europe) Limited	677,115	—
ENI SpA Italia	12/28/15	Credit Suisse Securities (Europe) Limited	899,946	—
Fresenius Medical Care AG & Co. KgaA	12/24/15	Credit Suisse Securities (Europe) Limited	1,845,338	—
Jazztel PLC	12/29/15	Credit Suisse Securities (Europe) Limited	763,999	—
KBC Groep NV	06/13/16	Credit Suisse Securities (Europe) Limited	1,342,450	—
Koninklijke KPN NV	12/28/15	Credit Suisse Securities (Europe) Limited	3,290,447	—
Linde AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,488,192	—
LVMH Moet Hennessy Louis Vuitton	12/28/15	Credit Suisse Securities (Europe) Limited	930,569	—
MAN AG	12/24/15	Credit Suisse Securities (Europe) Limited	145,084	—
Mead Johnson Nutrition Co.	07/27/15	Credit Suisse Securities (Europe) Limited	1,613,365	—
Nutreco NV	12/28/15	Credit Suisse Securities (Europe) Limited	59,966	—
Orange	12/28/15	Credit Suisse Securities (Europe) Limited	693,569	—
Peugeot SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,178,783	—
Prudential PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,796,932	—
Publicis Groupe	12/28/15	Credit Suisse Securities (Europe) Limited	2,017,728	—
Puma SE	12/24/15	Credit Suisse Securities (Europe) Limited	561,319	—
Rexel SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,092,099	—
Royal Bank of Scotland Group	09/30/19	Credit Suisse Securities (Europe) Limited	4,041,718	194,119
Royal Dutch Shell PLC	12/28/15	Credit Suisse Securities (Europe) Limited	2,353,576	—
RWE AG	12/24/15	Credit Suisse Securities (Europe) Limited	1,079,470	—
SabMiller PLC	12/29/15	Credit Suisse Securities (Europe) Limited	1,906,904	—
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,810,660	(32,355)
Safran SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,864,979	—
Samsung Electronics Co. Ltd.	12/07/16	Credit Suisse Securities (Europe) Limited	428,710	9,539
Sanofi Aventis	12/28/15	Credit Suisse Securities (Europe) Limited	1,546,228	—
Shire PLC	09/25/19	Credit Suisse Securities (Europe) Limited	5,716,956	244,110
Shire PLC	09/25/19	Morgan Stanley Capital Services LLC	4,862,095	(223,615)
Smith & Nephew PLC	12/29/15	Morgan Stanley Capital Services LLC	1,132,582	113,076
Smith & Nephew PLC	12/29/15	Credit Suisse Securities (Europe) Limited	463,312	—
Societe Generale SA	12/28/15	Credit Suisse Securities (Europe) Limited	2,083,323	—
STM FP	12/28/15	Credit Suisse Securities (Europe) Limited	217,567	—
STM IM	12/28/15	Credit Suisse Securities (Europe) Limited	980,342	—
Tes Bond	01/16/15	Citibank, N.A.	850,000,000	698
Tim Participacoes ADR	07/27/15	Credit Suisse Securities (Europe) Limited	1,090,533	—
UBM PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,555,893	—
Unicredito SpA	12/28/15	Credit Suisse Securities (Europe) Limited	1,809,440	—
Vinci SA	12/28/15	Credit Suisse Securities (Europe) Limited	1,241,154	—
Vodafone Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	2,665,796	—

Total Buys				$257,452

Sells
ABB Ltd. REG	12/29/15	Credit Suisse Securities (Europe) Limited	585,568	$—
Allianz SE REG	12/24/15	Credit Suisse Securities (Europe) Limited	803,792	—
America Movil ADR	08/03/15	Credit Suisse Securities (Europe) Limited	85,881	—
Banco Santander SA	12/29/15	Credit Suisse Securities (Europe) Limited	763,657	—
BASF SE	12/24/15	Credit Suisse Securities (Europe) Limited	1,193,203	—
BT Group PLC	12/29/15	Credit Suisse Securities (Europe) Limited	114,924	—
Cap Gemini	12/28/15	Credit Suisse Securities (Europe) Limited	10,580	—
Deutsche Telekom AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	144,177	—
Distribuidora Internacional	12/29/15	Credit Suisse Securities (Europe) Limited	483,871	—
Faurecia	12/28/15	Credit Suisse Securities (Europe) Limited	443,892	—
Heineken NV	12/28/15	Credit Suisse Securities (Europe) Limited	174,051	—
iBoxx Liquid High Yield Index	03/20/15	JPMorgan Chase Bank, N.A.	650,000	(945)
iBoxx Liquid High Yield Index	03/20/15	Morgan Stanley Capital Services LLC	700,000	(4,236)
iBoxx Liquid High Yield Index	03/20/15	JPMorgan Chase Bank, N.A.	700,000	(1,184)
iShares MSCI Brazil Capped ETF	07/27/15	Credit Suisse Securities (Europe) Limited	102,908	—
Kospi2 Index	03/12/15	Morgan Stanley Capital Services LLC	84	305,632
Merck KgaA	07/07/16	Morgan Stanley Capital Services LLC	1,355,469	(4,609)

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
Muenchener Rueckver AG REG	12/24/15	Credit Suisse Securities (Europe) Limited	$ 604,482	$—
Nestle SA REG	12/29/15	Credit Suisse Securities (Europe) Limited	1,112,005	—
Pernod Ricard SA	12/28/15	Credit Suisse Securities (Europe) Limited	284,792	—
Reed Elsevier NV	12/28/15	Credit Suisse Securities (Europe) Limited	390,072	—
Reed Elsevier PLC	12/29/15	Credit Suisse Securities (Europe) Limited	200,283	—
Sainsbury (J) PLC	12/29/15	Credit Suisse Securities (Europe) Limited	418,663	—
SAP SE	12/24/15	Credit Suisse Securities (Europe) Limited	39,945	—
Technip SA	12/28/15	Credit Suisse Securities (Europe) Limited	517,881	—
Telecom Italia SpA	12/28/15	Credit Suisse Securities (Europe) Limited	63,350	—
Telefonica Brasil	07/27/15	Credit Suisse Securities (Europe) Limited	211,241	—
Telefonica SA	12/29/15	Credit Suisse Securities (Europe) Limited	1,283,646	—
Teliasonera AB	12/28/15	Credit Suisse Securities (Europe) Limited	83,002	—
Texas Instruments, Inc.	07/27/15	Credit Suisse Securities (Europe) Limited	668,099	—
Unilever DR	12/28/15	Credit Suisse Securities (Europe) Limited	631,700	—
Unilever PLC	12/29/15	Credit Suisse Securities (Europe) Limited	179,733	—
Veolia Environment	12/28/15	Credit Suisse Securities (Europe) Limited	1,828,993	—
Volkswagen AG	12/24/15	Credit Suisse Securities (Europe) Limited	782,053	—

Total Sells				$294,658

Total OTC Total Return Swaps Outstanding				$552,110

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2014

The Fund Pays/Receives Floating Rate	Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	1.250%	03/20/17	Credit Suisse (USA) Securities LLC	28,264,000 USD	$(104,627)	$(116,832)	$12,205
Receives	Three-Month Libor	1.919%	09/30/19	Morgan Stanley & Co. LLC	2,311,250 USD	(20,216)	—	(20,216)
Receives	Three-Month Libor	2.304%	01/27/25	Morgan Stanley & Co. LLC	2,430,000 USD	(301)	—	(301)
Receives	Three-Month Libor	2.250%	03/18/20	Credit Suisse (USA) Securities LLC	15,027,000 USD	(268,883)	(340,857)	71,974
Receives	Three-Month Libor	2.534%	09/25/24	Morgan Stanley & Co. LLC	2,130,000 USD	(51,198)	—	(51,198)
Pays	Three-Month Libor	3.000%	03/18/25	Credit Suisse (USA) Securities LLC	3,074,000 USD	182,147	169,093	13,054
Pays	Three-Month Libor	3.500%	03/20/45	Credit Suisse (USA) Securities LLC	1,624,000 USD	268,452	262,353	6,099

Total Centrally Cleared Interest Rate Swaps Outstanding						$5,374	$(26,243)	$31,617

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

OTC Interest Rate Swaps Outstanding at December 31, 2014

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pays	BRL-CDI Rate	11.045%	01/02/17	JPMorgan Chase Bank, N.A.	1,910,073 BRL	$(24,275)	$—	$(24,275)

Total OTC Interest Rate Swap Outstanding						$(24,275)	$—	$(24,275)

Abbreviation Legend:
ADR	American Depository Receipt
ASX	Australian Securities Exchange
BRL-CDI	Brazil Interbank Deposit Rate
CBOE	Chicago Board Options Exchange
CBOT	Chicago Board of Trade
CDE	Montreal Exchange
CFE	CBOE Futures Exchange
CME	Chicago Mercantile Exchange
COMEX	Commodities Exchange Center
ETF	Exchange-Traded Fund
Eurex	Eurex Exchange
FTSE	Financial Times and Stock Exchange
FX	Foreign Exchange
HKFE	Hong Kong Futures Exchange Ltd.
ICE	Ice Futures Europe
LIBOR	London Interbank Offered Rate
LIF	New York Stock Exchange Euronext Liffe
MEFF	MEFF Renta Variable
MexDer	Mexican Derivatives Exchange
MTN	Medium Term Note
Nasdaq OMX	NASDAQ OMX Stockholm
NYMEX	New York Mercantile Exchange
OSE	Osaka Exchange
OTC	Over the Counter
PIK	Payment in Kind
REG S	Regulation-S
REIT	Real Estate Investment Trust
Safex	South African Futures Exchange
SFE	ASX Trade24
SGX	Singapore Exchange
SPDR	Standard and Poor’s Depository Receipt
Currency Legend:
ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Multi-Strategy Fund and Subsidiaries

Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

See Notes to Consolidated Schedule of Investments.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments

December 31, 2014 (Unaudited)

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of two series that have commenced operations, Blackstone Alternative Multi-Manager Fund (“Multi-Manager Fund”) and Blackstone Alternative Multi-Strategy Fund (“Multi-Strategy Fund”) (each individually referred to as a “Fund”, and collectively, the “Funds”). The Multi-Manager Fund and the Multi-Strategy Fund are non-diversified funds that commenced operations on August 6, 2013 and June 16, 2014, respectively.

The investment adviser of the Funds is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of each Fund’s affairs and, pursuant to an investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. Each Fund’s investment objective is to seek capital appreciation. The Investment Adviser seeks to achieve the Funds’ objectives by allocating the Funds’ assets among a variety of non-traditional or, “alternative,” investment strategies. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Funds’ assets among the sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds, and may also manage a portion of the Funds’ assets directly. Each Sub-Adviser is responsible for the day-to-day management of the Funds’ assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board.)

Each Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of each Fund’s Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd. and Blackstone Alternative Multi-Strategy Sub Fund II Ltd. (the “Cayman Subsidiaries”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund III L.L.C., (the “Domestic Subsidiaries III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. and Blackstone Alternative Multi-Strategy Sub Fund IV L.L.C. (the “Domestic Subsidiaries IV”) are Delaware limited liability companies. The Cayman Subsidiaries are expected to invest, directly or indirectly through the use of derivatives, in securities and commodity interests. Domestic Subsidiaries III and Domestic Subsidiaries IV are each expected to invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). The consolidated schedule of investments include the schedule of investments of the Multi-Manager Fund and its applicable Subsidiaries and the Multi-Strategy Fund and its applicable Subsidiaries. Except where context otherwise requires, the term “Fund” refers to the Fund together with the applicable Subsidiaries.

The Funds and the Cayman Subsidiaries are each a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Funds and the Cayman Subsidiaries, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting, and recordkeeping requirements otherwise applicable to commodity pools. None of the Domestic Subsidiaries III and Domestic Subsidiaries IV intend to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiaries III and the Domestic Subsidiaries IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the respective Prospectus of each of the Funds.

2. Basis of Presentation

Each Fund’s consolidated schedule of investments are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation. The preparation of schedule of investments in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

The Funds are investment companies in accordance with Accounting Standards Codification 946, Financial Services—Investment Companies (“ASC 946”), which defines investment companies and prescribes specialized accounting and reporting requirements for investment companies.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

3. Significant Accounting Policies

The net asset value (“NAV”) of each Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time) on each day that the NYSE is open for business (a “Business Day”).

Valuation Policy

For purposes of calculating the NAV, each Fund values its investments in securities, securities sold short, derivative financial instruments and other investments based on market quotations or at fair value. U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability (i.e. the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments and other investments (together the “investments”) (the “Valuation Procedures”). The Board has delegated to the Investment Adviser day-to-day responsibility for implementing the Valuation Procedures. The Investment Adviser’s management formed the Fair Value Committee (the “FVC”), which provides oversight of the valuation and pricing function of each Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or are otherwise not reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of each Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of December 31, 2014.

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

Level 1  –  quoted prices are available in active markets for identical investments as of the measurement date. The Funds do not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, and derivative financial instruments actively traded on recognized exchanges.

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date. Investments in investment funds or hedge funds (“Investee Funds”) are classified as Level 2 if the Funds have the ability to redeem their investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice and there are no other potential liquidity restrictions that could be invoked within 90 days of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, foreign government obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; OTC derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC options; and forward foreign currency exchange contracts.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Level 3—pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date. Investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions are classified as Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause an investment to be reclassified between Level 1, Level 2, or Level 3.

A description of the valuation techniques applied to each Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, as applicable. For securities traded on more than one exchange, the last reported sales price on the exchange where the security is primarily traded is used. Securities traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask price (short positions) or the mean for exchange-traded options. If no bid or ask price is available, the prior days’ price will be used, unless it is determined that such prior days’ price no longer reflects fair value. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Funds may use a third-party fair valuation service provider to value foreign equity securities that are primarily traded outside of North and South America. The third-party fair valuation service provider calculates a factor that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy. As of December 31, 2014, no such adjustments have been made.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments

December 31, 2014 (Unaudited)

Level 3 securities are valued by broker quotes and pricing services. In the instances where less than three broker-dealer quotations are received, such investments will generally be categorized as Level 3 within the fair value hierarchy. The appropriateness of fair values for these securities are monitored on an ongoing basis which may include results of backtesting, results of pricing due diligence, unchanged price review, use of specialists, and consideration of macro security specific events.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value. The Funds may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Adviser has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s net asset value or its equivalent in accordance with ASC 946. Such internal process includes the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the net asset value calculation, performing ongoing operational due diligence, review each Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. If it is determined, based on due diligence and investment monitoring procedures, that the reported net asset value per share or its equivalent of an Investee Fund does not represent fair value, the FVC or the Board, shall estimate the fair value in good faith and as determined under approved policies and procedures. There were no instances of such determination made as of December 31, 2014.

Securities and Other Investments

Bank Loans

The Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. Each Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Funds may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Mortgage-Related and Other Asset-Backed Securities

The Funds may invest in mortgage-related securities (residential and commercial) and other ABS. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other ABS represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although ABS and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and ABS, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Funds’ investments in ABS are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMO. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMO are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund’s management, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Funds may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby a Fund sells securities they do not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a stock borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Funds establish a liability to represent securities due under the Short Sale agreement. The Funds are liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments on securities. A realized gain or loss is recognized when the short position is closed as a net realized gain or loss from investments on securities sold short.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date, under the terms of a Master Repurchase Agreement (“MRA”). The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Consolidated Schedule of Investments. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2014, the face value of open reverse repurchase agreements for Multi-Manager Fund and Multi-Strategy Fund was $74,386,198 and $25,067,000, respectively.

An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty. The following table presents the reverse repurchase agreements, which are subject to enforceable MRAs, as well as the collateral delivered related to those reverse repurchase agreements.

Securities Lending

The Funds may lend securities, through their agent, to certain qualified financial institutions. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to each Fund on the next Business Day. The initial collateral received by each Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that each Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be reinvested for the purchase of investment in securities. Income from securities lending is included in investment income. As of December 31, 2014, the market value of securities loaned for Multi-Manager Fund and Multi-Strategy Fund amounted to $46,004,007 and $35,758,595, respectively, and each Fund had received cash collateral of $47,103,083 and $36,651,274, respectively.

The securities lending agreement entered into by each Fund provides the right, in the event of default, for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. Under the agreement, the Funds can reinvest cash collateral.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

4. Derivative Financial Instruments

In the normal course of business, the Funds enter into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Funds or to protect against exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g. inflation risk). These contracts may be transacted on a recognized exchange or over-the-counter. The following disclosures contain information on how the Funds use derivative financial instruments and how the derivative financial instruments affect the Funds’ financial positions, results of operations and cash flows. The derivative financial instruments outstanding as of period end are disclosed in the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts, are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, each Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market and/or credit risk in excess of the amount recognized.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Funds, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. Each Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Funds may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Funds may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. A Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Funds purchase and write call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by a Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by a Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Funds may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. A Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option. The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

Equity, foreign currency or index options that may be purchased or sold by the Funds may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of a Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option.

Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Funds may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Funds and a counterparty in which the Funds and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). The Funds may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Funds as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by a Fund as collateral for swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Funds may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. A Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

Interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Funds is recorded as a liability and an upfront payment made by the Funds is recorded as an asset. Interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Funds may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that security, index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Credit Default Swaps: The Funds may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. An upfront payment received by a Fund or made by a Fund is recorded as a liability or asset, respectively. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Credit default swap contracts are marked-to-market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

Interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed after the Funds’ Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the each Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2014:

Multi-Manager Fund

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$512,635,068	$79,501,721	$—	$592,136,789
Preferred Stock	—	437,880	—	437,880
Asset-Backed Securities	—	115,361,543	—	115,361,543
Convertible Bonds	—	8,670,404	—	8,670,404
Bank Loans	—	19,674,382	—	19,674,382
Corporate Bonds & Notes	—	78,502,492	—	78,502,492
Foreign Government	—	50,896,491	—	50,896,491
Mortgage-Backed Securities	—	216,235,772	—	216,235,772
U.S. Government Sponsored Agency Securities	—	29,741,848	—	29,741,848
Exchange-Traded Funds	2,537,452	—	—	2,537,452
Purchased Options	4,078,220	1,423,824	—	5,502,044
Total Investments in Securities:	$519,250,740	$600,446,357	$—	$1,119,697,097
Forward Foreign Currency Exchange Contracts	—	16,755,809	—	16,755,809
Futures Contracts	8,005,370	—	—	8,005,370
OTC Credit Default Swaps	—	915,084	—	915,084
OTC Total Return Swaps	—	2,909,752	—	2,909,752
Interest Rate Swaps	—	1,234,563	—	1,234,563
Total Assets	$527,256,110	$622,261,565	$—	$1,149,517,675

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$281,991,368	$5,161,984	$—	$287,153,352
Options Written	385,602	689,523	—	1,075,125
Reverse Repurchase Agreements	—	74,505,127	—	74,505,127
Securities Lending Collateral	—	47,103,083	—	47,103,083
Forward Foreign Currency Exchange Contracts	—	11,776,801	—	11,776,801
Futures Contracts	12,630,580	—	—	12,630,580
OTC Credit Default Swaps	—	54,633	—	54,633
OTC Total Return Swaps	—	840,005	—	840,005
Interest Rate Swaps	—	1,109,780	—	1,109,780
Total Liabilities	$295,007,550	$141,240,936	$—	$436,248,486

Blackstone Alternative Investment Funds and Subsidiaries

Notes to Consolidated Schedule of Investments (Continued)

December 31, 2014 (Unaudited)

The changes in investments measured at fair value for which the Multi-Manager Fund used Level 3 inputs to determine fair value are as follows:

Asset Description: Investment in Securities	Investment in Investee Fund
Balance as of April 1, 2014	$27,801,750
Transfers In	—
Transfers Out	(27,801,750)
Purchases	—
Sales	—
Net realized gain (loss)	—
Net change in unrealized appreciation	—

Balance as of December 31, 2014	$—

Net change in unrealized appreciation related to investments still held as of December 31, 2014	$—

Multi-Strategy Fund

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$309,911,819	$44,114,515	$—	$354,026,334
Preferred Stock	—	195,122	—	195,122
Asset-Backed Securities	—	66,626,118	—	66,626,118
Bank Loans	—	2,163,282	—	2,163,282
Convertible Bonds	—	2,640,232	—	2,640,232
Corporate Bonds & Notes	—	28,150,384	—	28,150,384
Foreign Government	—	24,204,997	—	24,204,997
Mortgage-Backed Securities	—	96,053,078	—	96,053,078
U.S. Government Sponsored Agency Securities	—	16,789,934	—	16,789,934
Exchange-Traded Funds	842,296	—	—	842,296
Purchased Options	2,535,917	407,999	—	2,943,916
Total Investments in Securities:	$313,290,032	$281,345,661	$—	$594,635,693
Forward Foreign Currency Exchange Contracts	—	5,058,215	—	5,058,215
Futures Contracts	4,531,524	—	—	4,531,524
OTC Credit Default Swaps	—	8,596	—	8,596
OTC Total Return Swaps	—	954,832	—	954,832
Interest Rate Swaps	—	450,599	—	450,599
Total Assets	$317,821,556	$287,817,903	$—	$605,639,459

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$174,949,976	$2,057,460	$—	$177,007,436
Options Written	230,678	49,681	—	280,359
Reverse Repurchase Agreements	—	25,110,186	—	25,110,186
Securities Lending Collateral	—	36,651,274	—	36,651,274
Forward Foreign Currency Exchange Contracts	—	2,424,040	—	2,424,040
Futures Contracts	5,890,150	—	—	5,890,150
OTC Credit Default Swaps	—	27,665	—	27,665
OTC Total Return Swaps	—	402,722	—	402,722
Interest Rate Swaps	—	469,500	—	469,500
Total Liabilities	$181,070,804	$67,192,528	$—	$248,263,332

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 26, 2015

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

February 26, 2015